UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23147
First Trust Exchange-Traded Fund VIII
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

FT Vest U.S. Equity Buffer & Digital Return ETF - January
DGJA | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Digital Return ETF - January (the “Fund”) for the period of January 16, 2026 (commencement of investment operations) to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DGJA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Digital Return ETF - January	$32(1)	0.85%(2)
(1)	The Fund commenced investment operations on January 16, 2026. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.45% for the period from the Fund’s inception on January 16, 2026 through May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 9.69% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	3.29%
Changes in other Variables	0.47%
Fees and Expenses (pro-rated annual expense ratio)	-0.31%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (January 16, 2026 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	Since Inception (1/16/26)
FT Vest U.S. Equity Buffer & Digital Return ETF - January	3.45%
S&P 500® Index	9.69%
Visit www.ftportfolios.com/etf/DGJA for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$4,722,671
Total number of portfolio holdings	7
Total advisory fee paid	$12,292
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	187.7%
Written Options	(88.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DGJA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer & Digital Return ETF - January (DGJA)

FT Vest U.S. Equity Uncapped Accelerator ETF - January
UXJA | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Uncapped Accelerator ETF - January (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/UXJA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Uncapped Accelerator ETF - January	$100	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 31.64% for the twelve months ended May 31, 2026. The Fund outperformed its benchmark, the S&P 500® Index, which returned 29.78% for the same Period.
This outperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	34.50%
Changes in other Variables	-2.00%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (January 17, 2025 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (1/17/25)
FT Vest U.S. Equity Uncapped Accelerator ETF - January	31.64%	20.44%
S&P 500® Index	29.78%	20.18%
Visit www.ftportfolios.com/etf/UXJA for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$13,486,276
Total number of portfolio holdings	4
Total advisory fee paid	$54,129
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.9%
Purchased Options	110.8%
Written Options	(12.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/UXJA or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside rate of return on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/UXJA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)

FT Vest U.S. Equity Dual Directional Buffer ETF - February
DLFE | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Dual Directional Buffer ETF - February (the “Fund”) for the period of February 20, 2026 (commencement of investment operations) to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DLFE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Dual Directional Buffer ETF - February	$24(1)	0.85%(2)
(1)	The Fund commenced investment operations on February 20, 2026. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.48% for the period from the Fund’s inception on February 20, 2026 through May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 10.05% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	4.85%
Changes in other Variables	-0.14%
Fees and Expenses (pro-rated annual expense ratio)	-0.23%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (February 20, 2026 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	Since Inception (2/20/26)
FT Vest U.S. Equity Dual Directional Buffer ETF - February	4.48%
S&P 500® Index	10.05%
Visit www.ftportfolios.com/etf/DLFE for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$64,965,983
Total number of portfolio holdings	6
Total advisory fee paid	$127,904
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	114.1%
Written Options	(15.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DLFE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Dual Directional Buffer ETF - February (DLFE)

FT Vest Emerging Markets
Buffer ETF - March
TMAR | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest Emerging Markets Buffer ETF - March (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/TMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Emerging Markets Buffer ETF - March	$110	0.96%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 29.74% for the twelve months ended May 31, 2026. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 54.31% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	19.89%
Changes in other Variables	10.81%
Fees and Expenses	-0.96%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (March 21, 2025 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (3/21/25)
FT Vest Emerging Markets Buffer ETF - March	29.74%	24.72%
MSCI Emerging Markets Index	54.31%	47.28%
Visit www.ftportfolios.com/etf/TMAR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$7,798,885
Total number of portfolio holdings	5
Total advisory fee paid	$35,055
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	111.6%
Written Options	(12.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/TMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/TMAR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI Emerging Markets ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI Emerging Markets ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Emerging Markets Buffer ETF - March (TMAR)

FT Vest U.S. Equity Equal Weight Buffer ETF - March
RSMR | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - March (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RSMR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - March	$92	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.73% for the twelve months ended May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Equal Weight Index, which returned 20.43% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	10.63%
Changes in other Variables	4.96%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (March 21, 2025 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (3/21/25)
FT Vest U.S. Equity Equal Weight Buffer ETF - March	14.73%	13.08%
S&P 500® Equal Weight Index	20.43%	18.86%
S&P 500® Index	29.78%	29.11%
Visit www.ftportfolios.com/etf/RSMR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$10,510,815
Total number of portfolio holdings	5
Total advisory fee paid	$62,622
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	103.8%
Written Options	(4.7%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/RSMR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RSMR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco S&P 500® Equal Weight ETF, Invesco, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco S&P 500® Equal Weight ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)

FT Vest U.S. Equity Buffer & Digital Return ETF - April
DGAP | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Digital Return ETF - April (the “Fund”) for the period of April 17, 2026 (commencement of investment operations) to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DGAP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Digital Return ETF - April	$11(1)	0.85%(2)
(1)	The Fund commenced investment operations on April 17, 2026. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.91% for the period from the Fund’s inception on April 17, 2026 through May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 6.50% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	1.93%
Changes in other Variables	0.08%
Fees and Expenses (pro-rated annual expense ratio)	-0.10%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (April 17, 2026 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	Since Inception (4/17/26)
FT Vest U.S. Equity Buffer & Digital Return ETF - April	1.91%
S&P 500® Index	6.50%
Visit www.ftportfolios.com/etf/DGAP for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$6,079,461
Total number of portfolio holdings	7
Total advisory fee paid	$4,140
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	189.3%
Written Options	(90.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DGAP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer & Digital Return ETF - April (DGAP)

FT Vest U.S. Equity Uncapped Accelerator ETF - April
UXAP | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Uncapped Accelerator ETF - April (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/UXAP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Uncapped Accelerator ETF - April	$99	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 31.24% for the twelve months ended May 31, 2026. The Fund outperformed its benchmark, the S&P 500® Index, which returned 29.78% for the same Period.
This outperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	34.27%
Changes in other Variables	-2.17%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (April 17, 2025 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (4/17/25)
FT Vest U.S. Equity Uncapped Accelerator ETF - April	31.24%	41.57%
S&P 500® Index	29.78%	39.71%
Visit www.ftportfolios.com/etf/UXAP for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$8,704,083
Total number of portfolio holdings	4
Total advisory fee paid	$69,558
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	2.6%
Purchased Options	109.8%
Written Options	(12.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/UXAP or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside rate of return on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/UXAP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)

FT Vest U.S. Equity Dual Directional Buffer ETF - May
DLMY | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Dual Directional Buffer ETF - May (the “Fund”) for the period of May 15, 2026 (commencement of investment operations) to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DLMY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Dual Directional Buffer ETF - May	$4(1)	0.85%(2)
(1)	The Fund commenced investment operations on May 15, 2026. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.29% for the period from the Fund’s inception on May 15, 2026 through May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 2.36% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	1.19%
Changes in other Variables	0.14%
Fees and Expenses (pro-rated annual expense ratio)	-0.04%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (May 15, 2026 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	Since Inception (5/15/26)
FT Vest U.S. Equity Dual Directional Buffer ETF - May	1.29%
S&P 500® Index	2.36%
Visit www.ftportfolios.com/etf/DLMY for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$38,938,877
Total number of portfolio holdings	6
Total advisory fee paid	$5,420
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	118.7%
Written Options	(19.8%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DLMY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Dual Directional Buffer ETF - May (DLMY)
FT Vest Emerging Markets Buffer ETF - June
TJUN | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest Emerging Markets Buffer ETF - June (the “Fund”) for the period of June 20, 2025 (commencement of investment operations) to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/TJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Emerging Markets Buffer ETF - June	$98(1)	0.95%(2)
(1)	The Fund commenced investment operations on June 20, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 17.64% for the period from the Fund’s inception on June 20, 2025 through May 31, 2026. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 49.77% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	17.89%
Changes in other Variables	0.65%
Fees and Expenses (pro-rated annual expense ratio)	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (June 20, 2025 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	Since Inception (6/20/25)
FT Vest Emerging Markets Buffer ETF - June	17.64%
MSCI Emerging Markets Index	49.77%
Visit www.ftportfolios.com/etf/TJUN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$2,354,272
Total number of portfolio holdings	5
Total advisory fee paid	$18,846
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	124.2%
Written Options	(24.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/TJUN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI Emerging Markets ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI Emerging Markets ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Emerging Markets Buffer ETF - June (TJUN)

FT Vest U.S. Equity Equal Weight Buffer ETF - June
RSJN | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - June (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RSJN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - June	$92	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.60% for the twelve months ended May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Equal Weight Index, which returned 20.43% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	11.91%
Changes in other Variables	3.55%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (June 21, 2024 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (6/21/24)
FT Vest U.S. Equity Equal Weight Buffer ETF - June	14.60%	10.61%
S&P 500® Equal Weight Index	20.43%	14.81%
S&P 500® Index	29.78%	19.85%
Visit www.ftportfolios.com/etf/RSJN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$18,328,858
Total number of portfolio holdings	5
Total advisory fee paid	$199,980
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	102.1%
Written Options	(2.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/RSJN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RSJN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco S&P 500® Equal Weight ETF, Invesco, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco S&P 500® Equal Weight ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)

FT Vest U.S. Equity Uncapped Accelerator ETF - July
UXJL | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Uncapped Accelerator ETF - July (the “Fund”) for the period of July 18, 2025 (commencement of investment operations) to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/UXJL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Uncapped Accelerator ETF - July	$82(1)	0.85%(2)
(1)	The Fund commenced investment operations on July 18, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 22.64% for the period from the Fund’s inception on July 18, 2025 through May 31, 2026. The Fund outperformed its benchmark, the S&P 500® Index, which returned 21.63% for the same Period.
This outperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	24.78%
Changes in other Variables	-1.40%
Fees and Expenses (pro-rated annual expense ratio)	-0.74%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (July 18, 2025 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	Since Inception (7/18/25)
FT Vest U.S. Equity Uncapped Accelerator ETF - July	22.64%
S&P 500® Index	21.63%
Visit www.ftportfolios.com/etf/UXJL for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$5,540,794
Total number of portfolio holdings	4
Total advisory fee paid	$57,625
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.3%
Purchased Options	115.9%
Written Options	(17.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/UXJL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Uncapped Accelerator ETF - July (UXJL)

FT Vest U.S. Equity Dual Directional Buffer ETF - August
DLAG | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Dual Directional Buffer ETF - August (the “Fund”) for the period of September 19, 2025 (commencement of investment operations) to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DLAG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Dual Directional Buffer ETF - August	$62(1)	0.85%(2)
(1)	The Fund commenced investment operations on September 19, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.89% for the period from the Fund’s inception on September 19, 2025 through May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 14.66% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	6.26%
Changes in other Variables	2.22%
Fees and Expenses (pro-rated annual expense ratio)	-0.59%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (September 19, 2025 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	Since Inception (9/19/25)
FT Vest U.S. Equity Dual Directional Buffer ETF - August	7.89%
S&P 500® Index	14.66%
Visit www.ftportfolios.com/etf/DLAG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$16,468,459
Total number of portfolio holdings	6
Total advisory fee paid	$118,079
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	106.4%
Written Options	(6.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DLAG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Dual Directional Buffer ETF - August (DLAG)

FT Vest Emerging Markets
Buffer ETF - September
TSEP | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest Emerging Markets Buffer ETF - September (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/TSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Emerging Markets Buffer ETF - September	$107	0.95%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 24.63% for the twelve months ended May 31, 2026. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 54.31% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	27.43%
Changes in other Variables	-1.85%
Fees and Expenses	-0.95%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (September 20, 2024 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (9/20/24)
FT Vest Emerging Markets Buffer ETF - September	24.63%	16.35%
MSCI Emerging Markets Index	54.31%	33.65%
Visit www.ftportfolios.com/etf/TSEP for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$16,807,752
Total number of portfolio holdings	5
Total advisory fee paid	$92,151
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	115.4%
Written Options	(16.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/TSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/TSEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI Emerging Markets ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI Emerging Markets ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Emerging Markets Buffer ETF - September (TSEP)

FT Vest U.S. Equity Equal Weight Buffer ETF - September
RSSE | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - September (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RSSE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - September	$92	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.00% for the twelve months ended May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Equal Weight Index, which returned 20.43% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	13.54%
Changes in other Variables	1.32%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (September 20, 2024 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (9/20/24)
FT Vest U.S. Equity Equal Weight Buffer ETF - September	14.00%	8.46%
S&P 500® Equal Weight Index	20.43%	12.17%
S&P 500® Index	29.78%	19.79%
Visit www.ftportfolios.com/etf/RSSE for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$37,620,610
Total number of portfolio holdings	5
Total advisory fee paid	$253,956
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	101.8%
Written Options	(2.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/RSSE or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RSSE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco S&P 500® Equal Weight ETF, Invesco, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco S&P 500® Equal Weight ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)

FT Vest U.S. Equity Buffer & Digital Return ETF - October

DGOC | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Digital Return ETF - October (the “Fund”) for the period of October 17, 2025 (commencement of investment operations) to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DGOC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Digital Return ETF - October	$54(1)	0.85%(2)
(1)	The Fund commenced investment operations on October 17, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.86% for the period from the Fund’s inception on October 17, 2025 through May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 14.58% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	4.03%
Changes in other Variables	2.35%
Fees and Expenses (pro-rated annual expense ratio)	-0.52%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (October 17, 2025 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	Since Inception (10/17/25)
FT Vest U.S. Equity Buffer & Digital Return ETF - October	5.86%
S&P 500® Index	14.58%
Visit www.ftportfolios.com/etf/DGOC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$4,852,463
Total number of portfolio holdings	7
Total advisory fee paid	$17,375
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	199.5%
Written Options	(100.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DGOC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer & Digital Return ETF - October (DGOC)

FT Vest U.S. Equity Uncapped Accelerator ETF - October

UXOC | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT | May 31, 2026

This annual shareholder report contains important information about the FT Vest U.S. Equity Uncapped Accelerator ETF - October (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/UXOC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Uncapped Accelerator ETF - October	$98	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 30.96% for the twelve months ended May 31, 2026. The Fund outperformed its benchmark, the S&P 500® Index, which returned 29.78% for the same Period.
This outperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	33.72%
Changes in other Variables	-1.91%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (October 18, 2024 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (10/18/24)
FT Vest U.S. Equity Uncapped Accelerator ETF - October	30.96%	17.99%
S&P 500® Index	29.78%	18.68%
Visit www.ftportfolios.com/etf/UXOC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$21,844,927
Total number of portfolio holdings	4
Total advisory fee paid	$273,311
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.6%
Purchased Options	112.5%
Written Options	(14.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/UXOC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside rate of return on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/UXOC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)

FT Vest U.S. Equity Dual Directional Buffer ETF - November
DLNV | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Dual Directional Buffer ETF - November (the “Fund”) for the period of November 21, 2025 (commencement of investment operations) to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DLNV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Dual Directional Buffer ETF - November	$47(1)	0.85%(2)
(1)	The Fund commenced investment operations on November 21, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.34% for the period from the Fund’s inception on November 21, 2025 through May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.50% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	7.35%
Changes in other Variables	1.43%
Fees and Expenses (pro-rated annual expense ratio)	-0.44%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (November 21, 2025 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	Since Inception (11/21/25)
FT Vest U.S. Equity Dual Directional Buffer ETF - November	8.34%
S&P 500® Index	15.50%
Visit www.ftportfolios.com/etf/DLNV for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$19,709,123
Total number of portfolio holdings	6
Total advisory fee paid	$71,599
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	109.7%
Written Options	(10.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DLNV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Dual Directional Buffer ETF - November (DLNV)

FT Vest Emerging Markets
Buffer ETF - December
TDEC | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest Emerging Markets Buffer ETF - December (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/TDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Emerging Markets Buffer ETF - December	$109	0.97%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 24.29% for the twelve months ended May 31, 2026. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 54.31% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	22.15%
Changes in other Variables	3.11%
Fees and Expenses	-0.97%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (December 20, 2024 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (12/20/24)
FT Vest Emerging Markets Buffer ETF - December	24.29%	20.61%
MSCI Emerging Markets Index	54.31%	43.46%
Visit www.ftportfolios.com/etf/TDEC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$10,460,324
Total number of portfolio holdings	5
Total advisory fee paid	$65,595
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	116.2%
Written Options	(17.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/TDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/TDEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI Emerging Markets ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI Emerging Markets ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Emerging Markets Buffer ETF - December (TDEC)

FT Vest U.S. Equity Equal Weight
Buffer ETF - December
RSDE | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - December (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RSDE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - December	$91	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.90% for the twelve months ended May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Equal Weight Index, which returned 20.43% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	13.66%
Changes in other Variables	1.09%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (December 20, 2024 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (12/20/24)
FT Vest U.S. Equity Equal Weight Buffer ETF - December	13.90%	10.00%
S&P 500® Equal Weight Index	20.43%	14.43%
S&P 500® Index	29.78%	20.00%
Visit www.ftportfolios.com/etf/RSDE for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$67,012,992
Total number of portfolio holdings	5
Total advisory fee paid	$357,640
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	102.9%
Written Options	(3.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/RSDE or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RSDE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco S&P 500® Equal Weight ETF, Invesco, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco S&P 500® Equal Weight ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)

FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF
DHDG | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DHDG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	$92	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.45% for the twelve months ended May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 29.78% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	11.69%
Changes in other Variables	4.61%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (October 18, 2024 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (10/18/24)
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	15.45%	11.79%
S&P 500® Index	29.78%	18.68%
Visit www.ftportfolios.com/etf/DHDG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$143,763,141
Total number of portfolio holdings	5
Total advisory fee paid	$505,380
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	102.9%
Written Options	(3.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DHDG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DHDG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)

FT Vest U.S. Equity Quarterly Dynamic Buffer ETF
FHDG | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FHDG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	$92	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.72% for the twelve months ended May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 29.78% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	10.71%
Changes in other Variables	6.86%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (November 15, 2024 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (11/15/24)
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	16.72%	11.93%
S&P 500® Index	29.78%	19.55%
Visit www.ftportfolios.com/etf/FHDG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$65,218,943
Total number of portfolio holdings	5
Total advisory fee paid	$562,387
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	101.6%
Written Options	(2.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FHDG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FHDG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)

FT Vest Laddered Emerging Markets Buffer ETF
BUFE | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest Laddered Emerging Markets Buffer ETF (the “Fund”) for the period of April 7, 2026 (commencement of investment operations) to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Emerging Markets Buffer ETF	$2(1) (2)	0.10%(1) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	The Fund commenced investment operations on April 7, 2026. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(3)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.88% for the period from the Fund’s inception on April 7, 2026 through May 31, 2026. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 20.39% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	8.35%
Changes in other Variables	-1.31%
Fees and Expenses (pro-rated annual expense ratio)**	-0.16%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
FUND PERFORMANCE (April 7, 2026 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	Since Inception (4/7/26)
FT Vest Laddered Emerging Markets Buffer ETF	6.88%
MSCI Emerging Markets Index	20.39%
Visit www.ftportfolios.com/etf/BUFE for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$1,072,035
Total number of portfolio holdings	5
Total advisory fee paid	$157
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI Emerging Markets ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI Emerging Markets ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Laddered Emerging Markets Buffer ETF (BUFE)

FT Vest Laddered U.S. Equity Equal Weight Buffer ETF
BFEW | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest Laddered U.S. Equity Equal Weight Buffer ETF (the “Fund”) for the period of April 7, 2026 (commencement of investment operations) to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BFEW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered U.S. Equity Equal Weight Buffer ETF	$2(1) (2)	0.10%(1) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	The Fund commenced investment operations on April 7, 2026. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(3)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.01% for the period from the Fund’s inception on April 7, 2026 through May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Equal Weight Index, which returned 7.93% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	8.97%
Changes in other Variables	-3.82%
Fees and Expenses (pro-rated annual expense ratio)**	-0.14%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
FUND PERFORMANCE (April 7, 2026 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	Since Inception (4/7/26)
FT Vest Laddered U.S. Equity Equal Weight Buffer ETF	5.01%
S&P 500® Index	14.73%
S&P 500® Equal Weight Index	7.93%
Visit www.ftportfolios.com/etf/BFEW for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$1,048,829
Total number of portfolio holdings	5
Total advisory fee paid	$152
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BFEW to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco S&P 500® Equal Weight ETF, Invesco, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco S&P 500® Equal Weight ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Laddered U.S. Equity Equal Weight Buffer ETF (BFEW)

FT Vest Laddered U.S. Equity Uncapped Accelerator ETF
BFXU | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest Laddered U.S. Equity Uncapped Accelerator ETF (the “Fund”) for the period of April 7, 2026 (commencement of investment operations) to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BFXU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered U.S. Equity Uncapped Accelerator ETF	$2(1) (2)	0.10%(1) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	The Fund commenced investment operations on April 7, 2026. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(3)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.62% for the period from the Fund’s inception on April 7, 2026 through May 31, 2026. The Fund outperformed its benchmark, the S&P 500® Index, which returned 14.73% for the same Period.
This outperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	16.90%
Changes in other Variables	-0.14%
Fees and Expenses (pro-rated annual expense ratio)**	-0.14%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
FUND PERFORMANCE (April 7, 2026 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	Since Inception (4/7/26)
FT Vest Laddered U.S. Equity Uncapped Accelerator ETF	16.62%
S&P 500® Index	14.73%
Visit www.ftportfolios.com/etf/BFXU for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$1,175,513
Total number of portfolio holdings	5
Total advisory fee paid	$165
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BFXU to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Laddered U.S. Equity Uncapped Accelerator ETF (BFXU)

FT Vest U.S. Equity Max
Buffer ETF - January
JANM | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - January (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/JANM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - January	$89	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.08% for the twelve months ended May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 29.78% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	5.12%
Changes in other Variables	3.82%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (January 17, 2025 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (1/17/25)
FT Vest U.S. Equity Max Buffer ETF - January	8.08%	6.42%
S&P 500® Index	29.78%	20.18%
Visit www.ftportfolios.com/etf/JANM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$36,369,930
Total number of portfolio holdings	5
Total advisory fee paid	$279,627
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	107.8%
Written Options	(8.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/JANM or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside cap and downside buffer on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/JANM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - January (JANM)
FT Vest U.S. Equity Max
Buffer ETF - February
FEBM | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - February (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEBM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - February	$89	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.88% for the twelve months ended May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 29.78% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	4.51%
Changes in other Variables	4.23%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (February 21, 2025 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (2/21/25)
FT Vest U.S. Equity Max Buffer ETF - February	7.88%	6.53%
S&P 500® Index	29.78%	21.48%
Visit www.ftportfolios.com/etf/FEBM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$47,597,851
Total number of portfolio holdings	5
Total advisory fee paid	$434,162
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	108.8%
Written Options	(9.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FEBM or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside cap and downside buffer on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEBM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - February (FEBM)

FT Vest U.S. Equity Max
Buffer ETF - March
MARM | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - March (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MARM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - March	$89	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.37% for the twelve months ended May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 29.78% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	2.48%
Changes in other Variables	5.75%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (March 26, 2024 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (3/26/24)
FT Vest U.S. Equity Max Buffer ETF - March	7.37%	7.63%
S&P 500® Index	29.78%	20.36%
Visit www.ftportfolios.com/etf/MARM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$107,419,036
Total number of portfolio holdings	5
Total advisory fee paid	$1,044,585
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	114.5%
Written Options	(15.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MARM or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside cap and downside buffer on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MARM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - March (MARM)
FT Vest U.S. Equity Max Buffer ETF - April
APXM | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - April (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/APXM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - April	$88	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.63% for the twelve months ended May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 29.78% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	1.77%
Changes in other Variables	4.72%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (April 17, 2025 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (4/17/25)
FT Vest U.S. Equity Max Buffer ETF - April	5.63%	6.66%
S&P 500® Index	29.78%	39.71%
Visit www.ftportfolios.com/etf/APXM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$18,223,115
Total number of portfolio holdings	5
Total advisory fee paid	$67,197
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Money Market Funds	1.2%
Purchased Options	107.4%
Written Options	(8.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/APXM or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside cap and downside buffer on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/APXM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - April (APXM)

FT Vest U.S. Equity Max Buffer ETF - May
MAYM | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - May (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MAYM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - May	$89	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.60% for the twelve months ended May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 29.78% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	3.41%
Changes in other Variables	4.05%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (May 16, 2025 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (5/16/25)
FT Vest U.S. Equity Max Buffer ETF - May	6.60%	6.36%
S&P 500® Index	29.78%	27.54%
Visit www.ftportfolios.com/etf/MAYM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$35,417,087
Total number of portfolio holdings	4
Total advisory fee paid	$160,579
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.3%
Purchased Options	105.0%
Written Options	(6.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MAYM or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside cap and downside buffer on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MAYM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - May (MAYM)

FT Vest U.S. Equity Max Buffer ETF - June
JUNM | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - June (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/JUNM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - June	$89	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.02% for the twelve months ended May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 29.78% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	3.14%
Changes in other Variables	5.74%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (June 21, 2024 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (6/21/24)
FT Vest U.S. Equity Max Buffer ETF - June	8.02%	7.36%
S&P 500® Index	29.78%	19.85%
Visit www.ftportfolios.com/etf/JUNM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$62,993,406
Total number of portfolio holdings	5
Total advisory fee paid	$547,839
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	118.9%
Written Options	(19.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/JUNM or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside cap and downside buffer on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/JUNM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - June (JUNM)

FT Vest U.S. Equity Max Buffer ETF - July
JULM | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - July (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/JULM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - July	$89	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.72% for the twelve months ended May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 29.78% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	4.34%
Changes in other Variables	4.24%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (July 24, 2024 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (7/24/24)
FT Vest U.S. Equity Max Buffer ETF - July	7.72%	7.19%
S&P 500® Index	29.78%	21.31%
Visit www.ftportfolios.com/etf/JULM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$24,992,949
Total number of portfolio holdings	5
Total advisory fee paid	$220,366
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	113.1%
Written Options	(13.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/JULM or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside cap and downside buffer on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/JULM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - July (JULM)

FT Vest U.S. Equity Max
Buffer ETF - August
AUGM | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - August (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AUGM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - August	$88	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.00% for the twelve months ended May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 29.78% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	4.84%
Changes in other Variables	4.01%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (August 16, 2024 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (8/16/24)
FT Vest U.S. Equity Max Buffer ETF - August	8.00%	6.86%
S&P 500® Index	29.78%	20.49%
Visit www.ftportfolios.com/etf/AUGM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$32,330,442
Total number of portfolio holdings	4
Total advisory fee paid	$264,923
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	111.1%
Written Options	(11.6%)
Net Other Assets and Liabilities	0.5%
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/AUGM or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside cap and downside buffer on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/AUGM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - August (AUGM)

FT Vest U.S. Equity Max
Buffer ETF - September
SEPM | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - September (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SEPM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - September	$89	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.05% for the twelve months ended May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 29.78% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	5.42%
Changes in other Variables	3.49%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (September 20, 2024 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (9/20/24)
FT Vest U.S. Equity Max Buffer ETF - September	8.05%	6.28%
S&P 500® Index	29.78%	19.79%
Visit www.ftportfolios.com/etf/SEPM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$31,124,722
Total number of portfolio holdings	5
Total advisory fee paid	$236,728
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	108.6%
Written Options	(9.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SEPM or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside cap and downside buffer on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SEPM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - September (SEPM)

FT Vest U.S. Equity Max Buffer
ETF - October
OCTM | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - October (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/OCTM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - October	$90	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.60% for the twelve months ended May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 29.78% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	5.63%
Changes in other Variables	3.83%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (October 18, 2024 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (10/18/24)
FT Vest U.S. Equity Max Buffer ETF - October	8.60%	6.35%
S&P 500® Index	29.78%	18.68%
Visit www.ftportfolios.com/etf/OCTM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$31,899,424
Total number of portfolio holdings	5
Total advisory fee paid	$246,190
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	109.3%
Written Options	(9.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/OCTM or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside cap and downside buffer on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/OCTM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - October (OCTM)

FT Vest U.S. Equity Max Buffer
ETF - November
NOVM | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - November (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/NOVM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - November	$90	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.69% for the twelve months ended May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 29.78% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	4.83%
Changes in other Variables	4.72%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (November 15, 2024 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (11/15/24)
FT Vest U.S. Equity Max Buffer ETF - November	8.69%	6.70%
S&P 500® Index	29.78%	19.55%
Visit www.ftportfolios.com/etf/NOVM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$27,771,668
Total number of portfolio holdings	5
Total advisory fee paid	$201,699
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	110.8%
Written Options	(11.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/NOVM or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside cap and downside buffer on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/NOVM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - November (NOVM)

FT Vest U.S. Equity Max
Buffer ETF - December
DECM | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - December (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DECM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - December	$90	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.30% for the twelve months ended May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 29.78% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	5.16%
Changes in other Variables	4.00%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (December 20, 2024 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (12/20/24)
FT Vest U.S. Equity Max Buffer ETF - December	8.30%	6.53%
S&P 500® Index	29.78%	20.00%
Visit www.ftportfolios.com/etf/DECM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$53,895,820
Total number of portfolio holdings	5
Total advisory fee paid	$368,399
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	108.4%
Written Options	(9.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DECM or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside cap and downside buffer on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DECM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - December (DECM)

FT Vest U.S. Equity Quarterly Max
Buffer ETF
SQMX | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest U.S. Equity Quarterly Max Buffer ETF (the “Fund”) for the year of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SQMX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Quarterly Max Buffer ETF	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.78% for the twelve months ended May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 29.78% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	6.01%
Changes in other Variables	3.62%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (December 20, 2024 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	1 Year	Since Inception (12/20/24)
FT Vest U.S. Equity Quarterly Max Buffer ETF	8.78%	7.38%
S&P 500® Index	29.78%	20.00%
Visit www.ftportfolios.com/etf/SQMX for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$45,144,109
Total number of portfolio holdings	5
Total advisory fee paid	$185,840
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	112.4%
Written Options	(13.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SQMX or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2026, the Fund’s predetermined upside cap and downside buffer on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SQMX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)
FT Vest Laddered Max Buffer ETF
BUFH | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the FT Vest Laddered Max Buffer ETF (the “Fund”) for the period of June 24, 2025 (commencement of investment operations) to May 31, 2026 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFH. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Max Buffer ETF	$10(1) (2)	0.10%(1) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	The Fund commenced investment operations on June 24, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(3)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.48% for the period from the Fund’s inception on June 24, 2025 through May 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 25.81% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	3.66%
Changes in other Variables	3.71%
Fees and Expenses (pro-rated annual expense ratio)**	-0.89%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
FUND PERFORMANCE (June 24, 2025 to May 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2026)	Since Inception (6/24/25)
FT Vest Laddered Max Buffer ETF	6.48%
S&P 500® Index	25.81%
Visit www.ftportfolios.com/etf/BUFH for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$54,467,191
Total number of portfolio holdings	13
Total advisory fee paid	$24,764
Portfolio turnover rate	1%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFH to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.
FT Vest Laddered Max Buffer ETF (BUFH)

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Exchange-Traded Fund VIII (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Thomas J. Driscoll, Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $338,375 for the fiscal year ended 2025 and $539,750 for the fiscal year ended 2026.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $127,563 for the fiscal year ended 2025 and $335,450 for the fiscal year ended 2026.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2025 and $0 for the fiscal year ended 2026.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2025 were $127,563 for the Registrant, $28,080 for the Registrant’s investment advisor and $32,400 for the Registrant’s distributor; and for the fiscal year ended 2026 were $335,450 for the Registrant, $13,020 for the Registrant’s investment advisor and $14,940 for the Registrant’s distributor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Thomas J. Driscoll, Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Annual Financial Statements and Other Information
For the Period Ended May 31, 2026

First Trust Exchange-Traded Fund VIII

FT Vest U.S. Equity Buffer & Digital Return ETF - January (DGJA)
FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)
FT Vest U.S. Equity Dual Directional Buffer ETF - February (DLFE)
FT Vest Emerging Markets Buffer ETF - March (TMAR)
FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)
FT Vest U.S. Equity Buffer & Digital Return ETF - April (DGAP)
FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)
FT Vest U.S. Equity Dual Directional Buffer ETF - May (DLMY)
FT Vest Emerging Markets Buffer ETF - June (TJUN)
FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)
FT Vest U.S. Equity Uncapped Accelerator ETF - July (UXJL)
FT Vest U.S. Equity Dual Directional Buffer ETF - August (DLAG)
FT Vest Emerging Markets Buffer ETF - September (TSEP)
FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)
FT Vest U.S. Equity Buffer & Digital Return ETF - October (DGOC)
FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)
FT Vest U.S. Equity Dual Directional Buffer ETF - November (DLNV)
FT Vest Emerging Markets Buffer ETF - December (TDEC)
FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)
FT Vest Laddered Emerging Markets Buffer ETF (BUFE)
FT Vest Laddered U.S. Equity Equal Weight Buffer ETF (BFEW)
FT Vest Laddered U.S. Equity Uncapped Accelerator ETF (BFXU)

Table of Contents
First Trust Exchange-Traded Fund VIII
Annual Financial Statements and Other Information
May 31, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest U.S. Equity Buffer & Digital Return ETF - January (DGJA)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
42,007	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$42,007
	(Cost $42,007)
	Total Investments — 0.9%	42,007
	(Cost $42,007)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 187.7%
	Call Options Purchased — 185.2%
66	State Street® SPDR® S&P 500® ETF Trust	$4,992,768	$6.89	01/15/27	4,914,273
225	State Street® SPDR® S&P 500® ETF Trust	17,020,800	605.17	01/15/27	3,834,382
	Total Call Options Purchased				8,748,655
	(Cost $7,149,609)
	Put Options Purchased — 2.5%
66	State Street® SPDR® S&P 500® ETF Trust	4,992,768	691.63	01/15/27	117,666
	(Cost $261,951)
	Total Purchased Options				8,866,321
	(Cost $7,411,560)
WRITTEN OPTIONS — (88.5)%
	Call Options Written — (87.2)%
(225)	State Street® SPDR® S&P 500® ETF Trust	(17,020,800)	622.46	01/15/27	(3,486,402)
(66)	State Street® SPDR® S&P 500® ETF Trust	(4,992,768)	691.63	01/15/27	(633,131)
	Total Call Options Written				(4,119,533)
	(Premiums received $2,747,712)
	Put Options Written — (1.3)%
(66)	State Street® SPDR® S&P 500® ETF Trust	(4,992,768)	622.46	01/15/27	(62,866)
	(Premiums received $150,007)
	Total Written Options				(4,182,399)
	(Premiums received $2,897,719)
	Net Other Assets and Liabilities — (0.1)%				(3,258)
	Net Assets — 100.0%				$4,722,671

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$42,007	$42,007	$—	$—
Purchased Options	8,866,321	—	8,866,321	—
Total	$8,908,328	$42,007	$8,866,321	$—

See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Digital Return ETF - January (DGJA)
Portfolio of Investments (Continued)
May 31, 2026
LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,182,399)	$—	$(4,182,399)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 1.9%
248,135	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$248,135
	(Cost $248,135)
	Total Investments — 1.9%	248,135
	(Cost $248,135)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.8%
	Call Options Purchased — 110.8%
177	State Street® SPDR® S&P 500® ETF Trust	$13,389,696	$13.83	01/15/27	13,059,701
222	State Street® SPDR® S&P 500® ETF Trust	16,793,856	705.49	01/15/27	1,884,498
	Total Purchased Options				14,944,199
	(Cost $13,015,209)
WRITTEN OPTIONS — (12.6)%
	Call Options Written — (12.6)%
(177)	State Street® SPDR® S&P 500® ETF Trust	(13,389,696)	691.66	01/15/27	(1,697,513)
	(Premiums received $980,102)
	Net Other Assets and Liabilities — (0.1)%				(8,545)
	Net Assets — 100.0%				$13,486,276

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$248,135	$248,135	$—	$—
Purchased Options	14,944,199	—	14,944,199	—
Total	$15,192,334	$248,135	$14,944,199	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,697,513)	$—	$(1,697,513)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Dual Directional Buffer ETF - February (DLFE)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
608,704	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$608,704
	(Cost $608,704)
	Total Investments — 1.0%	608,704
	(Cost $608,704)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 114.1%
	Call Options Purchased — 103.4%
902	State Street® SPDR® S&P 500® ETF Trust	$68,234,496	$6.92	02/19/27	67,195,906
	(Cost $60,658,744)
	Put Options Purchased — 10.7%
3,608	State Street® SPDR® S&P 500® ETF Trust	272,937,984	603.28	02/19/27	3,397,942
1,804	State Street® SPDR® S&P 500® ETF Trust	136,468,992	689.46	02/19/27	3,545,077
	Total Put Options Purchased				6,943,019
	(Cost $15,953,785)
	Total Purchased Options				74,138,925
	(Cost $76,612,529)
WRITTEN OPTIONS — (15.0)%
	Call Options Written — (5.9)%
(902)	State Street® SPDR® S&P 500® ETF Trust	(68,234,496)	774.95	02/19/27	(3,835,890)
	(Premiums received $1,404,101)
	Put Options Written — (9.1)%
(5,412)	State Street® SPDR® S&P 500® ETF Trust	(409,406,976)	620.52	02/19/27	(5,901,570)
	(Premiums received $13,553,959)
	Total Written Options				(9,737,460)
	(Premiums received $14,958,060)
	Net Other Assets and Liabilities — (0.1)%				(44,186)
	Net Assets — 100.0%				$64,965,983

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$608,704	$608,704	$—	$—
Purchased Options	74,138,925	—	74,138,925	—
Total	$74,747,629	$608,704	$74,138,925	$—

See Notes to Financial Statements

FT Vest U.S. Equity Dual Directional Buffer ETF - February (DLFE)
Portfolio of Investments (Continued)
May 31, 2026
LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,737,460)	$—	$(9,737,460)	$—
See Notes to Financial Statements

FT Vest Emerging Markets Buffer ETF - March (TMAR)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
87,176	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$87,176
	(Cost $87,176)
	Total Investments — 1.1%	87,176
	(Cost $87,176)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 111.6%
	Call Options Purchased — 107.2%
1,254	iShares MSCI Emerging Markets ETF	$8,602,440	$0.56	03/19/27	8,360,292
	(Cost $7,470,635)
	Put Options Purchased — 4.4%
1,254	iShares MSCI Emerging Markets ETF	8,602,440	55.64	03/19/27	340,323
	(Cost $632,868)
	Total Purchased Options				8,700,615
	(Cost $8,103,503)
WRITTEN OPTIONS — (12.6)%
	Call Options Written — (9.8)%
(1,254)	iShares MSCI Emerging Markets ETF	(8,602,440)	72.08	03/19/27	(761,253)
	(Premiums received $223,300)
	Put Options Written — (2.8)%
(1,254)	iShares MSCI Emerging Markets ETF	(8,602,440)	50.08	03/19/27	(222,447)
	(Premiums received $267,006)
	Total Written Options				(983,700)
	(Premiums received $490,306)
	Net Other Assets and Liabilities — (0.1)%				(5,206)
	Net Assets — 100.0%				$7,798,885

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$87,176	$87,176	$—	$—
Purchased Options	8,700,615	—	8,700,615	—
Total	$8,787,791	$87,176	$8,700,615	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(983,700)	$—	$(983,700)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
95,524	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$95,524
	(Cost $95,524)
	Total Investments — 0.9%	95,524
	(Cost $95,524)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.8%
	Call Options Purchased — 101.1%
519	Invesco S&P 500® Equal Weight ETF	$10,838,277	$1.90	03/19/27	10,624,299
	(Cost $9,870,970)
	Put Options Purchased — 2.7%
519	Invesco S&P 500® Equal Weight ETF	10,838,277	190.48	03/19/27	287,920
	(Cost $567,482)
	Total Purchased Options				10,912,219
	(Cost $10,438,452)
WRITTEN OPTIONS — (4.7)%
	Call Options Written — (3.1)%
(519)	Invesco S&P 500® Equal Weight ETF	(10,838,277)	224.39	03/19/27	(328,667)
	(Premiums received $156,065)
	Put Options Written — (1.6)%
(519)	Invesco S&P 500® Equal Weight ETF	(10,838,277)	171.43	03/19/27	(165,203)
	(Premiums received $314,181)
	Total Written Options				(493,870)
	(Premiums received $470,246)
	Net Other Assets and Liabilities — (0.0)%				(3,058)
	Net Assets — 100.0%				$10,510,815

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$95,524	$95,524	$—	$—
Purchased Options	10,912,219	—	10,912,219	—
Total	$11,007,743	$95,524	$10,912,219	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(493,870)	$—	$(493,870)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Digital Return ETF - April (DGAP)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
68,470	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$68,470
	(Cost $68,470)
	Total Investments — 1.1%	68,470
	(Cost $68,470)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 189.3%
	Call Options Purchased — 185.5%
84	State Street® SPDR® S&P 500® ETF Trust	$6,354,432	$7.07	04/16/27	6,245,479
304	State Street® SPDR® S&P 500® ETF Trust	22,996,992	621.34	04/16/27	5,030,099
	Total Call Options Purchased				11,275,578
	(Cost $10,165,763)
	Put Options Purchased — 3.8%
84	State Street® SPDR® S&P 500® ETF Trust	6,354,432	710.11	04/16/27	228,861
	(Cost $320,090)
	Total Purchased Options				11,504,439
	(Cost $10,485,853)
WRITTEN OPTIONS — (90.3)%
	Call Options Written — (88.2)%
(304)	State Street® SPDR® S&P 500® ETF Trust	(22,996,992)	639.10	04/16/27	(4,572,324)
(84)	State Street® SPDR® S&P 500® ETF Trust	(6,354,432)	710.11	04/16/27	(787,002)
	Total Call Options Written				(5,359,326)
	(Premiums received $4,373,418)
	Put Options Written — (2.1)%
(84)	State Street® SPDR® S&P 500® ETF Trust	(6,354,432)	639.10	04/16/27	(130,838)
	(Premiums received $187,416)
	Total Written Options				(5,490,164)
	(Premiums received $4,560,834)
	Net Other Assets and Liabilities — (0.1)%				(3,284)
	Net Assets — 100.0%				$6,079,461

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$68,470	$68,470	$—	$—
Purchased Options	11,504,439	—	11,504,439	—
Total	$11,572,909	$68,470	$11,504,439	$—

See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Digital Return ETF - April (DGAP)
Portfolio of Investments (Continued)
May 31, 2026
LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,490,164)	$—	$(5,490,164)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 2.6%
221,675	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$221,675
	(Cost $221,675)
	Total Investments — 2.6%	221,675
	(Cost $221,675)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 109.8%
	Call Options Purchased — 109.8%
114	State Street® SPDR® S&P 500® ETF Trust	$8,623,872	$14.20	04/16/27	8,397,861
139	State Street® SPDR® S&P 500® ETF Trust	10,515,072	724.34	04/16/27	1,156,929
	Total Purchased Options				9,554,790
	(Cost $8,626,804)
WRITTEN OPTIONS — (12.3)%
	Call Options Written — (12.3)%
(114)	State Street® SPDR® S&P 500® ETF Trust	(8,623,872)	710.14	04/16/27	(1,067,819)
	(Premiums received $718,835)
	Net Other Assets and Liabilities — (0.1)%				(4,563)
	Net Assets — 100.0%				$8,704,083

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$221,675	$221,675	$—	$—
Purchased Options	9,554,790	—	9,554,790	—
Total	$9,776,465	$221,675	$9,554,790	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,067,819)	$—	$(1,067,819)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Dual Directional Buffer ETF - May (DLMY)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
437,211	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$437,211
	(Cost $437,211)
	Total Investments — 1.1%	437,211
	(Cost $437,211)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 118.7%
	Call Options Purchased — 99.3%
520	State Street® SPDR® S&P 500® ETF Trust	$39,336,960	$7.42	05/21/27	38,663,409
	(Cost $38,243,455)
	Put Options Purchased — 19.4%
2,080	State Street® SPDR® S&P 500® ETF Trust	157,347,840	646.80	05/21/27	3,771,976
1,040	State Street® SPDR® S&P 500® ETF Trust	78,673,920	739.20	05/21/27	3,768,586
	Total Put Options Purchased				7,540,562
	(Cost $8,191,290)
	Total Purchased Options				46,203,971
	(Cost $46,434,745)
WRITTEN OPTIONS — (19.8)%
	Call Options Written — (3.1)%
(520)	State Street® SPDR® S&P 500® ETF Trust	(39,336,960)	843.50	05/21/27	(1,196,692)
	(Premiums received $1,094,042)
	Put Options Written — (16.7)%
(3,120)	State Street® SPDR® S&P 500® ETF Trust	(236,021,760)	665.28	05/21/27	(6,500,925)
	(Premiums received $7,058,885)
	Total Written Options				(7,697,617)
	(Premiums received $8,152,927)
	Net Other Assets and Liabilities — (0.0)%				(4,688)
	Net Assets — 100.0%				$38,938,877

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$437,211	$437,211	$—	$—
Purchased Options	46,203,971	—	46,203,971	—
Total	$46,641,182	$437,211	$46,203,971	$—

See Notes to Financial Statements

FT Vest U.S. Equity Dual Directional Buffer ETF - May (DLMY)
Portfolio of Investments (Continued)
May 31, 2026
LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,697,617)	$—	$(7,697,617)	$—
See Notes to Financial Statements

FT Vest Emerging Markets Buffer ETF - June (TJUN)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
8,731	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$8,731
	(Cost $8,731)
	Total Investments — 0.4%	8,731
	(Cost $8,731)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 124.2%
	Call Options Purchased — 124.1%
432	iShares MSCI Emerging Markets ETF	$2,963,520	$0.46	06/18/26	2,922,674
	(Cost $2,014,091)
	Put Options Purchased — 0.1%
432	iShares MSCI Emerging Markets ETF	2,963,520	46.33	06/18/26	2,143
	(Cost $85,053)
	Total Purchased Options				2,924,817
	(Cost $2,099,144)
WRITTEN OPTIONS — (24.5)%
	Call Options Written — (24.5)%
(432)	iShares MSCI Emerging Markets ETF	(2,963,520)	55.06	06/18/26	(576,379)
	(Premiums received $37,475)
	Put Options Written — (0.0)%
(432)	iShares MSCI Emerging Markets ETF	(2,963,520)	41.70	06/18/26	(1,218)
	(Premiums received $41,279)
	Total Written Options				(577,597)
	(Premiums received $78,754)
	Net Other Assets and Liabilities — (0.1)%				(1,679)
	Net Assets — 100.0%				$2,354,272

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$8,731	$8,731	$—	$—
Purchased Options	2,924,817	—	2,924,817	—
Total	$2,933,548	$8,731	$2,924,817	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(577,597)	$—	$(577,597)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
60,918	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$60,918
	(Cost $60,918)
	Total Investments — 0.4%	60,918
	(Cost $60,918)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.1%
	Call Options Purchased — 102.1%
904	Invesco S&P 500® Equal Weight ETF	$18,878,232	$1.78	06/18/26	18,714,228
	(Cost $16,251,982)
	Put Options Purchased — 0.0%
904	Invesco S&P 500® Equal Weight ETF	18,878,232	177.65	06/18/26	5,307
	(Cost $817,717)
	Total Purchased Options				18,719,535
	(Cost $17,069,699)
WRITTEN OPTIONS — (2.4)%
	Call Options Written — (2.4)%
(904)	Invesco S&P 500® Equal Weight ETF	(18,878,232)	205.70	06/18/26	(439,208)
	(Premiums received $172,163)
	Put Options Written — (0.0)%
(904)	Invesco S&P 500® Equal Weight ETF	(18,878,232)	159.89	06/18/26	(1,555)
	(Premiums received $343,747)
	Total Written Options				(440,763)
	(Premiums received $515,910)
	Net Other Assets and Liabilities — (0.1)%				(10,832)
	Net Assets — 100.0%				$18,328,858

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$60,918	$60,918	$—	$—
Purchased Options	18,719,535	—	18,719,535	—
Total	$18,780,453	$60,918	$18,719,535	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(440,763)	$—	$(440,763)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Uncapped Accelerator ETF - July (UXJL)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 1.3%
72,666	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$72,666
	(Cost $72,666)
	Total Investments — 1.3%	72,666
	(Cost $72,666)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 115.9%
	Call Options Purchased — 115.9%
72	State Street® SPDR® S&P 500® ETF Trust	$5,446,656	$12.55	07/17/26	5,345,499
90	State Street® SPDR® S&P 500® ETF Trust	6,808,320	640.13	07/17/26	1,073,484
	Total Purchased Options				6,418,983
	(Cost $4,935,990)
WRITTEN OPTIONS — (17.1)%
	Call Options Written — (17.1)%
(72)	State Street® SPDR® S&P 500® ETF Trust	(5,446,656)	627.58	07/17/26	(947,390)
	(Premiums received $399,170)
	Net Other Assets and Liabilities — (0.1)%				(3,465)
	Net Assets — 100.0%				$5,540,794

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$72,666	$72,666	$—	$—
Purchased Options	6,418,983	—	6,418,983	—
Total	$6,491,649	$72,666	$6,418,983	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(947,390)	$—	$(947,390)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Dual Directional Buffer ETF - August (DLAG)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
97,908	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$97,908
	(Cost $97,908)
	Total Investments — 0.6%	97,908
	(Cost $97,908)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.4%
	Call Options Purchased — 104.5%
230	State Street® SPDR® S&P 500® ETF Trust	$17,399,040	$6.67	08/21/26	17,213,834
	(Cost $15,266,067)
	Put Options Purchased — 1.9%
920	State Street® SPDR® S&P 500® ETF Trust	69,596,160	580.74	08/21/26	128,322
460	State Street® SPDR® S&P 500® ETF Trust	34,798,080	663.73	08/21/26	175,430
	Total Put Options Purchased				303,752
	(Cost $3,022,988)
	Total Purchased Options				17,517,586
	(Cost $18,289,055)
WRITTEN OPTIONS — (6.9)%
	Call Options Written — (5.5)%
(230)	State Street® SPDR® S&P 500® ETF Trust	(17,399,040)	734.38	08/21/26	(904,098)
	(Premiums received $388,123)
	Put Options Written — (1.4)%
(1,380)	State Street® SPDR® S&P 500® ETF Trust	(104,394,240)	597.34	08/21/26	(229,659)
	(Premiums received $2,285,913)
	Total Written Options				(1,133,757)
	(Premiums received $2,674,036)
	Net Other Assets and Liabilities — (0.1)%				(13,278)
	Net Assets — 100.0%				$16,468,459

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$97,908	$97,908	$—	$—
Purchased Options	17,517,586	—	17,517,586	—
Total	$17,615,494	$97,908	$17,517,586	$—

See Notes to Financial Statements

FT Vest U.S. Equity Dual Directional Buffer ETF - August (DLAG)
Portfolio of Investments (Continued)
May 31, 2026
LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,133,757)	$—	$(1,133,757)	$—
See Notes to Financial Statements

FT Vest Emerging Markets Buffer ETF - September (TSEP)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
106,644	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$106,644
	(Cost $106,644)
	Total Investments — 0.7%	106,644
	(Cost $106,644)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 115.4%
	Call Options Purchased — 114.0%
2,833	iShares MSCI Emerging Markets ETF	$19,434,380	$0.53	09/18/26	19,160,911
	(Cost $15,322,199)
	Put Options Purchased — 1.4%
2,833	iShares MSCI Emerging Markets ETF	19,434,380	53.01	09/18/26	237,037
	(Cost $825,815)
	Total Purchased Options				19,397,948
	(Cost $16,148,014)
WRITTEN OPTIONS — (16.0)%
	Call Options Written — (15.1)%
(2,833)	iShares MSCI Emerging Markets ETF	(19,434,380)	62.12	09/18/26	(2,542,986)
	(Premiums received $339,595)
	Put Options Written — (0.9)%
(2,833)	iShares MSCI Emerging Markets ETF	(19,434,380)	47.71	09/18/26	(140,857)
	(Premiums received $348,190)
	Total Written Options				(2,683,843)
	(Premiums received $687,785)
	Net Other Assets and Liabilities — (0.1)%				(12,997)
	Net Assets — 100.0%				$16,807,752

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$106,644	$106,644	$—	$—
Purchased Options	19,397,948	—	19,397,948	—
Total	$19,504,592	$106,644	$19,397,948	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,683,843)	$—	$(2,683,843)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
221,016	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$221,016
	(Cost $221,016)
	Total Investments — 0.6%	221,016
	(Cost $221,016)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.8%
	Call Options Purchased — 100.8%
1,836	Invesco S&P 500® Equal Weight ETF	$38,341,188	$1.89	09/18/26	37,900,456
	(Cost $35,082,659)
	Put Options Purchased — 1.0%
1,836	Invesco S&P 500® Equal Weight ETF	38,341,188	189.21	09/18/26	380,052
	(Cost $1,584,896)
	Total Purchased Options				38,280,508
	(Cost $36,667,555)
WRITTEN OPTIONS — (2.3)%
	Call Options Written — (1.8)%
(1,836)	Invesco S&P 500® Equal Weight ETF	(38,341,188)	216.78	09/18/26	(682,606)
	(Premiums received $161,138)
	Put Options Written — (0.5)%
(1,836)	Invesco S&P 500® Equal Weight ETF	(38,341,188)	170.29	09/18/26	(172,419)
	(Premiums received $796,031)
	Total Written Options				(855,025)
	(Premiums received $957,169)
	Net Other Assets and Liabilities — (0.1)%				(25,889)
	Net Assets — 100.0%				$37,620,610

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$221,016	$221,016	$—	$—
Purchased Options	38,280,508	—	38,280,508	—
Total	$38,501,524	$221,016	$38,280,508	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(855,025)	$—	$(855,025)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Digital Return ETF - October (DGOC)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
32,608	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$32,608
	(Cost $32,608)
	Total Investments — 0.7%	32,608
	(Cost $32,608)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 199.5%
	Call Options Purchased — 198.3%
69	State Street® SPDR® S&P 500® ETF Trust	$5,219,712	$6.61	10/16/26	5,150,590
243	State Street® SPDR® S&P 500® ETF Trust	18,382,464	581.31	10/16/26	4,473,181
	Total Call Options Purchased				9,623,771
	(Cost $7,264,497)
	Put Options Purchased — 1.2%
69	State Street® SPDR® S&P 500® ETF Trust	5,219,712	664.36	10/16/26	54,714
	(Cost $264,894)
	Total Purchased Options				9,678,485
	(Cost $7,529,391)
WRITTEN OPTIONS — (100.1)%
	Call Options Written — (99.5)%
(243)	State Street® SPDR® S&P 500® ETF Trust	(18,382,464)	597.92	10/16/26	(4,090,276)
(69)	State Street® SPDR® S&P 500® ETF Trust	(5,219,712)	664.36	10/16/26	(738,336)
	Total Call Options Written				(4,828,612)
	(Premiums received $2,815,729)
	Put Options Written — (0.6)%
(69)	State Street® SPDR® S&P 500® ETF Trust	(5,219,712)	597.92	10/16/26	(26,633)
	(Premiums received $147,558)
	Total Written Options				(4,855,245)
	(Premiums received $2,963,287)
	Net Other Assets and Liabilities — (0.1)%				(3,385)
	Net Assets — 100.0%				$4,852,463

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$32,608	$32,608	$—	$—
Purchased Options	9,678,485	—	9,678,485	—
Total	$9,711,093	$32,608	$9,678,485	$—

See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Digital Return ETF - October (DGOC)
Portfolio of Investments (Continued)
May 31, 2026
LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,855,245)	$—	$(4,855,245)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 1.6%
352,086	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$352,086
	(Cost $352,086)
	Total Investments — 1.6%	352,086
	(Cost $352,086)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 112.5%
	Call Options Purchased — 112.5%
287	State Street® SPDR® S&P 500® ETF Trust	$21,710,976	$13.29	10/16/26	21,235,222
351	State Street® SPDR® S&P 500® ETF Trust	26,552,448	677.68	10/16/26	3,341,548
	Total Purchased Options				24,576,770
	(Cost $20,758,118)
WRITTEN OPTIONS — (14.0)%
	Call Options Written — (14.0)%
(287)	State Street® SPDR® S&P 500® ETF Trust	(21,710,976)	664.39	10/16/26	(3,070,277)
	(Premiums received $1,778,137)
	Net Other Assets and Liabilities — (0.1)%				(13,652)
	Net Assets — 100.0%				$21,844,927

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$352,086	$352,086	$—	$—
Purchased Options	24,576,770	—	24,576,770	—
Total	$24,928,856	$352,086	$24,576,770	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,070,277)	$—	$(3,070,277)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Dual Directional Buffer ETF - November (DLNV)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
141,673	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$141,673
	(Cost $141,673)
	Total Investments — 0.7%	141,673
	(Cost $141,673)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 109.7%
	Call Options Purchased — 104.5%
276	State Street® SPDR® S&P 500® ETF Trust	$20,878,848	$6.62	11/20/26	20,599,475
	(Cost $18,539,442)
	Put Options Purchased — 5.2%
1,104	State Street® SPDR® S&P 500® ETF Trust	83,515,392	576.68	11/20/26	482,481
552	State Street® SPDR® S&P 500® ETF Trust	41,757,696	659.06	11/20/26	542,390
	Total Put Options Purchased				1,024,871
	(Cost $3,672,085)
	Total Purchased Options				21,624,346
	(Cost $22,211,527)
WRITTEN OPTIONS — (10.3)%
	Call Options Written — (6.0)%
(276)	State Street® SPDR® S&P 500® ETF Trust	(20,878,848)	751.13	11/20/26	(1,198,279)
	(Premiums received $483,948)
	Put Options Written — (4.3)%
(1,656)	State Street® SPDR® S&P 500® ETF Trust	(125,273,088)	593.16	11/20/26	(845,586)
	(Premiums received $2,807,320)
	Total Written Options				(2,043,865)
	(Premiums received $3,291,268)
	Net Other Assets and Liabilities — (0.1)%				(13,031)
	Net Assets — 100.0%				$19,709,123

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$141,673	$141,673	$—	$—
Purchased Options	21,624,346	—	21,624,346	—
Total	$21,766,019	$141,673	$21,624,346	$—

See Notes to Financial Statements

FT Vest U.S. Equity Dual Directional Buffer ETF - November (DLNV)
Portfolio of Investments (Continued)
May 31, 2026
LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,043,865)	$—	$(2,043,865)	$—
See Notes to Financial Statements

FT Vest Emerging Markets Buffer ETF - December (TDEC)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
89,007	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$89,007
	(Cost $89,007)
	Total Investments — 0.9%	89,007
	(Cost $89,007)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 116.2%
	Call Options Purchased — 113.2%
1,769	iShares MSCI Emerging Markets ETF	$12,135,340	$0.54	12/18/26	11,841,633
	(Cost $11,253,136)
	Put Options Purchased — 3.0%
1,769	iShares MSCI Emerging Markets ETF	12,135,340	53.72	12/18/26	314,511
	(Cost $531,094)
	Total Purchased Options				12,156,144
	(Cost $11,784,230)
WRITTEN OPTIONS — (17.0)%
	Call Options Written — (15.1)%
(1,769)	iShares MSCI Emerging Markets ETF	(12,135,340)	64.35	12/18/26	(1,581,256)
	(Premiums received $411,211)
	Put Options Written — (1.9)%
(1,769)	iShares MSCI Emerging Markets ETF	(12,135,340)	48.35	12/18/26	(196,324)
	(Premiums received $169,293)
	Total Written Options				(1,777,580)
	(Premiums received $580,504)
	Net Other Assets and Liabilities — (0.1)%				(7,247)
	Net Assets — 100.0%				$10,460,324

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$89,007	$89,007	$—	$—
Purchased Options	12,156,144	—	12,156,144	—
Total	$12,245,151	$89,007	$12,156,144	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,777,580)	$—	$(1,777,580)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
564,589	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$564,589
	(Cost $564,589)
	Total Investments — 0.9%	564,589
	(Cost $564,589)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.9%
	Call Options Purchased — 100.6%
3,284	Invesco S&P 500® Equal Weight ETF	$68,579,772	$1.93	12/18/26	67,431,225
	(Cost $62,960,566)
	Put Options Purchased — 2.3%
3,284	Invesco S&P 500® Equal Weight ETF	68,579,772	192.88	12/18/26	1,522,003
	(Cost $3,223,566)
	Total Purchased Options				68,953,228
	(Cost $66,184,132)
WRITTEN OPTIONS — (3.7)%
	Call Options Written — (2.5)%
(3,284)	Invesco S&P 500® Equal Weight ETF	(68,579,772)	221.46	12/18/26	(1,650,538)
	(Premiums received $872,689)
	Put Options Written — (1.2)%
(3,284)	Invesco S&P 500® Equal Weight ETF	(68,579,772)	173.59	12/18/26	(801,395)
	(Premiums received $1,606,546)
	Total Written Options				(2,451,933)
	(Premiums received $2,479,235)
	Net Other Assets and Liabilities — (0.1)%				(52,892)
	Net Assets — 100.0%				$67,012,992

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$564,589	$564,589	$—	$—
Purchased Options	68,953,228	—	68,953,228	—
Total	$69,517,817	$564,589	$68,953,228	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,451,933)	$—	$(2,451,933)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
1,431,040	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$1,431,040
	(Cost $1,431,040)
	Total Investments — 1.0%	1,431,040
	(Cost $1,431,040)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.9%
	Call Options Purchased — 102.5%
1,970	State Street® SPDR® S&P 500® ETF Trust	$149,026,560	$7.10	07/17/26	147,325,800
	(Cost $137,855,963)
	Put Options Purchased — 0.4%
1,970	State Street® SPDR® S&P 500® ETF Trust	149,026,560	692.39	07/17/26	534,559
	(Cost $3,053,093)
	Total Purchased Options				147,860,359
	(Cost $140,909,056)
WRITTEN OPTIONS — (3.8)%
	Call Options Written — (3.7)%
(1,970)	State Street® SPDR® S&P 500® ETF Trust	(149,026,560)	740.68	07/17/26	(5,291,262)
	(Premiums received $1,635,044)
	Put Options Written — (0.1)%
(1,970)	State Street® SPDR® S&P 500® ETF Trust	(149,026,560)	603.62	07/17/26	(128,641)
	(Premiums received $803,125)
	Total Written Options				(5,419,903)
	(Premiums received $2,438,169)
	Net Other Assets and Liabilities — (0.1)%				(108,355)
	Net Assets — 100.0%				$143,763,141

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,431,040	$1,431,040	$—	$—
Purchased Options	147,860,359	—	147,860,359	—
Total	$149,291,399	$1,431,040	$147,860,359	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,419,903)	$—	$(5,419,903)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
729,468	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$729,468
	(Cost $729,468)
	Total Investments — 1.1%	729,468
	(Cost $729,468)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.6%
	Call Options Purchased — 99.9%
871	State Street® SPDR® S&P 500® ETF Trust	$65,889,408	$7.39	08/21/26	65,126,072
	(Cost $64,477,629)
	Put Options Purchased — 1.7%
871	State Street® SPDR® S&P 500® ETF Trust	65,889,408	739.17	08/21/26	1,134,887
	(Cost $1,454,972)
	Total Purchased Options				66,260,959
	(Cost $65,932,601)
WRITTEN OPTIONS — (2.6)%
	Call Options Written — (1.9)%
(871)	State Street® SPDR® S&P 500® ETF Trust	(65,889,408)	773.10	08/21/26	(1,289,263)
	(Premiums received $1,166,811)
	Put Options Written — (0.7)%
(871)	State Street® SPDR® S&P 500® ETF Trust	(65,889,408)	683.73	08/21/26	(444,157)
	(Premiums received $588,083)
	Total Written Options				(1,733,420)
	(Premiums received $1,754,894)
	Net Other Assets and Liabilities — (0.1)%				(38,064)
	Net Assets — 100.0%				$65,218,943

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$729,468	$729,468	$—	$—
Purchased Options	66,260,959	—	66,260,959	—
Total	$66,990,427	$729,468	$66,260,959	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,733,420)	$—	$(1,733,420)	$—
See Notes to Financial Statements

FT Vest Laddered Emerging Markets Buffer ETF (BUFE)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
10,678	FT Vest Emerging Markets Buffer ETF - March (b)	$278,396
10,995	FT Vest Emerging Markets Buffer ETF - June (b)	259,262
10,318	FT Vest Emerging Markets Buffer ETF - September (b)	266,823
10,210	FT Vest Emerging Markets Buffer ETF - December (b)	267,502
	Total Exchange-Traded Funds	1,071,983
	(Cost $1,002,795)
MONEY MARKET FUNDS — 0.0%
142	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (c)	142
	(Cost $142)

	Total Investments — 100.0%	1,072,125
	(Cost $1,002,937)
	Net Other Assets and Liabilities — (0.0)%	(90)
	Net Assets — 100.0%	$1,072,035

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$1,071,983	$1,071,983	$—	$—
Money Market Funds	142	142	—	—
Total Investments	$1,072,125	$1,072,125	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Laddered U.S. Equity Equal Weight Buffer ETF (BFEW)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
11,218	FT Vest U.S. Equity Equal Weight Buffer ETF - March (b)	$261,828
7,148	FT Vest U.S. Equity Equal Weight Buffer ETF - June (b)	262,046
11,547	FT Vest U.S. Equity Equal Weight Buffer ETF - September (b)	262,919
11,335	FT Vest U.S. Equity Equal Weight Buffer ETF - December (b)	262,009
	Total Exchange-Traded Funds	1,048,802
	(Cost $998,719)
MONEY MARKET FUNDS — 0.0%
115	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (c)	115
	(Cost $115)

	Total Investments — 100.0%	1,048,917
	(Cost $998,834)
	Net Other Assets and Liabilities — (0.0)%	(88)
	Net Assets — 100.0%	$1,048,829

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$1,048,802	$1,048,802	$—	$—
Money Market Funds	115	115	—	—
Total Investments	$1,048,917	$1,048,917	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Laddered U.S. Equity Uncapped Accelerator ETF (BFXU)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
7,601	FT Vest U.S. Equity Uncapped Accelerator ETF - January (b)	$293,081
6,752	FT Vest U.S. Equity Uncapped Accelerator ETF - April (b)	294,140
7,990	FT Vest U.S. Equity Uncapped Accelerator ETF - July (b)	295,072
7,381	FT Vest U.S. Equity Uncapped Accelerator ETF - October (b)	293,154
	Total Exchange-Traded Funds	1,175,447
	(Cost $1,007,889)
MONEY MARKET FUNDS — 0.0%
162	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (c)	162
	(Cost $162)

	Total Investments — 100.0%	1,175,609
	(Cost $1,008,051)
	Net Other Assets and Liabilities — (0.0)%	(96)
	Net Assets — 100.0%	$1,175,513

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$1,175,447	$1,175,447	$—	$—
Money Market Funds	162	162	—	—
Total Investments	$1,175,609	$1,175,609	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
May 31, 2026

	FT Vest U.S. Equity Buffer & Digital Return ETF - January (DGJA)	FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)	FT Vest U.S. Equity Dual Directional Buffer ETF - February (DLFE)	FT Vest Emerging Markets Buffer ETF - March (TMAR)
ASSETS:
Investments, at value - Unaffiliated	$42,007	$248,135	$608,704	$87,176
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	42,007	248,135	608,704	87,176
Options contracts purchased, at value	8,866,321	14,944,199	74,138,925	8,700,615
Due from broker	1	192	22	646
Receivables:
Dividends	127	741	1,817	257
Investment securities sold	—	—	—	—
Capital shares sold	—	—	—	—
Total Assets	8,908,456	15,193,267	74,749,468	8,788,694

LIABILITIES:
Options contracts written, at value	4,182,399	1,697,513	9,737,460	983,700
Payables:
Investment advisory fees	3,386	9,478	46,025	6,109
Investment securities purchased	—	—	—	—
Total Liabilities	4,185,785	1,706,991	9,783,485	989,809
NET ASSETS	$4,722,671	$13,486,276	$64,965,983	$7,798,885

NET ASSETS consist of:
Paid-in capital	$4,562,320	$12,725,903	$61,808,682	$7,498,956
Par value	1,500	3,500	20,500	3,000
Accumulated distributable earnings (loss)	158,851	756,873	3,136,801	296,929
NET ASSETS	$4,722,671	$13,486,276	$64,965,983	$7,798,885
NET ASSET VALUE, per share	$31.48	$38.53	$31.69	$26.00
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	150,002	350,002	2,050,002	300,002
Investments, at cost - Unaffiliated	$42,007	$248,135	$608,704	$87,176
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$42,007	$248,135	$608,704	$87,176
Premiums paid on options contracts purchased	$7,411,560	$13,015,209	$76,612,529	$8,103,503
Premiums received on options contracts written	$2,897,719	$980,102	$14,958,060	$490,306
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)	FT Vest U.S. Equity Buffer & Digital Return ETF - April (DGAP)	FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)	FT Vest U.S. Equity Dual Directional Buffer ETF - May (DLMY)	FT Vest Emerging Markets Buffer ETF - June (TJUN)	FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)

$95,524	$68,470	$221,675	$437,211	$8,731	$60,918
—	—	—	—	—	—
95,524	68,470	221,675	437,211	8,731	60,918
10,912,219	11,504,439	9,554,790	46,203,971	2,924,817	18,719,535
237	—	896	490	189	2,031

295	161	662	243	27	188
55,191	—	—	—	—	—
1,167,863	—	—	—	—	—
12,231,329	11,573,070	9,778,023	46,641,915	2,933,764	18,782,672

493,870	5,490,164	1,067,819	7,697,617	577,597	440,763

7,167	3,445	6,121	5,421	1,895	13,051
1,219,477	—	—	—	—	—
1,720,514	5,493,609	1,073,940	7,703,038	579,492	453,814
$10,510,815	$6,079,461	$8,704,083	$38,938,877	$2,354,272	$18,328,858

$10,607,933	$5,991,487	$8,899,513	$38,701,341	$2,044,264	$16,839,598
4,500	2,000	2,000	13,000	1,000	5,000
(101,618)	85,974	(197,430)	224,536	309,008	1,484,260
$10,510,815	$6,079,461	$8,704,083	$38,938,877	$2,354,272	$18,328,858
$23.36	$30.40	$43.52	$29.95	$23.54	$36.66
450,002	200,002	200,002	1,300,002	100,002	500,002
$95,524	$68,470	$221,675	$437,211	$8,731	$60,918
$—	$—	$—	$—	$—	$—
$95,524	$68,470	$221,675	$437,211	$8,731	$60,918
$10,438,452	$10,485,853	$8,626,804	$46,434,745	$2,099,144	$17,069,699
$470,246	$4,560,834	$718,835	$8,152,927	$78,754	$515,910
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
May 31, 2026

	FT Vest U.S. Equity Uncapped Accelerator ETF - July (UXJL)	FT Vest U.S. Equity Dual Directional Buffer ETF - August (DLAG)	FT Vest Emerging Markets Buffer ETF - September (TSEP)	FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)
ASSETS:
Investments, at value - Unaffiliated	$72,666	$97,908	$106,644	$221,016
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	72,666	97,908	106,644	221,016
Options contracts purchased, at value	6,418,983	17,517,586	19,397,948	38,280,508
Due from broker	205	1,912	181	664
Receivables:
Dividends	218	382	324	707
Investment securities sold	—	—	—	—
Capital shares sold	—	—	—	—
Total Assets	6,492,072	17,617,788	19,505,097	38,502,895

LIABILITIES:
Options contracts written, at value	947,390	1,133,757	2,683,843	855,025
Payables:
Investment advisory fees	3,888	15,572	13,502	27,260
Investment securities purchased	—	—	—	—
Total Liabilities	951,278	1,149,329	2,697,345	882,285
NET ASSETS	$5,540,794	$16,468,459	$16,807,752	$37,620,610

NET ASSETS consist of:
Paid-in capital	$4,235,479	$14,898,279	$15,228,283	$35,834,375
Par value	1,500	5,000	6,500	16,500
Accumulated distributable earnings (loss)	1,303,815	1,565,180	1,572,969	1,769,735
NET ASSETS	$5,540,794	$16,468,459	$16,807,752	$37,620,610
NET ASSET VALUE, per share	$36.94	$32.94	$25.86	$22.80
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	150,002	500,002	650,002	1,650,002
Investments, at cost - Unaffiliated	$72,666	$97,908	$106,644	$221,016
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$72,666	$97,908	$106,644	$221,016
Premiums paid on options contracts purchased	$4,935,990	$18,289,055	$16,148,014	$36,667,555
Premiums received on options contracts written	$399,170	$2,674,036	$687,785	$957,169
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Digital Return ETF - October (DGOC)	FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)	FT Vest U.S. Equity Dual Directional Buffer ETF - November (DLNV)	FT Vest Emerging Markets Buffer ETF - December (TDEC)	FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)	FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)

$32,608	$352,086	$141,673	$89,007	$564,589	$1,431,040
—	—	—	—	—	—
32,608	352,086	141,673	89,007	564,589	1,431,040
9,678,485	24,576,770	21,624,346	12,156,144	68,953,228	147,860,359
—	157	627	1,599	543	236

99	1,012	429	290	1,961	4,764
—	—	—	—	—	—
—	—	—	—	—	—
9,711,192	24,930,025	21,767,075	12,247,040	69,520,321	149,296,399

4,855,245	3,070,277	2,043,865	1,777,580	2,451,933	5,419,903

3,484	14,821	14,087	9,136	55,396	113,355
—	—	—	—	—	—
4,858,729	3,085,098	2,057,952	1,786,716	2,507,329	5,533,258
$4,852,463	$21,844,927	$19,709,123	$10,460,324	$67,012,992	$143,763,141

$4,610,154	$20,414,146	$18,466,289	$9,951,484	$63,977,970	$140,712,787
1,500	5,500	6,000	4,000	29,000	39,500
240,809	1,425,281	1,236,834	504,840	3,006,022	3,010,854
$4,852,463	$21,844,927	$19,709,123	$10,460,324	$67,012,992	$143,763,141
$32.35	$39.72	$32.85	$26.15	$23.11	$36.40
150,002	550,002	600,002	400,002	2,900,002	3,950,002
$32,608	$352,086	$141,673	$89,007	$564,589	$1,431,040
$—	$—	$—	$—	$—	$—
$32,608	$352,086	$141,673	$89,007	$564,589	$1,431,040
$7,529,391	$20,758,118	$22,211,527	$11,784,230	$66,184,132	$140,909,056
$2,963,287	$1,778,137	$3,291,268	$580,504	$2,479,235	$2,438,169
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
May 31, 2026

	FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)	FT Vest Laddered Emerging Markets Buffer ETF (BUFE)	FT Vest Laddered U.S. Equity Equal Weight Buffer ETF (BFEW)	FT Vest Laddered U.S. Equity Uncapped Accelerator ETF (BFXU)
ASSETS:
Investments, at value - Unaffiliated	$729,468	$142	$115	$162
Investments, at value - Affiliated	—	1,071,983	1,048,802	1,175,447
Total investments, at value	729,468	1,072,125	1,048,917	1,175,609
Options contracts purchased, at value	66,260,959	—	—	—
Due from broker	510	—	—	—
Receivables:
Dividends	1,641	1	—	1
Investment securities sold	—	—	—	—
Capital shares sold	—	—	—	—
Total Assets	66,992,578	1,072,126	1,048,917	1,175,610

LIABILITIES:
Options contracts written, at value	1,733,420	—	—	—
Payables:
Investment advisory fees	40,215	91	88	97
Investment securities purchased	—	—	—	—
Total Liabilities	1,773,635	91	88	97
NET ASSETS	$65,218,943	$1,072,035	$1,048,829	$1,175,513

NET ASSETS consist of:
Paid-in capital	$63,160,779	$1,002,347	$998,246	$1,007,455
Par value	18,000	500	500	500
Accumulated distributable earnings (loss)	2,040,164	69,188	50,083	167,558
NET ASSETS	$65,218,943	$1,072,035	$1,048,829	$1,175,513
NET ASSET VALUE, per share	$36.23	$21.44	$20.98	$23.51
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,800,002	50,002	50,002	50,002
Investments, at cost - Unaffiliated	$729,468	$142	$115	$162
Investments, at cost - Affiliated	$—	$1,002,795	$998,719	$1,007,889
Total investments, at cost	$729,468	$1,002,937	$998,834	$1,008,051
Premiums paid on options contracts purchased	$65,932,601	$—	$—	$—
Premiums received on options contracts written	$1,754,894	$—	$—	$—
See Notes to Financial Statements

This page intentionally left blank.

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Period Ended May 31, 2026

	FT Vest U.S. Equity Buffer & Digital Return ETF - January (DGJA) (a)	FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)	FT Vest U.S. Equity Dual Directional Buffer ETF - February (DLFE) (b)	FT Vest Emerging Markets Buffer ETF - March (TMAR)
INVESTMENT INCOME:
Dividends - Unaffiliated	$521	$4,265	$5,563	$1,251
Total investment income	521	4,265	5,563	1,251

EXPENSES:
Investment advisory fees	12,292	54,129	127,904	35,055
Other expenses	—	337	—	233
Total expenses	12,292	54,466	127,904	35,288
NET INVESTMENT INCOME (LOSS)	(11,771)	(50,201)	(122,341)	(34,037)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Purchased options contracts	—	(16,491)	—	(242,970)
Written options contracts	—	(427,181)	—	(122,238)
In-kind redemptions - Purchased options contracts	—	1,250,454	158,363	1,257,222
In-kind redemptions - Written options contracts	—	46,136	349,645	80,089
Net realized gain (loss)	—	852,918	508,008	972,103
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	1,454,761	2,018,313	(2,473,604)	642,261
Written options contracts	(1,284,680)	(758,736)	5,220,600	(478,224)
Net change in unrealized appreciation (depreciation)	170,081	1,259,577	2,746,996	164,037
NET REALIZED AND UNREALIZED GAIN (LOSS)	170,081	2,112,495	3,255,004	1,136,140
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$158,310	$2,062,294	$3,132,663	$1,102,103

(a)	Inception date is January 16, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is February 20, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is April 17, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(d)	Inception date is May 15, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(e)	Inception date is June 20, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)	FT Vest U.S. Equity Buffer & Digital Return ETF - April (DGAP) (c)	FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)	FT Vest U.S. Equity Dual Directional Buffer ETF - May (DLMY) (d)	FT Vest Emerging Markets Buffer ETF - June (TJUN) (e)	FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)

$2,202	$193	$5,126	$733	$823	$7,129
2,202	193	5,126	733	823	7,129

62,622	4,140	69,558	5,420	18,846	199,980
465	—	636	—	—	1,951
63,087	4,140	70,194	5,420	18,846	201,931
(60,885)	(3,947)	(65,068)	(4,687)	(18,023)	(194,802)

(638,051)	—	591,255	—	—	(1,428,393)
20,673	—	(1,341,607)	—	—	3,121
1,243,532	—	3,627,615	—	—	2,382,141
311,757	—	(326,145)	—	—	664,294
937,911	—	2,551,118	—	—	1,621,163

—	—	—	—	—	—
293,676	1,018,586	(104,435)	(230,774)	825,673	1,838,346
(84,157)	(929,330)	46,929	455,310	(498,843)	(398,248)
209,519	89,256	(57,506)	224,536	326,830	1,440,098
1,147,430	89,256	2,493,612	224,536	326,830	3,061,261
$1,086,545	$85,309	$2,428,544	$219,849	$308,807	$2,866,459
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Period Ended May 31, 2026

	FT Vest U.S. Equity Uncapped Accelerator ETF - July (UXJL) (f)	FT Vest U.S. Equity Dual Directional Buffer ETF - August (DLAG) (g)	FT Vest Emerging Markets Buffer ETF - September (TSEP)	FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)
INVESTMENT INCOME:
Dividends - Unaffiliated	$4,767	$6,190	$3,124	$8,759
Total investment income	4,767	6,190	3,124	8,759

EXPENSES:
Investment advisory fees	57,625	118,079	92,151	253,956
Other expenses	—	—	161	1,593
Total expenses	57,625	118,079	92,312	255,549
NET INVESTMENT INCOME (LOSS)	(52,858)	(111,889)	(89,188)	(246,790)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Purchased options contracts	—	3	(111,253)	(789,423)
Written options contracts	—	3	(85,699)	17,889
In-kind redemptions - Purchased options contracts	537,020	(38,417)	998,688	1,791,263
In-kind redemptions - Written options contracts	(116,150)	946,670	9,720	969,912
Net realized gain (loss)	420,870	908,259	811,456	1,989,641
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	1,482,993	(771,469)	3,319,099	2,318,554
Written options contracts	(548,220)	1,540,279	(2,020,157)	(223,341)
Net change in unrealized appreciation (depreciation)	934,773	768,810	1,298,942	2,095,213
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,355,643	1,677,069	2,110,398	4,084,854
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,302,785	$1,565,180	$2,021,210	$3,838,064

(f)	Inception date is July 18, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(g)	Inception date is September 19, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(h)	Inception date is October 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(i)	Inception date is November 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Digital Return ETF - October (DGOC) (h)	FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)	FT Vest U.S. Equity Dual Directional Buffer ETF - November (DLNV) (i)	FT Vest Emerging Markets Buffer ETF - December (TDEC)	FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)	FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)

$640	$22,130	$3,344	$2,260	$14,053	$21,174
640	22,130	3,344	2,260	14,053	21,174

17,375	273,311	71,599	65,595	357,640	505,380
—	1,279	—	1,469	1,466	2,148
17,375	274,590	71,599	67,064	359,106	507,528
(16,735)	(252,460)	(68,255)	(64,804)	(345,053)	(486,354)

—	510,703	—	(104,881)	(604,148)	1,014,331
—	(2,319,467)	—	(123,518)	2,530	(1,406,993)
—	8,105,204	203,668	3,336,319	2,167,409	7,681,134
—	(402,965)	440,854	(145,935)	843,700	663,802
—	5,893,475	644,522	2,961,985	2,409,491	7,952,274

—	—	—	—	—	—
2,149,094	3,736,283	(587,181)	61,559	2,821,894	4,642,943
(1,891,958)	(1,449,256)	1,247,403	(1,340,690)	(135,942)	(1,865,631)
257,136	2,287,027	660,222	(1,279,131)	2,685,952	2,777,312
257,136	8,180,502	1,304,744	1,682,854	5,095,443	10,729,586
$240,401	$7,928,042	$1,236,489	$1,618,050	$4,750,390	$10,243,232
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Period Ended May 31, 2026

	FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)	FT Vest Laddered Emerging Markets Buffer ETF (BUFE) (j)	FT Vest Laddered U.S. Equity Equal Weight Buffer ETF (BFEW) (j)	FT Vest Laddered U.S. Equity Uncapped Accelerator ETF (BFXU) (j)
INVESTMENT INCOME:
Dividends - Unaffiliated	$25,820	$1	$1	$1
Total investment income	25,820	1	1	1

EXPENSES:
Investment advisory fees	562,387	157	152	165
Other expenses	1,475	—	—	—
Total expenses	563,862	157	152	165
NET INVESTMENT INCOME (LOSS)	(538,042)	(156)	(151)	(164)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Purchased options contracts	(382,509)	—	—	—
Written options contracts	507,714	—	—	—
In-kind redemptions - Purchased options contracts	6,726,968	—	—	—
In-kind redemptions - Written options contracts	3,303,882	—	—	—
Net realized gain (loss)	10,156,055	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	69,188	50,083	167,558
Purchased options contracts	430,546	—	—	—
Written options contracts	(60,585)	—	—	—
Net change in unrealized appreciation (depreciation)	369,961	69,188	50,083	167,558
NET REALIZED AND UNREALIZED GAIN (LOSS)	10,526,016	69,188	50,083	167,558
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,987,974	$69,032	$49,932	$167,394

(j)	Inception date is April 7, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

This page intentionally left blank.

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	FT Vest U.S. Equity Buffer & Digital Return ETF - January (DGJA)	FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)
	Period Ended 5/31/2026 (a)	Year Ended 5/31/2026	Period Ended 5/31/2025 (b)
OPERATIONS:
Net investment income (loss)	$(11,771)	$(50,201)	$(10,063)
Net realized gain (loss)	—	852,918	5,188
Net change in unrealized appreciation (depreciation)	170,081	1,259,577	(47,998)
Net increase (decrease) in net assets resulting from operations	158,310	2,062,294	(52,873)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,564,361	17,454,342	5,877,012
Cost of shares redeemed	—	(10,421,211)	(1,433,288)
Net increase (decrease) in net assets resulting from shareholder transactions	4,564,361	7,033,131	4,443,724
Total increase (decrease) in net assets	4,722,671	9,095,425	4,390,851

NET ASSETS:
Beginning of period	—	4,390,851	—
End of period	$4,722,671	$13,486,276	$4,390,851

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	150,002	—
Shares sold	150,002	500,000	200,002
Shares redeemed	—	(300,000)	(50,000)
Shares outstanding, end of period	150,002	350,002	150,002

(a)	Inception date is January 16, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is January 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is February 20, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(d)	Inception date is March 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Dual Directional Buffer ETF - February (DLFE)	FT Vest Emerging Markets Buffer ETF - March (TMAR)		FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)
Period Ended 5/31/2026 (c)	Year Ended 5/31/2026	Period Ended 5/31/2025 (d)	Year Ended 5/31/2026	Period Ended 5/31/2025 (d)

$(122,341)	$(34,037)	$(2,386)	$(60,885)	$(7,536)
508,008	972,103	30,289	937,911	—
2,746,996	164,037	(60,319)	209,519	240,624
3,132,663	1,102,103	(32,416)	1,086,545	233,088

64,915,525	15,293,380	4,020,993	12,298,149	5,874,199
(3,082,205)	(10,600,560)	(1,984,615)	(8,981,166)	—
61,833,320	4,692,820	2,036,378	3,316,983	5,874,199
64,965,983	5,794,923	2,003,962	4,403,528	6,107,287

—	2,003,962	—	6,107,287	—
$64,965,983	$7,798,885	$2,003,962	$10,510,815	$6,107,287

—	100,002	—	300,002	—
2,150,002	650,000	200,002	550,000	300,002
(100,000)	(450,000)	(100,000)	(400,000)	—
2,050,002	300,002	100,002	450,002	300,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Buffer & Digital Return ETF - April (DGAP)	FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)
	Period Ended 5/31/2026 (e)	Year Ended 5/31/2026	Period Ended 5/31/2025 (f)
OPERATIONS:
Net investment income (loss)	$(3,947)	$(65,068)	$(5,861)
Net realized gain (loss)	—	2,551,118	—
Net change in unrealized appreciation (depreciation)	89,256	(57,506)	636,508
Net increase (decrease) in net assets resulting from operations	85,309	2,428,544	630,647

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	5,994,152	7,815,814	7,660,566
Cost of shares redeemed	—	(9,831,488)	—
Net increase (decrease) in net assets resulting from shareholder transactions	5,994,152	(2,015,674)	7,660,566
Total increase (decrease) in net assets	6,079,461	412,870	8,291,213

NET ASSETS:
Beginning of period	—	8,291,213	—
End of period	$6,079,461	$8,704,083	$8,291,213

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	250,002	—
Shares sold	200,002	200,000	250,002
Shares redeemed	—	(250,000)	—
Shares outstanding, end of period	200,002	200,002	250,002

(e)	Inception date is April 17, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(f)	Inception date is April 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(g)	Inception date is May 15, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(h)	Inception date is June 20, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(i)	Inception date is June 21, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(j)	Inception date is July 18, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(k)	Inception date is September 19, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Dual Directional Buffer ETF - May (DLMY)	FT Vest Emerging Markets Buffer ETF - June (TJUN)	FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)		FT Vest U.S. Equity Uncapped Accelerator ETF - July (UXJL)	FT Vest U.S. Equity Dual Directional Buffer ETF - August (DLAG)
Period Ended 5/31/2026 (g)	Period Ended 5/31/2026 (h)	Year Ended 5/31/2026	Period Ended 5/31/2025 (i)	Period Ended 5/31/2026 (j)	Period Ended 5/31/2026 (k)

$(4,687)	$(18,023)	$(194,802)	$(194,686)	$(52,858)	$(111,889)
—	—	1,621,163	1,415,705	420,870	908,259
224,536	326,830	1,440,098	284,885	934,773	768,810
219,849	308,807	2,866,459	1,505,904	1,302,785	1,565,180

38,719,028	2,045,465	35,951,975	38,565,480	9,166,693	23,032,740
—	—	(46,084,023)	(14,476,937)	(4,928,684)	(8,129,461)
38,719,028	2,045,465	(10,132,048)	24,088,543	4,238,009	14,903,279
38,938,877	2,354,272	(7,265,589)	25,594,447	5,540,794	16,468,459

—	—	25,594,447	—	—	—
$38,938,877	$2,354,272	$18,328,858	$25,594,447	$5,540,794	$16,468,459

—	—	800,002	—	—	—
1,300,002	100,002	1,100,000	1,250,002	300,002	750,002
—	—	(1,400,000)	(450,000)	(150,000)	(250,000)
1,300,002	100,002	500,002	800,002	150,002	500,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest Emerging Markets Buffer ETF - September (TSEP)		FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)
	Year Ended 5/31/2026	Period Ended 5/31/2025 (l)	Year Ended 5/31/2026	Period Ended 5/31/2025 (l)
OPERATIONS:
Net investment income (loss)	$(89,188)	$(11,346)	$(246,790)	$(113,190)
Net realized gain (loss)	811,456	55,460	1,989,641	(74,480)
Net change in unrealized appreciation (depreciation)	1,298,942	(45,066)	2,095,213	(380,116)
Net increase (decrease) in net assets resulting from operations	2,021,210	(952)	3,838,064	(567,786)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	25,799,537	4,058,767	52,144,292	29,234,350
Cost of shares redeemed	(13,087,707)	(1,983,103)	(39,365,587)	(7,662,723)
Net increase (decrease) in net assets resulting from shareholder transactions	12,711,830	2,075,664	12,778,705	21,571,627
Total increase (decrease) in net assets	14,733,040	2,074,712	16,616,769	21,003,841

NET ASSETS:
Beginning of period	2,074,712	—	21,003,841	—
End of period	$16,807,752	$2,074,712	$37,620,610	$21,003,841

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,002	—	1,050,002	—
Shares sold	1,100,000	200,002	2,450,000	1,450,002
Shares redeemed	(550,000)	(100,000)	(1,850,000)	(400,000)
Shares outstanding, end of period	650,002	100,002	1,650,002	1,050,002

(l)	Inception date is September 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(m)	Inception date is October 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(n)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(o)	Inception date is November 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(p)	Inception date is December 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Digital Return ETF - October (DGOC)	FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)		FT Vest U.S. Equity Dual Directional Buffer ETF - November (DLNV)	FT Vest Emerging Markets Buffer ETF - December (TDEC)
Period Ended 5/31/2026 (m)	Year Ended 5/31/2026	Period Ended 5/31/2025 (n)	Period Ended 5/31/2026 (o)	Year Ended 5/31/2026	Period Ended 5/31/2025 (p)

$(16,735)	$(252,460)	$(48,885)	$(68,255)	$(64,804)	$(31,558)
—	5,893,475	—	644,522	2,961,985	25,160
257,136	2,287,027	239,485	660,222	(1,279,131)	453,969
240,401	7,928,042	190,600	1,236,489	1,618,050	447,571

4,612,062	74,635,254	16,490,717	21,677,682	54,784,357	14,208,703
—	(77,399,686)	—	(3,205,048)	(59,618,646)	(979,711)
4,612,062	(2,764,432)	16,490,717	18,472,634	(4,834,289)	13,228,992
4,852,463	5,163,610	16,681,317	19,709,123	(3,216,239)	13,676,563

—	16,681,317	—	—	13,676,563	—
$4,852,463	$21,844,927	$16,681,317	$19,709,123	$10,460,324	$13,676,563

—	550,002	—	—	650,002	—
150,002	2,200,000	550,002	700,002	2,200,000	700,002
—	(2,200,000)	—	(100,000)	(2,450,000)	(50,000)
150,002	550,002	550,002	600,002	400,002	650,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)		FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)
	Year Ended 5/31/2026	Period Ended 5/31/2025 (p)	Year Ended 5/31/2026	Period Ended 5/31/2025 (n)
OPERATIONS:
Net investment income (loss)	$(345,053)	$(53,158)	$(486,354)	$(120,173)
Net realized gain (loss)	2,409,491	37,019	7,952,274	(580,863)
Net change in unrealized appreciation (depreciation)	2,685,952	110,446	2,777,312	1,192,257
Net increase (decrease) in net assets resulting from operations	4,750,390	94,307	10,243,232	491,221

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	87,114,615	20,168,710	236,731,721	73,407,130
Cost of shares redeemed	(44,124,855)	(990,175)	(131,587,593)	(45,522,570)
Net increase (decrease) in net assets resulting from shareholder transactions	42,989,760	19,178,535	105,144,128	27,884,560
Total increase (decrease) in net assets	47,740,150	19,272,842	115,387,360	28,375,781

NET ASSETS:
Beginning of period	19,272,842	—	28,375,781	—
End of period	$67,012,992	$19,272,842	$143,763,141	$28,375,781

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	950,002	—	900,002	—
Shares sold	3,950,000	1,000,002	6,950,000	2,400,002
Shares redeemed	(2,000,000)	(50,000)	(3,900,000)	(1,500,000)
Shares outstanding, end of period	2,900,002	950,002	3,950,002	900,002

(n)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(p)	Inception date is December 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(q)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(r)	Inception date is April 7, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)		FT Vest Laddered Emerging Markets Buffer ETF (BUFE)	FT Vest Laddered U.S. Equity Equal Weight Buffer ETF (BFEW)	FT Vest Laddered U.S. Equity Uncapped Accelerator ETF (BFXU)
Year Ended 5/31/2026	Period Ended 5/31/2025 (q)	Period Ended 5/31/2026 (r)	Period Ended 5/31/2026 (r)	Period Ended 5/31/2026 (r)

$(538,042)	$(30,845)	$(156)	$(151)	$(164)
10,156,055	403,906	—	—	—
369,961	(20,129)	69,188	50,083	167,558
9,987,974	352,932	69,032	49,932	167,394

375,540,718	42,293,991	1,003,003	998,897	1,008,119
(340,484,572)	(22,472,100)	—	—	—
35,056,146	19,821,891	1,003,003	998,897	1,008,119
45,044,120	20,174,823	1,072,035	1,048,829	1,175,513

20,174,823	—	—	—	—
$65,218,943	$20,174,823	$1,072,035	$1,048,829	$1,175,513

650,002	—	—	—	—
11,225,000	1,375,002	50,002	50,002	50,002
(10,075,000)	(725,000)	—	—	—
1,800,002	650,002	50,002	50,002	50,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout the period
FT Vest U.S. Equity Buffer & Digital Return ETF - January (DGJA)

Period Ended 5/31/2026 (a)

Net asset value, beginning of period	$30.43
Income from investment operations:
Net investment income (loss) (b)	(0.09)
Net realized and unrealized gain (loss)	1.14
Total from investment operations	1.05
Net asset value, end of period	$31.48
Total return (c)	3.45%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,723
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is January 16, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)

	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$29.27	$29.88
Income from investment operations:
Net investment income (loss) (b)	(0.27)	(0.08)
Net realized and unrealized gain (loss)	9.53	(0.53)
Total from investment operations	9.26	(0.61)
Net asset value, end of period	$38.53	$29.27
Total return (c)	31.64%	(2.04)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$13,486	$4,391
Ratio of total expenses to average net assets	0.86% (d)	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.79)%	(0.76)% (e)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is January 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Dual Directional Buffer ETF - February (DLFE)

Period Ended 5/31/2026 (a)

Net asset value, beginning of period	$30.33
Income from investment operations:
Net investment income (loss) (b)	(0.07)
Net realized and unrealized gain (loss)	1.43
Total from investment operations	1.36
Net asset value, end of period	$31.69
Total return (c)	4.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$64,966
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is February 20, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Emerging Markets Buffer ETF - March (TMAR)

	Year Ended May 31, 2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$20.04	$19.97
Income from investment operations:
Net investment income (loss) (b)	(0.21)	(0.03)
Net realized and unrealized gain (loss)	6.17	0.10 (c)
Total from investment operations	5.96	0.07
Net asset value, end of period	$26.00	$20.04
Total return (d)	29.74%	0.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,799	$2,004
Ratio of total expenses to average net assets	0.96% (e)	0.95% (f)
Ratio of net investment income (loss) to average net assets	(0.92)%	(0.91)% (f)
Portfolio turnover rate (g)	0%	0%

(a)	Inception date is March 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)

	Year Ended May 31, 2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$20.36	$20.17
Income from investment operations:
Net investment income (loss) (b)	(0.18)	(0.03)
Net realized and unrealized gain (loss)	3.18	0.22
Total from investment operations	3.00	0.19
Net asset value, end of period	$23.36	$20.36
Total return (c)	14.73%	0.94%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$10,511	$6,107
Ratio of total expenses to average net assets	0.86% (d)	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.83)%	(0.79)% (e)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is March 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Buffer & Digital Return ETF - April (DGAP)

Period Ended 5/31/2026 (a)

Net asset value, beginning of period	$29.83
Income from investment operations:
Net investment income (loss) (b)	(0.03)
Net realized and unrealized gain (loss)	0.60
Total from investment operations	0.57
Net asset value, end of period	$30.40
Total return (c)	1.91%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,079
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is April 17, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)

	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$33.16	$29.48
Income from investment operations:
Net investment income (loss) (b)	(0.30)	(0.03)
Net realized and unrealized gain (loss)	10.66	3.71
Total from investment operations	10.36	3.68
Net asset value, end of period	$43.52	$33.16
Total return (c)	31.24%	12.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,704	$8,291
Ratio of total expenses to average net assets	0.86% (d)	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.80)%	(0.77)% (e)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is April 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Dual Directional Buffer ETF - May (DLMY)

Period Ended 5/31/2026 (a)

Net asset value, beginning of period	$29.57
Income from investment operations:
Net investment income (loss) (b)	(0.01)
Net realized and unrealized gain (loss)	0.39
Total from investment operations	0.38
Net asset value, end of period	$29.95
Total return (c)	1.29%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$38,939
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.73)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is May 15, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Emerging Markets Buffer ETF - June (TJUN)

Period Ended 5/31/2026 (a)

Net asset value, beginning of period	$20.01
Income from investment operations:
Net investment income (loss) (b)	(0.19)
Net realized and unrealized gain (loss)	3.72
Total from investment operations	3.53
Net asset value, end of period	$23.54
Total return (c)	17.64%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,354
Ratio of total expenses to average net assets	0.95% (d)
Ratio of net investment income (loss) to average net assets	(0.91)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is June 20, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)

	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$31.99	$30.14
Income from investment operations:
Net investment income (loss) (b)	(0.28)	(0.25)
Net realized and unrealized gain (loss)	4.95	2.10
Total from investment operations	4.67	1.85
Net asset value, end of period	$36.66	$31.99
Total return (c)	14.60%	6.14%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$18,329	$25,594
Ratio of total expenses to average net assets	0.86% (d)	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.83)%	(0.84)% (e)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is June 21, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Uncapped Accelerator ETF - July (UXJL)

Period Ended 5/31/2026 (a)

Net asset value, beginning of period	$30.12
Income from investment operations:
Net investment income (loss) (b)	(0.22)
Net realized and unrealized gain (loss)	7.04
Total from investment operations	6.82
Net asset value, end of period	$36.94
Total return (c)	22.64%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,541
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.78)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is July 18, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Dual Directional Buffer ETF - August (DLAG)

Period Ended 5/31/2026 (a)

Net asset value, beginning of period	$30.53
Income from investment operations:
Net investment income (loss) (b)	(0.18)
Net realized and unrealized gain (loss)	2.59
Total from investment operations	2.41
Net asset value, end of period	$32.94
Total return (c)	7.89%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$16,468
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is September 19, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Emerging Markets Buffer ETF - September (TSEP)

	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$20.75	$20.01
Income from investment operations:
Net investment income (loss) (b)	(0.22)	(0.13)
Net realized and unrealized gain (loss)	5.33	0.87
Total from investment operations	5.11	0.74
Net asset value, end of period	$25.86	$20.75
Total return (c)	24.63%	3.70%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$16,808	$2,075
Ratio of total expenses to average net assets	0.95%	0.95% (d)
Ratio of net investment income (loss) to average net assets	(0.92)%	(0.93)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is September 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)

	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$20.00	$19.87
Income from investment operations:
Net investment income (loss) (b)	(0.18)	(0.11)
Net realized and unrealized gain (loss)	2.98	0.24 (c)
Total from investment operations	2.80	0.13
Net asset value, end of period	$22.80	$20.00
Total return (d)	14.00%	0.65%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$37,621	$21,004
Ratio of total expenses to average net assets	0.86% (e)	0.85% (f)
Ratio of net investment income (loss) to average net assets	(0.83)%	(0.83)% (f)
Portfolio turnover rate (g)	0%	0%

(a)	Inception date is September 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Buffer & Digital Return ETF - October (DGOC)

Period Ended 5/31/2026 (a)

Net asset value, beginning of period	$30.56
Income from investment operations:
Net investment income (loss) (b)	(0.16)
Net realized and unrealized gain (loss)	1.95
Total from investment operations	1.79
Net asset value, end of period	$32.35
Total return (c)	5.86%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,852
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is October 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)

	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.33	$30.40
Income from investment operations:
Net investment income (loss) (b)	(0.27)	(0.15)
Net realized and unrealized gain (loss)	9.66	0.08
Total from investment operations	9.39	(0.07)
Net asset value, end of period	$39.72	$30.33
Total return (c)	30.96%	(0.23)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$21,845	$16,681
Ratio of total expenses to average net assets	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.79)%	(0.80)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Dual Directional Buffer ETF - November (DLNV)

Period Ended 5/31/2026 (a)

Net asset value, beginning of period	$30.32
Income from investment operations:
Net investment income (loss) (b)	(0.13)
Net realized and unrealized gain (loss)	2.66
Total from investment operations	2.53
Net asset value, end of period	$32.85
Total return (c)	8.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$19,709
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is November 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Emerging Markets Buffer ETF - December (TDEC)

	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$21.04	$19.95
Income from investment operations:
Net investment income (loss) (b)	(0.23)	(0.08)
Net realized and unrealized gain (loss)	5.34	1.17
Total from investment operations	5.11	1.09
Net asset value, end of period	$26.15	$21.04
Total return (c)	24.29%	5.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$10,460	$13,677
Ratio of total expenses to average net assets	0.97% (d)	0.95% (e)
Ratio of net investment income (loss) to average net assets	(0.94)%	(0.92)% (e)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is December 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)

	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$20.29	$20.14
Income from investment operations:
Net investment income (loss) (b)	(0.18)	(0.07)
Net realized and unrealized gain (loss)	3.00	0.22
Total from investment operations	2.82	0.15
Net asset value, end of period	$23.11	$20.29
Total return (c)	13.90%	0.74%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$67,013	$19,273
Ratio of total expenses to average net assets	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is December 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)

	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$31.53	$30.40
Income from investment operations:
Net investment income (loss) (b)	(0.28)	(0.16)
Net realized and unrealized gain (loss)	5.15	1.29
Total from investment operations	4.87	1.13
Net asset value, end of period	$36.40	$31.53
Total return (c)	15.45%	3.72%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$143,763	$28,376
Ratio of total expenses to average net assets	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.82)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)

	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$31.04	$30.46
Income from investment operations:
Net investment income (loss) (b)	(0.27)	(0.14)
Net realized and unrealized gain (loss)	5.46	0.72
Total from investment operations	5.19	0.58
Net asset value, end of period	$36.23	$31.04
Total return (c)	16.72%	1.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$65,219	$20,175
Ratio of total expenses to average net assets	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)%	(0.81)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Laddered Emerging Markets Buffer ETF (BUFE)

Period Ended 5/31/2026 (a)

Net asset value, beginning of period	$20.06
Income from investment operations:
Net investment income (loss) (b)	(0.00) (c)
Net realized and unrealized gain (loss)	1.38
Total from investment operations	1.38
Net asset value, end of period	$21.44
Total return (d)	6.88%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,072
Ratio of total expenses to average net assets (e)	0.10% (f)
Ratio of net investment income (loss) to average net assets (e)	(0.10)% (f)
Portfolio turnover rate (g)	0%

(a)	Inception date is April 7, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Laddered U.S. Equity Equal Weight Buffer ETF (BFEW)

Period Ended 5/31/2026 (a)

Net asset value, beginning of period	$19.98
Income from investment operations:
Net investment income (loss) (b)	(0.00) (c)
Net realized and unrealized gain (loss)	1.00
Total from investment operations	1.00
Net asset value, end of period	$20.98
Total return (d)	5.01%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,049
Ratio of total expenses to average net assets (e)	0.10% (f)
Ratio of net investment income (loss) to average net assets (e)	(0.10)% (f)
Portfolio turnover rate (g)	0%

(a)	Inception date is April 7, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Laddered U.S. Equity Uncapped Accelerator ETF (BFXU)

Period Ended 5/31/2026 (a)

Net asset value, beginning of period	$20.16
Income from investment operations:
Net investment income (loss) (b)	(0.00) (c)
Net realized and unrealized gain (loss)	3.35
Total from investment operations	3.35
Net asset value, end of period	$23.51
Total return (d)	16.62%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,176
Ratio of total expenses to average net assets (e)	0.10% (f)
Ratio of net investment income (loss) to average net assets (e)	(0.10)% (f)
Portfolio turnover rate (g)	0%

(a)	Inception date is April 7, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
May 31, 2026

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the twenty-four funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust, listed below:

FT Vest U.S. Equity Buffer & Digital Return ETF - January – (Cboe BZX Exchange, Inc. (“Cboe”) ticker “DGJA”)(1)
FT Vest U.S. Equity Uncapped Accelerator ETF - January – (Cboe ticker “UXJA”)
FT Vest U.S. Equity Dual Directional Buffer ETF - February – (Cboe ticker “DLFE”)(2)
FT Vest Emerging Markets Buffer ETF - March – (Cboe ticker “TMAR”)
FT Vest U.S. Equity Equal Weight Buffer ETF - March – (NYSE Arca, Inc. (“NYSE Arca”) ticker “RSMR”)
FT Vest U.S. Equity Buffer & Digital Return ETF - April – (Cboe ticker “DGAP”)(3)
FT Vest U.S. Equity Uncapped Accelerator ETF - April – (Cboe ticker “UXAP”)
FT Vest U.S. Equity Dual Directional Buffer ETF - May – (Cboe ticker “DLMY”)(4)
FT Vest Emerging Markets Buffer ETF - June – (Cboe ticker “TJUN”)(5)
FT Vest U.S. Equity Equal Weight Buffer ETF - June – (NYSE Arca ticker “RSJN”)
FT Vest U.S. Equity Uncapped Accelerator ETF - July – (Cboe ticker “UXJL”)(6)
FT Vest U.S. Equity Dual Directional Buffer ETF - August – (Cboe ticker “DLAG”)(7)
FT Vest Emerging Markets Buffer ETF - September – (Cboe ticker “TSEP”)
FT Vest U.S. Equity Equal Weight Buffer ETF - September – (NYSE Arca ticker “RSSE”)
FT Vest U.S. Equity Buffer & Digital Return ETF - October – (Cboe ticker “DGOC”)(8)
FT Vest U.S. Equity Uncapped Accelerator ETF - October – (Cboe ticker “UXOC”)
FT Vest U.S. Equity Dual Directional Buffer ETF - November – (Cboe ticker “DLNV”)(9)
FT Vest Emerging Markets Buffer ETF - December – (Cboe ticker “TDEC”)
FT Vest U.S. Equity Equal Weight Buffer ETF - December – (NYSE Arca ticker “RSDE”)
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF – (Cboe ticker “DHDG”)
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF – (Cboe ticker “FHDG”)
FT Vest Laddered Emerging Markets Buffer ETF – (Cboe ticker “BUFE”)(10)
FT Vest Laddered U.S. Equity Equal Weight Buffer ETF – (Cboe ticker “BFEW”)(10)
FT Vest Laddered U.S. Equity Uncapped Accelerator ETF – (Cboe ticker “BFXU”)(10)

(1)	Commenced investment operations on January 16, 2026.
(2)	Commenced investment operations on February 20, 2026.
(3)	Commenced investment operations on April 17, 2026.
(4)	Commenced investment operations on May 15, 2026.
(5)	Commenced investment operations on June 20, 2025.
(6)	Commenced investment operations on July 18, 2025.
(7)	Commenced investment operations on September 19, 2025.
(8)	Commenced investment operations on October 17, 2025.
(9)	Commenced investment operations on November 21, 2025.
(10)	Commenced investment operations on April 7, 2026.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
The investment objective of DGJA is to seek to provide investors with a buffer against the first 10% of losses on the price returns of the State Street® SPDR® S&P 500® ETF Trust (the “Underlying SPDR ETF”) while also providing a predetermined return level that is approximately 8.52% (before fees and expenses) if the Underlying SPDR ETF appreciates in price, remains unchanged or decreases in price by 10% or less, over the period from January 20, 2026 through January 15, 2027.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
The investment objective of UXJA is to seek to provide investors with the potential for rates of return (before fees and expenses) that outperform the positive price return of the Underlying SPDR ETF, if the Underlying SPDR ETF experiences at least 2.0% of positive price returns over the period from January 20, 2026 through January 15, 2027. Prior to January 20, 2026, the Fund’s investment objective sought to provide investors with the potential for rates of return (before fees and expenses) that outperform the positive price return of the Underlying SPDR ETF, if the Underlying SPDR ETF experienced at least 2.0% of positive price returns over the period from January 21, 2025 through January 16, 2026.
The investment objective of DLFE is to seek to provide investors with returns (before fees and expenses) that either match the positive price return of the Underlying SPDR ETF up to a predetermined upside cap or match the absolute value of the negative price return of the Underlying SPDR ETF up to a specified threshold (the “Inverse Performance Threshold”), while also seeking to provide a 10% buffer against losses that exceed the Inverse Performance Threshold over an approximate one-year period.
The investment objective of TMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares MSCI Emerging Markets ETF (the “Underlying MSCI ETF”), up to a predetermined upside cap of 29.55% while providing a buffer (before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from March 23, 2026 through March 19, 2027. When the Fund’s fees and expenses are taken into account, the cap is 28.60% and the buffer is 9.05%. Prior to March 23, 2026, the Fund’s investment objective included an upside cap of 17.32% while providing a buffer (before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from March 24, 2025 through March 20, 2026. When the Fund’s fees and expenses were taken into account, the cap was 16.37% and the buffer was 9.06%.
The investment objective of RSMR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Invesco S&P 500® Equal Weight ETF Trust (the “Underlying Invesco ETF”), up to a predetermined upside cap of 17.80% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from March 23, 2026 through March 19, 2027. When the Fund’s fees and expenses are taken into account, the cap is 16.95% and the buffer is 9.15%. Prior to March 23, 2026, the Fund’s investment objective included an upside cap of 13.86% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from March 24, 2025 through March 20, 2026. When the Fund’s fees and expenses were taken into account, the cap was 13.01% and the buffer was 9.15%.
The investment objective of DGAP is to seek to provide investors with a buffer against the first 10% of losses on the price returns of the Underlying SPDR ETF while also providing a predetermined return level that is approximately 9.05% (before fees and expenses) if the Underlying SPDR ETF appreciates in price, remains unchanged or decreases in price by 10% or less, over the period from April 20, 2026 through April 16, 2027.
The investment objective of UXAP is to seek to provide investors with the potential for rates of return (before fees and expenses) that outperform the positive price return of the Underlying SPDR ETF, if the Underlying SPDR ETF experiences at least 2.0% of positive price returns over the period from April 20, 2026 through April 16, 2027. Prior to April 20, 2026, the Fund’s investment objective sought to provide investors with the potential for rates of return (before fees and expenses) that outperform the positive price return of the Underlying SPDR ETF, if the Underlying SPDR ETF experienced at least 2.0% of positive price returns over the period from April 21, 2025 through April 17, 2026.
The investment objective of DLMY is to seek to provide investors with returns (before fees and expenses) that either match the positive price return of the Underlying SPDR ETF up to a predetermined upside cap or match the absolute value of the negative price return of the Underlying SPDR ETF up to a specified threshold (the “Inverse Performance Threshold”), while also seeking to provide a 10% buffer against losses that exceed the Inverse Performance Threshold over an approximate one-year period.
The investment objective of TJUN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 18.84% while providing a buffer (before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from June 23, 2025 through June 18, 2026. When the Fund’s fees and expenses are taken into account, the cap is 17.90% and the buffer is 9.05%.
The investment objective of RSJN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 15.79% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from June 23, 2025 to June 18, 2026. When the Fund’s fees and expenses are taken into account, the cap is 14.94% and the buffer is 9.15%. Prior to June 23, 2025, the Fund’s investment objective included an upside cap of 19.03% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
ETF losses, over the period from June 24, 2024 through June 20, 2025. When the Fund’s fees and expenses were taken into account, the cap was 18.18% and the buffer was 9.15%.
The investment objective of UXJL is to seek to provide investors with the potential for rates of return (before fees and expenses) that outperform the positive price return of the Underlying SPDR ETF, if the Underlying SPDR ETF experiences at least 2% of positive price returns over the period from July 21, 2025 through July 17, 2026.
The investment objective of DLAG is to seek to provide investors with returns (before fees and expenses) that either match the positive price return of the Underlying SPDR ETF up to a predetermined upside cap or match the absolute value of the negative price return of the Underlying SPDR ETF up to a specified threshold (the “Inverse Performance Threshold”), while also seeking to provide a 10% buffer against losses that exceed the Inverse Performance Threshold over an approximate one-year period.
The investment objective of TSEP is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 17.19% while providing a buffer (before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from September 22, 2025 to September 18, 2026. When the Fund’s fees and expenses are taken into account, the cap is 16.24% and the buffer is 9.05%. Prior to September 22, 2025, the Fund’s investment objective included an upside cap of 16.25% while providing a buffer (before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from September 23, 2024 through September 19, 2025. When the Fund’s fees and expenses were taken into account, the cap was 15.30% and the buffer was 9.05%.
The investment objective of RSSE is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 14.57% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from September 22, 2025 to September 18, 2026. When the Fund’s fees and expenses are taken into account, the cap is 13.72% and the buffer is 9.15%. Prior to September 22, 2025, the Fund’s investment objective included an upside cap of 14.71% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from September 23, 2024 through September 19, 2025. When the Fund’s fees and expenses were taken into account, the cap was 13.86% and the buffer was 9.15%.
The investment objective of DGOC is to seek to provide investors with a buffer against the first 10% of losses on the price returns of the Underlying SPDR ETF while also providing a predetermined return level (“digital return”) that is approximately 8.80% (before fees and expenses) if the Underlying SPDR ETF appreciates in price, remains unchanged or decreases in price by 10% or less, over the period from October 20, 2025 through October 16, 2026. When the Fund’s fees and expenses are taken into account, the digital return is 7.95%.
The investment objective of UXOC is to seek to provide investors with the potential for rates of return (before fees and expenses) that outperform the positive price return of the Underlying SPDR ETF, if the Underlying SPDR ETF experiences at least 2.0% of positive price returns over the period from October 20, 2025 through October 16, 2026. Prior to October 20, 2025, the Fund’s investment objective sought to provide investors with the potential for rates of return (before fees and expenses) that outperform the positive price return of the Underlying SPDR ETF, if the Underlying SPDR ETF experienced at least 2.0% of positive price returns over the period from October 21, 2024 through October 17, 2025.
The investment objective of DLNV is to seek to provide investors with returns (before fees and expenses) that either match the price return of the Underlying SPDR ETF up to a predetermined upside cap or match the absolute or inverse value of the Underlying SPDR ETF losses up to the Inverse Performance Threshold, while also seeking to provide a 10% buffer against losses that exceed the Inverse Performance Threshold over an approximate period of one year.
The investment objective of TDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 19.79% while providing a buffer (before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from December 22, 2025 through December 18, 2026. When the Fund’s fees and expenses are taken into account, the cap is 18.84% and the buffer is 9.05%. Prior to December 22, 2025, the Fund’s investment objective included an upside cap of 19.92% while providing a buffer (before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from December 23, 2024 through December 19, 2025. When the Fund’s fees and expenses were taken into account, the cap was 18.97% and the buffer was 9.05%.
The investment objective of RSDE is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 14.82% while providing a buffer (before fees and expenses) against

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
the first 10% of Underlying Invesco ETF losses, over the period from December 22, 2025 through December 18, 2026. When the Fund’s fees and expenses are taken into account, the cap is 13.97% and the buffer is 9.15%. Prior to December 22, 2025, the Fund’s investment objective included an upside cap of 14.17% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from December 23, 2024 through December 19, 2025. When the Fund’s fees and expenses were taken into account, the cap was 13.32% and the buffer was 9.15%.
The investment objective of DHDG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 4.30% while seeking to provide a buffer (before fees and expenses) against Underlying SPDR ETF losses between -2.5% and -15% over the period from April 20, 2026 through July 17, 2026 (the “Target Outcome Period”). When the Fund’s fees and expenses are taken into account, the cap is 4.09% and the buffer is between -2.71% and -15.21%. Prior to April 20, 2026, the Fund’s investment objective included an upside cap of 5.88%, 4.31%, 4.67% and 4.01% (before fees and expenses) and a Target Outcome Period of April 21, 2025 through July 18, 2025, July 21, 2025 through October 17, 2025, October 20, 2025 through January 16, 2026 and January 20, 2026 through April 17, 2026, respectively.
The investment objective of FHDG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide a dynamic buffer of either 5.0% or 7.5% (before fees and expenses) against Underlying SPDR ETF losses over an approximate period of three months (the “Target Outcome Period”). Over the Target Outcome Period from May 18, 2026, through August 21, 2026, the Fund seeks to buffer against the first 7.5% of Underlying SPDR ETF losses (before fees and expenses) and limit gains up to a predetermined upside cap of 4.59% (before fees and expenses). When the Fund’s fees and expenses are taken into account, the cap is 4.36% and the buffer is 7.27%. Prior to May 18, 2026, the Fund’s investment objective included an upside cap of 4.12%, 4.02%, 4.94% and 3.79% (before fees and expenses) and a Target Outcome Period of May 19, 2025 through August 15, 2025, August 18, 2025 through November 21, 2025, November 24, 2025 through February 20, 2026 and February 23, 2026 through May 15, 2026, respectively.
Under normal market conditions, each Fund, except BUFE, BFEW and BFXU, will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of a specified reference ETF, either the State Street® SPDR® S&P 500® ETF Trust, the iShares MSCI Emerging Markets ETF, or the Invesco S&P 500® Equal Weight ETF Trust (the “Underlying ETF”).
The investment objective of BUFE is to seek to provide investors with capital appreciation. BUFE seeks to achieve its investment objective by providing investors with emerging market equity market exposure while attempting to limit downside risk through a laddered portfolio of four FT Vest Emerging Markets Buffer ETFs (“Underlying EM ETFs”). Under normal market conditions, BUFE will invest substantially all of its assets in Underlying EM ETFs. Unlike the Underlying EM ETFs, BUFE itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying EM ETFs and BUFE itself does not provide any stated buffer against losses. In order to understand BUFE’s strategy and risks, it is important to understand the strategies and risks of the Underlying EM ETFs.
The investment objective of BFEW is to seek to provide investors with capital appreciation. BFEW seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of four FT Vest U.S Equity Equal Weight Buffer ETFs (“Underlying EW ETFs”). Under normal market conditions, BFEW will invest substantially all of its assets in Underlying EW ETFs. Unlike the Underlying EW ETFs, BFEW itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying EW ETFs and BFEW itself does not provide any stated buffer against losses. In order to understand BFEW’s strategy and risks, it is important to understand the strategies and risks of the Underlying EW ETFs.
The investment objective of BFXU is to seek to provide investors with capital appreciation. BFXU seeks to achieve its investment objective by providing investors with US large-cap equity market exposure with potential for accelerated returns through a laddered portfolio of four FT Vest U.S. Equity Uncapped Accelerator ETFs (“Underlying UA ETFs”). Under normal market conditions, BFXU will invest substantially all of its assets in Underlying UA ETFs. Unlike the Underlying UA ETFs, BFXU itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying UA ETFs and BFXU itself does not provide any stated buffer against losses. In order to understand BFXU’s strategy and risks, it is important to understand the strategies and risks of the Underlying UA ETFs.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs within 15 minutes before or after the close of the respective exchange, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
a review of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of May 31, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Negative dividend amount, if any, represents charges by the broker on excess cash held in the account.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund, with the exception of BUFE, BFEW and BFXU, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the Underlying ETF will give each Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at May 31, 2026 are FLEX Options.
D. Affiliated Transactions
BUFE, BFEW and BFXU invest in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
Amounts relating to investments in affiliated funds in BUFE at May 31, 2026, and for the fiscal period then ended are as follows:

Security Name	Shares at 5/31/2026	Value at 4/07/2026	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2026	Dividend Income
FT Vest Emerging Markets Buffer ETF - March	10,678	$—	$253,675	$—	$24,721	$—	$278,396	$—
FT Vest Emerging Markets Buffer ETF - June	10,995	—	249,782	—	9,480	—	259,262	—
FT Vest Emerging Markets Buffer ETF - September	10,318	—	249,398	—	17,425	—	266,823	—
FT Vest Emerging Markets Buffer ETF - December	10,210	—	249,940	—	17,562	—	267,502	—
		$—	$1,002,795	$—	$69,188	$—	$1,071,983	$—
Amounts relating to investments in affiliated funds in BFEW at May 31, 2026, and for the fiscal period then ended are as follows:

Security Name	Shares at 5/31/2026	Value at 4/07/2026	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2026	Dividend Income
FT Vest U.S. Equity Equal Weight Buffer ETF - March	11,218	$—	$249,881	$—	$11,947	$—	$261,828	$—
FT Vest U.S. Equity Equal Weight Buffer ETF - June	7,148	—	248,330	—	13,716	—	262,046	—
FT Vest U.S. Equity Equal Weight Buffer ETF - September	11,547	—	249,994	—	12,925	—	262,919	—
FT Vest U.S. Equity Equal Weight Buffer ETF - December	11,335	—	250,514	—	11,495	—	262,009	—
		$—	$998,719	$—	$50,083	$—	$1,048,802	$—
Amounts relating to investments in affiliated funds in BFXU at May 31, 2026, and for the fiscal period then ended are as follows:

Security Name	Shares at 5/31/2026	Value at 4/07/2026	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2026	Dividend Income
FT Vest U.S. Equity Uncapped Accelerator ETF - January	7,601	$—	$252,049	$—	$41,032	$—	$293,081	$—
FT Vest U.S. Equity Uncapped Accelerator ETF - April	6,752	—	252,041	—	42,099	—	294,140	—
FT Vest U.S. Equity Uncapped Accelerator ETF - July	7,990	—	251,838	—	43,234	—	295,072	—
FT Vest U.S. Equity Uncapped Accelerator ETF - October	7,381	—	251,961	—	41,193	—	293,154	—
		$—	$1,007,889	$—	$167,558	$—	$1,175,447	$—
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid annually, with the exception of BUFE, BFEW and BFXU which are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods, none of the Funds paid a distribution in 2026 or 2025.
As of the applicable taxable year end, the components of distributable earnings on a tax basis for each Fund were as follows:

	Taxable Year-End	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Buffer & Digital Return ETF - January	31-Jan-26	$—	$—	$(1,413)
FT Vest U.S. Equity Uncapped Accelerator ETF - January	31-Jan-26	(4,938)	(443,673)	4,828
FT Vest U.S. Equity Dual Directional Buffer ETF - February	28-Feb-26	—	—	(1,766)
FT Vest Emerging Markets Buffer ETF - March	31-Mar-26	(6,021)	(365,209)	14,837
FT Vest U.S. Equity Equal Weight Buffer ETF - March	31-Mar-26	(14,059)	(617,522)	44,919
FT Vest U.S. Equity Buffer & Digital Return ETF - April	30-Apr-26	—	—	18,390
FT Vest U.S. Equity Uncapped Accelerator ETF - April	30-Apr-26	(20,617)	(750,360)	100,083
FT Vest U.S. Equity Dual Directional Buffer ETF - May	31-May-26	—	—	224,536
FT Vest Emerging Markets Buffer ETF - June	30-Jun-25	—	—	25,117
FT Vest U.S. Equity Equal Weight Buffer ETF - June	30-Jun-25	(108,002)	(1,429,852)	442,556
FT Vest U.S. Equity Uncapped Accelerator ETF - July	31-Jul-25	—	—	(4,637)
FT Vest U.S. Equity Dual Directional Buffer ETF - August	31-Aug-25	—	—	—
FT Vest Emerging Markets Buffer ETF - September	30-Sep-25	(14,085)	(196,727)	15,046
FT Vest U.S. Equity Equal Weight Buffer ETF - September	30-Sep-25	(145,822)	(771,994)	63,359
FT Vest U.S. Equity Buffer & Digital Return ETF - October	31-Oct-25	—	—	9,143
FT Vest U.S. Equity Uncapped Accelerator ETF - October	31-Oct-25	(157,373)	(1,846,920)	1,309,186
FT Vest U.S. Equity Dual Directional Buffer ETF - November	30-Nov-25	—	—	36,950
FT Vest Emerging Markets Buffer ETF - December	31-Dec-25	—	(228,634)	68,773
FT Vest U.S. Equity Equal Weight Buffer ETF - December	31-Dec-25	—	(606,474)	(603,307)
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	31-Oct-25	(223,002)	(4,936,044)	478,446
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	30-Nov-25	(312,122)	(3,138,429)	1,214,005
FT Vest Laddered Emerging Markets Buffer ETF	31-May-26	—	—	69,188
FT Vest Laddered U.S. Equity Equal Weight Buffer ETF	31-May-26	—	—	50,083
FT Vest Laddered U.S. Equity Uncapped Accelerator ETF	31-May-26	—	—	167,558
F. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For DGJA, DLFE, DGAP, DLMY, BUFE, BFEW and BFXU the taxable period ended 2026 remains open to federal and state audit. For RSJN, TSEP, RSSE, UXOC, TDEC, RSDE, DHDG and FHDG the taxable period ended 2024 and taxable year ended 2025 remains open to federal and state audit. For UXJA, TMAR, RSMR,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
and UXAP the taxable period ended 2025 and taxable year ended 2026 remains open to federal and state audit. For TJUN, UXJL, DLAG, DGOC and DLNV, the taxable period ended 2025 remains open to federal and state audit. As of May 31, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund’s applicable taxable year end, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

	Taxable Year End	Non-Expiring Capital Loss Carryforwards
FT Vest U.S. Equity Buffer & Digital Return ETF - January	31-Jan-26	$—
FT Vest U.S. Equity Uncapped Accelerator ETF - January	31-Jan-26	443,673
FT Vest U.S. Equity Dual Directional Buffer ETF - February	28-Feb-26	—
FT Vest Emerging Markets Buffer ETF - March	31-Mar-26	365,209
FT Vest U.S. Equity Equal Weight Buffer ETF - March	31-Mar-26	617,522
FT Vest U.S. Equity Buffer & Digital Return ETF - April	30-Apr-26	—
FT Vest U.S. Equity Uncapped Accelerator ETF - April	30-Apr-26	750,360
FT Vest U.S. Equity Dual Directional Buffer ETF - May	31-May-26	—
FT Vest Emerging Markets Buffer ETF - June	30-Jun-25	—
FT Vest U.S. Equity Equal Weight Buffer ETF - June	30-Jun-25	1,429,852
FT Vest U.S. Equity Uncapped Accelerator ETF - July	31-Jul-25	—
FT Vest U.S. Equity Dual Directional Buffer ETF - August	31-Aug-25	—
FT Vest Emerging Markets Buffer ETF - September	30-Sep-25	196,727
FT Vest U.S. Equity Equal Weight Buffer ETF - September	30-Sep-25	771,994
FT Vest U.S. Equity Buffer & Digital Return ETF - October	31-Oct-25	—
FT Vest U.S. Equity Uncapped Accelerator ETF - October	31-Oct-25	1,846,920
FT Vest U.S. Equity Dual Directional Buffer ETF - November	30-Nov-25	—
FT Vest Emerging Markets Buffer ETF - December	31-Dec-25	228,634
FT Vest U.S. Equity Equal Weight Buffer ETF - December	31-Dec-25	606,474
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	31-Oct-25	4,936,044
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	30-Nov-25	3,138,429
FT Vest Laddered Emerging Markets Buffer ETF	31-May-26	—
FT Vest Laddered U.S. Equity Equal Weight Buffer ETF	31-May-26	—
FT Vest Laddered U.S. Equity Uncapped Accelerator ETF	31-May-26	—
Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At each Fund’s applicable taxable year end, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Taxable Year End	Qualified Late Year Losses
		Ordinary Losses	Capital Losses
FT Vest U.S. Equity Uncapped Accelerator ETF - January	31-Jan-26	$4,938	$—
FT Vest Emerging Markets Buffer ETF - March	31-Mar-26	6,021	—
FT Vest U.S. Equity Equal Weight Buffer ETF - March	31-Mar-26	14,059	—
FT Vest U.S. Equity Uncapped Accelerator ETF - April	30-Apr-26	20,617	—
FT Vest U.S. Equity Equal Weight Buffer ETF - June	30-Jun-25	108,002	—
FT Vest Emerging Markets Buffer ETF - September	30-Sep-25	14,085	—
FT Vest U.S. Equity Equal Weight Buffer ETF - September	30-Sep-25	145,822	—
FT Vest U.S. Equity Uncapped Accelerator ETF - October	31-Oct-25	157,373	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
	Taxable Year End	Qualified Late Year Losses
		Ordinary Losses	Capital Losses
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	31-Oct-25	$223,002	$—
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	30-Nov-25	312,122	—

In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For each Fund’s applicable taxable period, the adjustments were as follows:

	Taxable Year End	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
FT Vest U.S. Equity Buffer & Digital Return ETF - January	31-Jan-26	$541	$—	$(541)
FT Vest U.S. Equity Uncapped Accelerator ETF - January	31-Jan-26	32,927	(1,285,864)	1,252,937
FT Vest U.S. Equity Dual Directional Buffer ETF - February	28-Feb-26	4,138	—	(4,138)
FT Vest Emerging Markets Buffer ETF - March	31-Mar-26	19,197	(792,179)	772,982
FT Vest U.S. Equity Equal Weight Buffer ETF - March	31-Mar-26	41,350	(1,462,915)	1,421,565
FT Vest U.S. Equity Buffer & Digital Return ETF - April	30-Apr-26	665	—	(665)
FT Vest U.S. Equity Uncapped Accelerator ETF - April	30-Apr-26	44,245	(3,301,470)	3,257,225
FT Vest U.S. Equity Dual Directional Buffer ETF - May	31-May-26	4,687	—	(4,687)
FT Vest Emerging Markets Buffer ETF - June	30-Jun-25	201	—	(201)
FT Vest U.S. Equity Equal Weight Buffer ETF - June	30-Jun-25	104,756	(2,993,105)	2,888,349
FT Vest U.S. Equity Uncapped Accelerator ETF - July	31-Jul-25	1,030	—	(1,030)
FT Vest U.S. Equity Dual Directional Buffer ETF - August	31-Aug-25	—	—	—
FT Vest Emerging Markets Buffer ETF - September	30-Sep-25	4,329	(451,830)	447,501
FT Vest U.S. Equity Equal Weight Buffer ETF - September	30-Sep-25	34,700	(1,535,616)	1,500,916
FT Vest U.S. Equity Buffer & Digital Return ETF - October	31-Oct-25	408	—	(408)
FT Vest U.S. Equity Uncapped Accelerator ETF - October	31-Oct-25	9,172	(6,702,920)	6,693,748
FT Vest U.S. Equity Dual Directional Buffer ETF - November	30-Nov-25	345	—	(345)
FT Vest Emerging Markets Buffer ETF - December	31-Dec-25	61,342	(1,622,357)	1,561,015
FT Vest U.S. Equity Equal Weight Buffer ETF - December	31-Dec-25	141,549	(1,980,599)	1,839,050
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	31-Oct-25	23,389	(7,747,374)	7,723,985
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	30-Nov-25	1,760	(8,302,966)	8,301,206
FT Vest Laddered Emerging Markets Buffer ETF	31-May-26	156	—	(156)
FT Vest Laddered U.S. Equity Equal Weight Buffer ETF	31-May-26	151	—	(151)
FT Vest Laddered U.S. Equity Uncapped Accelerator ETF	31-May-26	164	—	(164)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
As of May 31, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Buffer & Digital Return ETF - January	$4,555,848	$1,686,187	$(1,516,106)	$170,081
FT Vest U.S. Equity Uncapped Accelerator ETF - January	12,283,242	1,928,990	(717,411)	1,211,579
FT Vest U.S. Equity Dual Directional Buffer ETF - February	62,263,173	14,189,553	(11,442,557)	2,746,996
FT Vest Emerging Markets Buffer ETF - March	7,700,373	942,623	(838,905)	103,718
FT Vest U.S. Equity Equal Weight Buffer ETF - March	10,063,730	902,307	(452,164)	450,143
FT Vest U.S. Equity Buffer & Digital Return ETF - April	5,993,489	1,166,393	(1,077,137)	89,256
FT Vest U.S. Equity Uncapped Accelerator ETF - April	8,129,644	927,986	(348,984)	579,002
FT Vest U.S. Equity Dual Directional Buffer ETF - May	38,719,029	977,913	(753,377)	224,536
FT Vest Emerging Markets Buffer ETF - June	2,029,121	948,644	(621,814)	326,830
FT Vest U.S. Equity Equal Weight Buffer ETF - June	16,614,707	2,804,439	(1,079,456)	1,724,983
FT Vest U.S. Equity Uncapped Accelerator ETF - July	4,609,486	1,482,993	(548,220)	934,773
FT Vest U.S. Equity Dual Directional Buffer ETF - August	15,712,927	4,004,021	(3,235,211)	768,810
FT Vest Emerging Markets Buffer ETF - September	15,566,873	4,046,045	(2,792,169)	1,253,876
FT Vest U.S. Equity Equal Weight Buffer ETF - September	35,931,402	3,441,409	(1,726,312)	1,715,097
FT Vest U.S. Equity Buffer & Digital Return ETF - October	4,598,712	2,480,198	(2,223,062)	257,136
FT Vest U.S. Equity Uncapped Accelerator ETF - October	19,332,067	3,818,652	(1,292,140)	2,526,512
FT Vest U.S. Equity Dual Directional Buffer ETF - November	19,061,932	4,021,767	(3,361,545)	660,222
FT Vest Emerging Markets Buffer ETF - December	11,292,733	589,490	(1,414,652)	(825,162)
FT Vest U.S. Equity Equal Weight Buffer ETF - December	64,269,486	5,275,811	(2,479,413)	2,796,398
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	139,901,927	10,144,320	(6,174,751)	3,969,569
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	64,907,175	792,369	(442,537)	349,832
FT Vest Laddered Emerging Markets Buffer ETF	1,002,937	69,188	—	69,188
FT Vest Laddered U.S. Equity Equal Weight Buffer ETF	998,834	50,083	—	50,083
FT Vest Laddered U.S. Equity Uncapped Accelerator ETF	1,008,051	167,558	—	167,558
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. In addition, BUFE, BFEW and BFXU incur a pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”). The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses. The annual unitary management fee payable by each Fund, with the exception of TMAR, TJUN, TSEP, TDEC, BUFE, BFEW and BFXU, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
For TMAR, TJUN, TSEP and TDEC, the annual unitary management fee payable by the Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
For BUFE, BFEW and BFXU, the annual unitary management fee payable by the Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.1000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.0975%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.0950%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.0925%
Fund net assets greater than $10 billion up to and including $15 billion	0.0900%
Fund net assets greater than $15 billion	0.0850%
First Trust and Vest Financial LLC (“Vest”), an affiliate of First Trust, are responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal period ended May 31, 2026, the Funds had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund, except BUFE, BFEW and BFXU, holds options for a target outcome period based on the expiration date of the options. For securities transactions purposes, the options are considered short-term investments.
For the fiscal period ended May 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest U.S. Equity Buffer & Digital Return ETF - January	$3,009,275	$—
FT Vest U.S. Equity Uncapped Accelerator ETF - January	1,653,415	10,230,882
FT Vest U.S. Equity Dual Directional Buffer ETF - February	26,807,354	3,051,841
FT Vest Emerging Markets Buffer ETF - March	3,752,946	10,502,496
FT Vest U.S. Equity Equal Weight Buffer ETF - March	2,184,899	8,950,759
FT Vest U.S. Equity Buffer & Digital Return ETF - April	1,487,824	—
FT Vest U.S. Equity Uncapped Accelerator ETF - April	7,744,564	9,734,397
FT Vest U.S. Equity Dual Directional Buffer ETF - May	—	—
FT Vest Emerging Markets Buffer ETF - June	1,031,279	—
FT Vest U.S. Equity Equal Weight Buffer ETF - June	30,665,527	45,766,242
FT Vest U.S. Equity Uncapped Accelerator ETF - July	—	4,849,048
FT Vest U.S. Equity Dual Directional Buffer ETF - August	13,653,686	8,082,269
FT Vest Emerging Markets Buffer ETF - September	17,267,128	12,977,089
FT Vest U.S. Equity Equal Weight Buffer ETF - September	2,139,572	39,266,902
FT Vest U.S. Equity Buffer & Digital Return ETF - October	1,526,886	—
FT Vest U.S. Equity Uncapped Accelerator ETF - October	40,994,982	72,558,370
FT Vest U.S. Equity Dual Directional Buffer ETF - November	7,726,384	3,180,765
FT Vest Emerging Markets Buffer ETF - December	7,146,713	59,108,920
FT Vest U.S. Equity Equal Weight Buffer ETF - December	59,235,245	42,891,991
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	101,344,994	130,985,617
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	146,098,579	341,182,438
FT Vest Laddered Emerging Markets Buffer ETF	1,002,795	—
FT Vest Laddered U.S. Equity Equal Weight Buffer ETF	998,719	—
FT Vest Laddered U.S. Equity Uncapped Accelerator ETF	1,007,889	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at May 31, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
DGJA
Options contracts	Equity Risk	Options contracts purchased, at value	$8,866,321	Options contracts written, at value	$4,182,399
UXJA
Options contracts	Equity Risk	Options contracts purchased, at value	14,944,199	Options contracts written, at value	1,697,513
DLFE
Options contracts	Equity Risk	Options contracts purchased, at value	74,138,925	Options contracts written, at value	9,737,460
TMAR
Options contracts	Equity Risk	Options contracts purchased, at value	8,700,615	Options contracts written, at value	983,700
RSMR
Options contracts	Equity Risk	Options contracts purchased, at value	10,912,219	Options contracts written, at value	493,870
DGAP
Options contracts	Equity Risk	Options contracts purchased, at value	11,504,439	Options contracts written, at value	5,490,164
UXAP
Options contracts	Equity Risk	Options contracts purchased, at value	9,554,790	Options contracts written, at value	1,067,819
DLMY
Options contracts	Equity Risk	Options contracts purchased, at value	46,203,971	Options contracts written, at value	7,697,617
TJUN
Options contracts	Equity Risk	Options contracts purchased, at value	2,924,817	Options contracts written, at value	577,597
RSJN
Options contracts	Equity Risk	Options contracts purchased, at value	18,719,535	Options contracts written, at value	440,763
UXJL
Options contracts	Equity Risk	Options contracts purchased, at value	6,418,983	Options contracts written, at value	947,390
DLAG
Options contracts	Equity Risk	Options contracts purchased, at value	17,517,586	Options contracts written, at value	1,133,757
TSEP
Options contracts	Equity Risk	Options contracts purchased, at value	19,397,948	Options contracts written, at value	2,683,843
RSSE
Options contracts	Equity Risk	Options contracts purchased, at value	38,280,508	Options contracts written, at value	855,025

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
DGOC
Options contracts	Equity Risk	Options contracts purchased, at value	$9,678,485	Options contracts written, at value	$4,855,245
UXOC
Options contracts	Equity Risk	Options contracts purchased, at value	24,576,770	Options contracts written, at value	3,070,277
DLNV
Options contracts	Equity Risk	Options contracts purchased, at value	21,624,346	Options contracts written, at value	2,043,865
TDEC
Options contracts	Equity Risk	Options contracts purchased, at value	12,156,144	Options contracts written, at value	1,777,580
RSDE
Options contracts	Equity Risk	Options contracts purchased, at value	68,953,228	Options contracts written, at value	2,451,933
DHDG
Options contracts	Equity Risk	Options contracts purchased, at value	147,860,359	Options contracts written, at value	5,419,903
FHDG
Options contracts	Equity Risk	Options contracts purchased, at value	66,260,959	Options contracts written, at value	1,733,420
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended May 31, 2026, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	DGJA	UXJA	DLFE	TMAR	RSMR
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$—	$1,233,963	$158,363	$1,014,252	$605,481
Written options contracts	—	(381,045)	349,645	(42,149)	332,430
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	1,454,761	2,018,313	(2,473,604)	642,261	293,676
Written options contracts	(1,284,680)	(758,736)	5,220,600	(478,224)	(84,157)

Statements of Operations Location	DGAP	UXAP	DLMY	TJUN	RSJN
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$—	$4,218,870	$—	$—	$953,748
Written options contracts	—	(1,667,752)	—	—	667,415
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	1,018,586	(104,435)	(230,774)	825,673	1,838,346
Written options contracts	(929,330)	46,929	455,310	(498,843)	(398,248)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026

Statements of Operations Location	UXJL	DLAG	TSEP	RSSE	DGOC
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$537,020	$(38,414)	$887,435	$1,001,840	$—
Written options contracts	(116,150)	946,673	(75,979)	987,801	—
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	1,482,993	(771,469)	3,319,099	2,318,554	2,149,094
Written options contracts	(548,220)	1,540,279	(2,020,157)	(223,341)	(1,891,958)

Statements of Operations Location	UXOC	DLNV	TDEC	RSDE	DHDG
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$8,615,907	$203,668	$3,231,438	$1,563,261	$8,695,465
Written options contracts	(2,722,432)	440,854	(269,453)	846,230	(743,191)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	3,736,283	(587,181)	61,559	2,821,894	4,642,943
Written options contracts	(1,449,256)	1,247,403	(1,340,690)	(135,942)	(1,865,631)

Statements of Operations Location	FHDG
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$6,344,459
Written options contracts	3,811,596
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	430,546
Written options contracts	(60,585)
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the period ended May 31, 2026, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
DGJA	$7,411,560	$—	$2,897,719	$—
UXJA	26,401,836	18,038,439	2,433,551	1,752,924
DLFE	80,093,585	3,481,056	15,895,283	937,223
TMAR	18,865,506	12,878,229	1,440,658	1,024,504
RSMR	19,342,167	15,013,877	597,800	433,121
DGAP	10,485,853	—	4,560,834	—
UXAP	18,161,385	17,954,229	2,508,852	2,711,209
DLMY	46,434,745	—	8,152,927	—
TJUN	2,099,144	—	78,754	—
RSJN	62,472,383	71,106,502	1,331,588	1,299,644
UXJL	9,786,523	4,850,533	821,525	422,355
DLAG	27,037,258	8,748,203	4,248,224	1,574,188

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
TSEP	$29,215,315	$15,222,006	$1,385,061	$745,090
RSSE	76,623,688	61,820,267	1,785,915	1,432,860
DGOC	7,529,391	—	2,963,287	—
UXOC	127,614,432	124,118,915	11,611,146	10,919,605
DLNV	25,570,664	3,359,137	4,114,157	822,889
TDEC	61,611,082	63,418,403	4,976,401	4,879,844
RSDE	103,177,846	56,651,465	3,474,487	1,646,387
DHDG	433,085,572	320,021,183	8,907,047	7,406,563
FHDG	601,612,166	556,178,210	12,701,865	11,471,469
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before June 13, 2027 for TJUN, July 11, 2027 for UXJL, September 18, 2027 for DLFE, DLMY, DLAG and DLNV, September 30, 2027 for UXJA, TMAR, RSMR, UXAP, RSJN, TSEP, RSSE, UXOC, TDEC, RSDE, DHDG and FHDG, October 9, 2027 for DGJA, DGAP and DGOC, and March 30, 2028 for BUFE, BFEW, and BFXU.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
As of June 22, 2026, the investment objective of TJUN changed to include an upside cap of 38.56% and an Outcome Period of June 22, 2026 through June 17, 2027.
As of June 22, 2026, the investment objective of RSJN changed to include an upside cap of 15.28% and an Outcome Period of June 22, 2026 through June 17, 2027.
As of July 20, 2026, the investment objective of UXJL changed to seek to outperform the positive price return of Underlying SPDR ETF if the Underlying SPDR ETF experiences at least 2% of positive price returns over the period from July 20, 2026 through July 16, 2027.
As of July 20, 2026, the investment objective of DHDG changed to include an upside cap of 4.30% and an Outcome Period of July 20, 2026 through October 16, 2026.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VIII:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Exchange-Traded Fund VIII (the “Trust”), comprised of FT Vest U.S. Equity Buffer & Digital Return ETF - January, FT Vest U.S. Equity Uncapped Accelerator ETF - January, FT Vest U.S. Equity Dual Directional Buffer ETF - February, FT Vest Emerging Markets Buffer ETF - March, FT Vest U.S. Equity Equal Weight Buffer ETF - March, FT Vest U.S. Equity Buffer & Digital Return ETF - April, FT Vest U.S. Equity Uncapped Accelerator ETF - April, FT Vest U.S. Equity Dual Directional Buffer ETF - May, FT Vest Emerging Markets Buffer ETF - June, FT Vest U.S. Equity Equal Weight Buffer ETF - June, FT Vest U.S. Equity Uncapped Accelerator ETF - July, FT Vest U.S. Equity Dual Directional Buffer ETF - August, FT Vest Emerging Markets Buffer ETF - September, FT Vest U.S. Equity Equal Weight Buffer ETF - September, FT Vest U.S. Equity Buffer & Digital Return ETF - October, FT Vest U.S. Equity Uncapped Accelerator ETF - October, FT Vest U.S. Equity Dual Directional Buffer ETF - November, FT Vest Emerging Markets Buffer ETF - December, FT Vest U.S. Equity Equal Weight Buffer ETF - December, FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF, FT Vest U.S. Equity Quarterly Dynamic Buffer ETF, FT Vest Laddered Emerging Markets Buffer ETF, FT Vest Laddered U.S. Equity Equal Weight Buffer ETF, and FT Vest Laddered U.S. Equity Uncapped Accelerator ETF (collectively, the “Funds”), including the portfolios of investments, as of May 31, 2026, the related statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds as listed above constituting the First Trust Exchange-Traded Fund VIII as of May 31, 2026, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
FT Vest U.S. Equity Buffer & Digital Return ETF - January	For the period from January 16, 2026 (commencement of investment operations) through May 31, 2026
FT Vest U.S. Equity Uncapped Accelerator ETF - January	For the year ended May 31, 2026	For year ended May 31, 2026, and for the period from January 17, 2025 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Dual Directional Buffer ETF - February	For the period from February 20, 2026 (commencement of investment operations) through May 31, 2026
FT Vest Emerging Markets Buffer ETF - March	For the year ended May 31, 2026	For the year ended May 31, 2026, and for the period from March 21, 2025 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Equal Weight Buffer ETF - March
FT Vest U.S. Equity Buffer & Digital Return ETF - April	For the period from April 17, 2026 (commencement of investment operations) through May 31, 2026
FT Vest U.S. Equity Uncapped Accelerator ETF - April	For the year ended May 31, 2026	For the year ended May 31, 2026, and the period from April 17, 2025 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Dual Directional Buffer ETF - May	For the period from May 15, 2026 (commencement of investment operations) through May 31, 2026
FT Vest Emerging Markets Buffer ETF - June	For the period from June 20, 2025 (commencement of investment operations) through May 31, 2026
FT Vest U.S. Equity Equal Weight Buffer ETF - June	For the year ended May 31, 2026	For the year ended May 31, 2026, and for the period from June 21, 2024 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Uncapped Accelerator ETF - July	For the period from July 18, 2025 (commencement of investment operations) through May 31, 2026
FT Vest U.S. Equity Dual Directional Buffer ETF - August	For the period from September 19, 2025 (commencement of investment operations) through May 31, 2026

Report of Independent Registered Public Accounting Firm (Continued)
Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
FT Vest Emerging Market Buffer ETF - September	For the year ended May 31, 2026	For the year ended May 31, 2026, and for the period from September 20, 2024 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Equal Weight Buffer ETF - September
FT Vest U.S. Equity Buffer & Digital Return ETF - October	For the period from October 17, 2025 (commencement of investment operations) through May 31, 2026
FT Vest U.S. Equity Uncapped Accelerator ETF - October	For the year ended May 31, 2026	For the year ended May 31, 2026, and for the period from October 18, 2024 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Dual Directional Buffer ETF - November	For the period from November 21, 2025 (commencement of investment operations) through May 31, 2026
FT Vest Emerging Markets Buffer ETF - December	For the year ended May 31, 2026	For the year ended May 31, 2026, and for the period from December 20, 2024 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Equal Weight Buffer ETF - December
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	For the year ended May 31, 2026	For the year ended May 31, 2026, and for the period from October 18, 2024 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	For the year ended May 31, 2026	For the year ended May 31, 2026, and for the period from November 15, 2024 (commencement of investment operations) through May 31, 2025
FT Vest Laddered Emerging Markets Buffer ETF	For the period from April 7, 2026 (commencement of investment operations) through May 31, 2026
FT Vest Laddered U.S. Equity Equal Weight Buffer ETF
FT Vest Laddered U.S. Equity Uncapped Accelerator ETF
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Report of Independent Registered Public Accounting Firm (Continued)
/s/ Deloitte & Touche, LLP
Chicago, Illinois
July 21, 2026
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund VIII
May 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the period ended May 31, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VIII (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	931,952,816 5,974,259
Thomas J. Driscoll** Votes For Votes Withheld	931,990,349 5,936,726
Richard E. Erickson* Votes For Votes Withheld	931,309,705 6,617,370
Thomas R. Kadlec* Votes For Votes Withheld	931,262,372 6,664,703
Denise M. Keefe*** Votes For Votes Withheld	932,234,496 5,692,579
Robert F. Keith* Votes For Votes Withheld	931,417,790 6,509,285
Niel B. Nielson* Votes For Votes Withheld	931,068,296 6,858,779
Bronwyn Wright*** Votes For Votes Withheld	841,558,465 96,368,610

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.
Federal Tax Information
There were no distributions made by any Fund during their applicable taxable period; therefore, no analysis for the corporate dividends received deduction and qualified dividend income was completed.

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026 (Unaudited)
Disclaimers
The Funds are not sponsored, endorsed, sold or promoted by Invesco S&P 500® Equal Weight ETF, Invesco, State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the Invesco S&P 500® Equal Weight ETF Trust or State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.
The Funds are not sponsored, endorsed, sold or promoted by iShares MSCI Emerging Markets ETF, BFA, MSCI Inc. or their affiliates. iShares MSCI Emerging Markets ETF, BFA, MSCI Inc. or their affiliates have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. iShares MSCI Emerging Markets ETF, BFA, MSCI Inc. or their affiliates make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. iShares MSCI Emerging Markets ETF, BFA, MSCI Inc. or their affiliates have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.

Annual Financial Statements and Other Information
For the Period Ended May 31, 2026

First Trust Exchange-Traded Fund VIII

FT Vest U.S. Equity Max Buffer ETF - January (JANM)
FT Vest U.S. Equity Max Buffer ETF - February (FEBM)
FT Vest U.S. Equity Max Buffer ETF - March (MARM)
FT Vest U.S. Equity Max Buffer ETF - April (APXM)
FT Vest U.S. Equity Max Buffer ETF - May (MAYM)
FT Vest U.S. Equity Max Buffer ETF - June (JUNM)
FT Vest U.S. Equity Max Buffer ETF - July (JULM)
FT Vest U.S. Equity Max Buffer ETF - August (AUGM)
FT Vest U.S. Equity Max Buffer ETF - September (SEPM)
FT Vest U.S. Equity Max Buffer ETF - October (OCTM)
FT Vest U.S. Equity Max Buffer ETF - November (NOVM)
FT Vest U.S. Equity Max Buffer ETF - December (DECM)
FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)
FT Vest Laddered Max Buffer ETF (BUFH)

Table of Contents
First Trust Exchange-Traded Fund VIII
Annual Financial Statements and Other Information
May 31, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest U.S. Equity Max Buffer ETF - January (JANM)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
320,038	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$320,038
	(Cost $320,038)
	Total Investments — 0.9%	320,038
	(Cost $320,038)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.8%
	Call Options Purchased — 105.3%
514	State Street® SPDR® S&P 500® ETF Trust	$38,883,072	$6.90	01/15/27	38,271,258
	(Cost $34,765,966)
	Put Options Purchased — 2.5%
514	State Street® SPDR® S&P 500® ETF Trust	38,883,072	691.64	01/15/27	916,446
	(Cost $2,128,589)
	Total Purchased Options				39,187,704
	(Cost $36,894,555)
WRITTEN OPTIONS — (8.6)%
	Call Options Written — (8.4)%
(514)	State Street® SPDR® S&P 500® ETF Trust	(38,883,072)	740.08	01/15/27	(3,040,829)
	(Premiums received $1,446,659)
	Put Options Written — (0.2)%
(514)	State Street® SPDR® S&P 500® ETF Trust	(38,883,072)	375.23	01/15/27	(71,384)
	(Premiums received $148,831)
	Total Written Options				(3,112,213)
	(Premiums received $1,595,490)
	Net Other Assets and Liabilities — (0.1)%				(25,599)
	Net Assets — 100.0%				$36,369,930

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$320,038	$320,038	$—	$—
Purchased Options	39,187,704	—	39,187,704	—
Total	$39,507,742	$320,038	$39,187,704	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,112,213)	$—	$(3,112,213)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - February (FEBM)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
471,870	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$471,870
	(Cost $471,870)
	Total Investments — 1.0%	471,870
	(Cost $471,870)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.8%
	Call Options Purchased — 106.0%
677	State Street® SPDR® S&P 500® ETF Trust	$51,213,696	$6.87	02/19/27	50,437,454
	(Cost $45,790,234)
	Put Options Purchased — 2.8%
677	State Street® SPDR® S&P 500® ETF Trust	51,213,696	689.41	02/19/27	1,329,811
	(Cost $2,904,450)
	Total Purchased Options				51,767,265
	(Cost $48,694,684)
WRITTEN OPTIONS — (9.7)%
	Call Options Written — (9.5)%
(677)	State Street® SPDR® S&P 500® ETF Trust	(51,213,696)	737.69	02/19/27	(4,501,759)
	(Premiums received $2,170,689)
	Put Options Written — (0.2)%
(677)	State Street® SPDR® S&P 500® ETF Trust	(51,213,696)	363.47	02/19/27	(104,711)
	(Premiums received $193,204)
	Total Written Options				(4,606,470)
	(Premiums received $2,363,893)
	Net Other Assets and Liabilities — (0.1)%				(34,814)
	Net Assets — 100.0%				$47,597,851

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$471,870	$471,870	$—	$—
Purchased Options	51,767,265	—	51,767,265	—
Total	$52,239,135	$471,870	$51,767,265	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,606,470)	$—	$(4,606,470)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - March (MARM)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
1,049,510	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$1,049,510
	(Cost $1,049,510)
	Total Investments — 1.0%	1,049,510
	(Cost $1,049,510)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 114.5%
	Call Options Purchased — 112.2%
1,620	State Street® SPDR® S&P 500® ETF Trust	$122,549,760	$6.47	03/19/27	120,526,736
	(Cost $102,837,505)
	Put Options Purchased — 2.3%
1,620	State Street® SPDR® S&P 500® ETF Trust	122,549,760	648.55	03/19/27	2,517,367
	(Cost $7,003,565)
	Total Purchased Options				123,044,103
	(Cost $109,841,070)
WRITTEN OPTIONS — (15.4)%
	Call Options Written — (15.4)%
(1,620)	State Street® SPDR® S&P 500® ETF Trust	(122,549,760)	693.97	03/19/27	(16,560,483)
	(Premiums received $5,621,726)
	Put Options Written — (0.0)%
(1,620)	State Street® SPDR® S&P 500® ETF Trust	(122,549,760)	143.85	03/19/27	(39,382)
	(Premiums received $245,326)
	Total Written Options				(16,599,865)
	(Premiums received $5,867,052)
	Net Other Assets and Liabilities — (0.1)%				(74,712)
	Net Assets — 100.0%				$107,419,036

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,049,510	$1,049,510	$—	$—
Purchased Options	123,044,103	—	123,044,103	—
Total	$124,093,613	$1,049,510	$123,044,103	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(16,599,865)	$—	$(16,599,865)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - April (APXM)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
205,957	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$205,957
	(Cost $205,957)
	Total Investments — 1.2%	205,957
	(Cost $205,957)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.4%
	Call Options Purchased — 103.6%
254	State Street® SPDR® S&P 500® ETF Trust	$19,214,592	$7.08	04/16/27	18,884,895
	(Cost $17,847,939)
	Put Options Purchased — 3.8%
254	State Street® SPDR® S&P 500® ETF Trust	19,214,592	710.12	04/16/27	692,086
	(Cost $1,018,375)
	Total Purchased Options				19,576,981
	(Cost $18,866,314)
WRITTEN OPTIONS — (8.5)%
	Call Options Written — (8.2)%
(254)	State Street® SPDR® S&P 500® ETF Trust	(19,214,592)	759.85	04/16/27	(1,500,591)
	(Premiums received $949,584)
	Put Options Written — (0.3)%
(254)	State Street® SPDR® S&P 500® ETF Trust	(19,214,592)	354.43	04/16/27	(47,638)
	(Premiums received $64,774)
	Total Written Options				(1,548,229)
	(Premiums received $1,014,358)
	Net Other Assets and Liabilities — (0.1)%				(11,594)
	Net Assets — 100.0%				$18,223,115

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$205,957	$205,957	$—	$—
Purchased Options	19,576,981	—	19,576,981	—
Total	$19,782,938	$205,957	$19,576,981	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,548,229)	$—	$(1,548,229)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - May (MAYM)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 1.3%
467,316	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$467,316
	(Cost $467,316)
	Total Investments — 1.3%	467,316
	(Cost $467,316)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.0%
	Call Options Purchased — 100.1%
477	State Street® SPDR® S&P 500® ETF Trust	$36,084,096	$7.37	05/21/27	35,468,528
	(Cost $34,671,994)
	Put Options Purchased — 4.9%
477	State Street® SPDR® S&P 500® ETF Trust	36,084,096	739.15	05/21/27	1,727,823
	(Cost $2,040,697)
	Total Purchased Options				37,196,351
	(Cost $36,712,691)
WRITTEN OPTIONS — (6.2)%
	Call Options Written — (6.2)%
(477)	State Street® SPDR® S&P 500® ETF Trust	(36,084,096)	790.91	05/21/27	(2,193,938)
	(Premiums received $1,841,891)
	Net Other Assets and Liabilities — (0.1)%				(52,642)
	Net Assets — 100.0%				$35,417,087

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$467,316	$467,316	$—	$—
Purchased Options	37,196,351	—	37,196,351	—
Total	$37,663,667	$467,316	$37,196,351	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,193,938)	$—	$(2,193,938)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - June (JUNM)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
196,364	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$196,364
	(Cost $196,364)
	Total Investments — 0.3%	196,364
	(Cost $196,364)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 118.9%
	Call Options Purchased — 118.9%
1,000	State Street® SPDR® S&P 500® ETF Trust	$75,648,000	$5.92	06/18/26	74,867,940
	(Cost $58,869,445)
	Put Options Purchased — 0.0%
1,000	State Street® SPDR® S&P 500® ETF Trust	75,648,000	594.26	06/18/26	12,040
	(Cost $3,277,636)
	Total Purchased Options				74,879,980
	(Cost $62,147,081)
WRITTEN OPTIONS — (19.1)%
	Call Options Written — (19.1)%
(1,000)	State Street® SPDR® S&P 500® ETF Trust	(75,648,000)	635.88	06/18/26	(12,039,470)
	(Premiums received $2,829,399)
	Put Options Written — (0.0)%
(1,000)	State Street® SPDR® S&P 500® ETF Trust	(75,648,000)	198.91	06/18/26	(410)
	(Premiums received $80,809)
	Total Written Options				(12,039,880)
	(Premiums received $2,910,208)
	Net Other Assets and Liabilities — (0.1)%				(43,058)
	Net Assets — 100.0%				$62,993,406

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$196,364	$196,364	$—	$—
Purchased Options	74,879,980	—	74,879,980	—
Total	$75,076,344	$196,364	$74,879,980	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(12,039,880)	$—	$(12,039,880)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - July (JULM)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
100,336	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$100,336
	(Cost $100,336)
	Total Investments — 0.4%	100,336
	(Cost $100,336)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 113.1%
	Call Options Purchased — 112.9%
377	State Street® SPDR® S&P 500® ETF Trust	$28,519,296	$6.26	07/17/26	28,225,281
	(Cost $23,482,104)
	Put Options Purchased — 0.2%
377	State Street® SPDR® S&P 500® ETF Trust	28,519,296	627.56	07/17/26	33,595
	(Cost $1,259,203)
	Total Purchased Options				28,258,876
	(Cost $24,741,307)
WRITTEN OPTIONS — (13.4)%
	Call Options Written — (13.4)%
(377)	State Street® SPDR® S&P 500® ETF Trust	(28,519,296)	671.51	07/17/26	(3,347,685)
	(Premiums received $985,469)
	Put Options Written — (0.0)%
(377)	State Street® SPDR® S&P 500® ETF Trust	(28,519,296)	210.24	07/17/26	(1,346)
	(Premiums received $50,405)
	Total Written Options				(3,349,031)
	(Premiums received $1,035,874)
	Net Other Assets and Liabilities — (0.1)%				(17,232)
	Net Assets — 100.0%				$24,992,949

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$100,336	$100,336	$—	$—
Purchased Options	28,258,876	—	28,258,876	—
Total	$28,359,212	$100,336	$28,258,876	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,349,031)	$—	$(3,349,031)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - August (AUGM)
Portfolio of Investments
May 31, 2026

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 111.1%
	Call Options Purchased — 110.7%
478	State Street® SPDR® S&P 500® ETF Trust	$36,159,744	$6.41	08/21/26	$35,787,119
	(Cost $30,390,215)
	Put Options Purchased — 0.4%
478	State Street® SPDR® S&P 500® ETF Trust	36,159,744	643.42	08/21/26	138,357
	(Cost $1,590,621)
	Total Purchased Options				35,925,476
	(Cost $31,980,836)
WRITTEN OPTIONS — (11.6)%
	Call Options Written — (11.6)%
(478)	State Street® SPDR® S&P 500® ETF Trust	(36,159,744)	688.48	08/21/26	(3,745,818)
	(Premiums received $1,236,561)
	Put Options Written — (0.0)%
(478)	State Street® SPDR® S&P 500® ETF Trust	(36,159,744)	257.38	08/21/26	(4,718)
	(Premiums received $69,775)
	Total Written Options				(3,750,536)
	(Premiums received $1,306,336)
	Net Other Assets and Liabilities — 0.5%				155,502
	Net Assets — 100.0%				$32,330,442

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$35,925,476	$—	$35,925,476	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,750,536)	$—	$(3,750,536)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - September (SEPM)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
190,785	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$190,785
	(Cost $190,785)
	Total Investments — 0.6%	190,785
	(Cost $190,785)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.6%
	Call Options Purchased — 107.7%
449	State Street® SPDR® S&P 500® ETF Trust	$33,965,952	$6.62	09/18/26	33,523,611
	(Cost $29,405,461)
	Put Options Purchased — 0.9%
449	State Street® SPDR® S&P 500® ETF Trust	33,965,952	663.68	09/18/26	267,420
	(Cost $1,553,869)
	Total Purchased Options				33,791,031
	(Cost $30,959,330)
WRITTEN OPTIONS — (9.1)%
	Call Options Written — (9.1)%
(449)	State Street® SPDR® S&P 500® ETF Trust	(33,965,952)	710.16	09/18/26	(2,820,542)
	(Premiums received $1,246,749)
	Put Options Written — (0.0)%
(449)	State Street® SPDR® S&P 500® ETF Trust	(33,965,952)	349.44	09/18/26	(14,130)
	(Premiums received $91,742)
	Total Written Options				(2,834,672)
	(Premiums received $1,338,491)
	Net Other Assets and Liabilities — (0.1)%				(22,422)
	Net Assets — 100.0%				$31,124,722

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$190,785	$190,785	$—	$—
Purchased Options	33,791,031	—	33,791,031	—
Total	$33,981,816	$190,785	$33,791,031	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,834,672)	$—	$(2,834,672)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - October (OCTM)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
192,294	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$192,294
	(Cost $192,294)
	Total Investments — 0.6%	192,294
	(Cost $192,294)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 109.3%
	Call Options Purchased — 108.1%
462	State Street® SPDR® S&P 500® ETF Trust	$34,949,376	$6.62	10/16/26	34,486,101
	(Cost $30,241,793)
	Put Options Purchased — 1.2%
462	State Street® SPDR® S&P 500® ETF Trust	34,949,376	664.37	10/16/26	366,389
	(Cost $1,715,376)
	Total Purchased Options				34,852,490
	(Cost $31,957,169)
WRITTEN OPTIONS — (9.8)%
	Call Options Written — (9.7)%
(462)	State Street® SPDR® S&P 500® ETF Trust	(34,949,376)	710.90	10/16/26	(3,095,127)
	(Premiums received $1,454,048)
	Put Options Written — (0.1)%
(462)	State Street® SPDR® S&P 500® ETF Trust	(34,949,376)	373.85	10/16/26	(28,057)
	(Premiums received $115,443)
	Total Written Options				(3,123,184)
	(Premiums received $1,569,491)
	Net Other Assets and Liabilities — (0.1)%				(22,176)
	Net Assets — 100.0%				$31,899,424

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$192,294	$192,294	$—	$—
Purchased Options	34,852,490	—	34,852,490	—
Total	$35,044,784	$192,294	$34,852,490	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,123,184)	$—	$(3,123,184)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - November (NOVM)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
190,543	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$190,543
	(Cost $190,543)
	Total Investments — 0.7%	190,543
	(Cost $190,543)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.8%
	Call Options Purchased — 109.4%
407	State Street® SPDR® S&P 500® ETF Trust	$30,788,736	$6.57	11/20/26	30,378,753
	(Cost $26,652,569)
	Put Options Purchased — 1.4%
407	State Street® SPDR® S&P 500® ETF Trust	30,788,736	659.01	11/20/26	399,710
	(Cost $1,541,740)
	Total Purchased Options				30,778,463
	(Cost $28,194,309)
WRITTEN OPTIONS — (11.4)%
	Call Options Written — (11.4)%
(407)	State Street® SPDR® S&P 500® ETF Trust	(30,788,736)	705.16	11/20/26	(3,162,361)
	(Premiums received $1,516,319)
	Put Options Written — (0.0)%
(407)	State Street® SPDR® S&P 500® ETF Trust	(30,788,736)	277.12	11/20/26	(15,910)
	(Premiums received $45,557)
	Total Written Options				(3,178,271)
	(Premiums received $1,561,876)
	Net Other Assets and Liabilities — (0.1)%				(19,067)
	Net Assets — 100.0%				$27,771,668

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$190,543	$190,543	$—	$—
Purchased Options	30,778,463	—	30,778,463	—
Total	$30,969,006	$190,543	$30,778,463	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,178,271)	$—	$(3,178,271)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - December (DECM)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
418,096	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$418,096
	(Cost $418,096)
	Total Investments — 0.8%	418,096
	(Cost $418,096)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.4%
	Call Options Purchased — 106.3%
770	State Street® SPDR® S&P 500® ETF Trust	$58,248,960	$6.79	12/18/26	57,312,879
	(Cost $51,639,352)
	Put Options Purchased — 2.1%
770	State Street® SPDR® S&P 500® ETF Trust	58,248,960	680.57	12/18/26	1,122,067
	(Cost $2,914,236)
	Total Purchased Options				58,434,946
	(Cost $54,553,588)
WRITTEN OPTIONS — (9.1)%
	Call Options Written — (9.0)%
(770)	State Street® SPDR® S&P 500® ETF Trust	(58,248,960)	728.23	12/18/26	(4,855,512)
	(Premiums received $2,431,663)
	Put Options Written — (0.1)%
(770)	State Street® SPDR® S&P 500® ETF Trust	(58,248,960)	336.21	12/18/26	(65,681)
	(Premiums received $139,674)
	Total Written Options				(4,921,193)
	(Premiums received $2,571,337)
	Net Other Assets and Liabilities — (0.1)%				(36,029)
	Net Assets — 100.0%				$53,895,820

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$418,096	$418,096	$—	$—
Purchased Options	58,434,946	—	58,434,946	—
Total	$58,853,042	$418,096	$58,434,946	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,921,193)	$—	$(4,921,193)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
436,550	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$436,550
	(Cost $436,550)
	Total Investments — 1.0%	436,550
	(Cost $436,550)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 112.4%
	Call Options Purchased — 112.4%
678	State Street® SPDR® S&P 500® ETF Trust	$51,289,344	$6.49	06/18/26	50,721,906
	(Cost $44,529,989)
	Put Options Purchased — 0.0%
678	State Street® SPDR® S&P 500® ETF Trust	51,289,344	648.57	06/18/26	18,231
	(Cost $1,255,907)
	Total Purchased Options				50,740,137
	(Cost $45,785,896)
WRITTEN OPTIONS — (13.3)%
	Call Options Written — (13.3)%
(678)	State Street® SPDR® S&P 500® ETF Trust	(51,289,344)	668.03	06/18/26	(5,998,239)
	(Premiums received $1,702,893)
	Put Options Written — (0.0)%
(678)	State Street® SPDR® S&P 500® ETF Trust	(51,289,344)	536.56	06/18/26	(3,736)
	(Premiums received $249,348)
	Total Written Options				(6,001,975)
	(Premiums received $1,952,241)
	Net Other Assets and Liabilities — (0.1)%				(30,603)
	Net Assets — 100.0%				$45,144,109

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$436,550	$436,550	$—	$—
Purchased Options	50,740,137	—	50,740,137	—
Total	$51,176,687	$436,550	$50,740,137	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,001,975)	$—	$(6,001,975)	$—
See Notes to Financial Statements

FT Vest Laddered Max Buffer ETF (BUFH)
Portfolio of Investments
May 31, 2026

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
134,725	FT Vest U.S. Equity Max Buffer ETF - January (b)	$4,559,094
145,598	FT Vest U.S. Equity Max Buffer ETF - February (b)	4,545,569
132,363	FT Vest U.S. Equity Max Buffer ETF - March (b)	4,520,196
141,315	FT Vest U.S. Equity Max Buffer ETF - April (b)	4,481,099
137,341	FT Vest U.S. Equity Max Buffer ETF - May (b)	4,528,819
128,759	FT Vest U.S. Equity Max Buffer ETF - June (b)	4,502,702
131,576	FT Vest U.S. Equity Max Buffer ETF - July (b)	4,536,083
130,182	FT Vest U.S. Equity Max Buffer ETF - August (b)	4,551,163
139,421	FT Vest U.S. Equity Max Buffer ETF - September (b)	4,566,038
135,987	FT Vest U.S. Equity Max Buffer ETF - October (b)	4,562,364
134,867	FT Vest U.S. Equity Max Buffer ETF - November (b)	4,541,646
135,240	FT Vest U.S. Equity Max Buffer ETF - December (b)	4,556,236
	Total Exchange-Traded Funds	54,451,009
	(Cost $53,059,405)
MONEY MARKET FUNDS — 0.0%
20,710	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (c)	20,710
	(Cost $20,710)

	Total Investments — 100.0%	54,471,719
	(Cost $53,080,115)
	Net Other Assets and Liabilities — (0.0)%	(4,528)
	Net Assets — 100.0%	$54,467,191

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$54,451,009	$54,451,009	$—	$—
Money Market Funds	20,710	20,710	—	—
Total Investments	$54,471,719	$54,471,719	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

This page intentionally left blank.

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
May 31, 2026

	FT Vest U.S. Equity Max Buffer ETF - January (JANM)	FT Vest U.S. Equity Max Buffer ETF - February (FEBM)	FT Vest U.S. Equity Max Buffer ETF - March (MARM)	FT Vest U.S. Equity Max Buffer ETF - April (APXM)
ASSETS:
Investments, at value - Unaffiliated	$320,038	$471,870	$1,049,510	$205,957
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	320,038	471,870	1,049,510	205,957
Options contracts purchased, at value	39,187,704	51,767,265	123,044,103	19,576,981
Cash	—	—	—	—
Due from broker	261	188	203	193
Dividends receivable	979	1,473	3,157	543
Total Assets	39,508,982	52,240,796	124,096,973	19,783,674

LIABILITIES:
Options contracts written, at value	3,112,213	4,606,470	16,599,865	1,548,229
Due to authorized participant	—	—	—	—
Investment advisory fees payable	26,839	36,475	78,072	12,330
Total Liabilities	3,139,052	4,642,945	16,677,937	1,560,559
NET ASSETS	$36,369,930	$47,597,851	$107,419,036	$18,223,115

NET ASSETS consist of:
Paid-in capital	$37,925,520	$51,394,183	$111,119,948	$19,393,044
Par value	10,750	15,250	31,500	5,750
Accumulated distributable earnings (loss)	(1,566,340)	(3,811,582)	(3,732,412)	(1,175,679)
NET ASSETS	$36,369,930	$47,597,851	$107,419,036	$18,223,115
NET ASSET VALUE, per share	$33.83	$31.21	$34.10	$31.69
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,075,002	1,525,002	3,150,002	575,002
Investments, at cost - Unaffiliated	$320,038	$471,870	$1,049,510	$205,957
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$320,038	$471,870	$1,049,510	$205,957
Premiums paid on options contracts purchased	$36,894,555	$48,694,684	$109,841,070	$18,866,314
Premiums received on options contracts written	$1,595,490	$2,363,893	$5,867,052	$1,014,358
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - May (MAYM)	FT Vest U.S. Equity Max Buffer ETF - June (JUNM)	FT Vest U.S. Equity Max Buffer ETF - July (JULM)	FT Vest U.S. Equity Max Buffer ETF - August (AUGM)	FT Vest U.S. Equity Max Buffer ETF - September (SEPM)	FT Vest U.S. Equity Max Buffer ETF - October (OCTM)

$467,316	$196,364	$100,336	$—	$190,785	$192,294
—	—	—	—	—	—
467,316	196,364	100,336	—	190,785	192,294
37,196,351	74,879,980	28,258,876	35,925,476	33,791,031	34,852,490
—	—	—	178,906	—	—
692	2,066	438	179	180	157
664	602	308	—	547	584
37,665,023	75,079,012	28,359,958	36,104,561	33,982,543	35,045,525

2,193,938	12,039,880	3,349,031	3,750,536	2,834,672	3,123,184
35,950	—	—	—	—	—
18,048	45,726	17,978	23,583	23,149	22,917
2,247,936	12,085,606	3,367,009	3,774,119	2,857,821	3,146,101
$35,417,087	$62,993,406	$24,992,949	$32,330,442	$31,124,722	$31,899,424

$38,391,584	$61,630,574	$24,801,401	$32,438,243	$31,811,188	$32,510,684
10,750	18,000	7,250	9,250	9,500	9,500
(2,985,247)	1,344,832	184,298	(117,051)	(695,966)	(620,760)
$35,417,087	$62,993,406	$24,992,949	$32,330,442	$31,124,722	$31,899,424
$32.95	$35.00	$34.47	$34.95	$32.76	$33.58
1,075,002	1,800,002	725,002	925,002	950,002	950,002
$467,316	$196,364	$100,336	$—	$190,785	$192,294
$—	$—	$—	$—	$—	$—
$467,316	$196,364	$100,336	$— â	$190,785	$192,294
$36,712,691	$62,147,081	$24,741,307	$31,980,836	$30,959,330	$31,957,169
$1,841,891	$2,910,208	$1,035,874	$1,306,336	$1,338,491	$1,569,491
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
May 31, 2026

	FT Vest U.S. Equity Max Buffer ETF - November (NOVM)	FT Vest U.S. Equity Max Buffer ETF - December (DECM)	FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)	FT Vest Laddered Max Buffer ETF (BUFH)
ASSETS:
Investments, at value - Unaffiliated	$190,543	$418,096	$436,550	$20,710
Investments, at value - Affiliated	—	—	—	54,451,009
Total investments, at value	190,543	418,096	436,550	54,471,719
Options contracts purchased, at value	30,778,463	58,434,946	50,740,137	—
Cash	—	—	—	—
Due from broker	327	1,442	246	—
Dividends receivable	577	1,264	1,321	65
Total Assets	30,969,910	58,855,748	51,178,254	54,471,784

LIABILITIES:
Options contracts written, at value	3,178,271	4,921,193	6,001,975	—
Due to authorized participant	—	—	—	—
Investment advisory fees payable	19,971	38,735	32,170	4,593
Total Liabilities	3,198,242	4,959,928	6,034,145	4,593
NET ASSETS	$27,771,668	$53,895,820	$45,144,109	$54,467,191

NET ASSETS consist of:
Paid-in capital	$27,802,736	$54,694,143	$45,216,170	$53,069,876
Par value	8,250	16,000	13,250	25,500
Accumulated distributable earnings (loss)	(39,318)	(814,323)	(85,311)	1,371,815
NET ASSETS	$27,771,668	$53,895,820	$45,144,109	$54,467,191
NET ASSET VALUE, per share	$33.66	$33.68	$34.07	$21.36
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	825,002	1,600,002	1,325,002	2,550,002
Investments, at cost - Unaffiliated	$190,543	$418,096	$436,550	$20,710
Investments, at cost - Affiliated	$—	$—	$—	$53,059,405
Total investments, at cost	$190,543	$418,096	$436,550	$53,080,115
Premiums paid on options contracts purchased	$28,194,309	$54,553,588	$45,785,896	$—
Premiums received on options contracts written	$1,561,876	$2,571,337	$1,952,241	$—
See Notes to Financial Statements

This page intentionally left blank.

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Period Ended May 31, 2026

	FT Vest U.S. Equity Max Buffer ETF - January (JANM)	FT Vest U.S. Equity Max Buffer ETF - February (FEBM)	FT Vest U.S. Equity Max Buffer ETF - March (MARM)	FT Vest U.S. Equity Max Buffer ETF - April (APXM)
INVESTMENT INCOME:
Dividends - Unaffiliated	$8,980	$14,016	$32,201	$2,837
Total investment income	8,980	14,016	32,201	2,837

EXPENSES:
Investment advisory fees	279,627	434,162	1,044,585	67,197
Other expenses	2,309	4,102	10,262	510
Total expenses	281,936	438,264	1,054,847	67,707
NET INVESTMENT INCOME (LOSS)	(272,956)	(424,248)	(1,022,646)	(64,870)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	(1,165,124)	(2,488,853)	2,561,548	(77,509)
Written options contracts	(1,255,155)	(2,268,579)	(3,390,109)	(1,239,722)
In-kind redemptions - Purchased options contracts	5,041,838	9,954,067	12,697,496	1,795,850
In-kind redemptions - Written options contracts	(338,728)	(1,231,292)	(2,935,588)	(37,344)
Net realized gain (loss)	2,282,831	3,965,343	8,933,347	441,275
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	2,591,410	2,650,557	8,798,637	315,481
Written options contracts	(1,943,252)	(2,195,963)	(8,035,609)	(230,341)
Net change in unrealized appreciation (depreciation)	648,158	454,594	763,028	85,140
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,930,989	4,419,937	9,696,375	526,415
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,658,033	$3,995,689	$8,673,729	$461,545
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - May (MAYM)	FT Vest U.S. Equity Max Buffer ETF - June (JUNM)	FT Vest U.S. Equity Max Buffer ETF - July (JULM)	FT Vest U.S. Equity Max Buffer ETF - August (AUGM)	FT Vest U.S. Equity Max Buffer ETF - September (SEPM)	FT Vest U.S. Equity Max Buffer ETF - October (OCTM)

$7,062	$17,600	$7,166	$(24)	$7,832	$7,404
7,062	17,600	7,166	(24)	7,832	7,404

160,579	547,839	220,366	264,923	236,728	246,190
1,226	4,383	1,335	1,349	1,722	2,166
161,805	552,222	221,701	266,272	238,450	248,356
(154,743)	(534,622)	(214,535)	(266,296)	(230,618)	(240,952)

—	—	—	—	—	—
—	—	—	—	—	—
(1,028,040)	(3,027,997)	(617,334)	(870,166)	(773,604)	(940,300)
(2,025,961)	866,441	(594,533)	(793,138)	(1,107,177)	(675,962)
4,334,108	5,497,525	2,817,273	2,848,471	3,267,192	3,238,678
(16,496)	713,861	1,019	20,020	(50,192)	(116,719)
1,263,611	4,049,830	1,606,425	1,205,187	1,336,219	1,505,697

—	—	—	—	—	—
481,484	11,376,726	2,837,456	3,803,934	2,895,521	3,203,094
(374,288)	(10,228,429)	(2,425,288)	(2,579,592)	(1,885,603)	(2,085,586)
107,196	1,148,297	412,168	1,224,342	1,009,918	1,117,508
1,370,807	5,198,127	2,018,593	2,429,529	2,346,137	2,623,205
$1,216,064	$4,663,505	$1,804,058	$2,163,233	$2,115,519	$2,382,253
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Period Ended May 31, 2026

	FT Vest U.S. Equity Max Buffer ETF - November (NOVM)	FT Vest U.S. Equity Max Buffer ETF - December (DECM)	FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)	FT Vest Laddered Max Buffer ETF (BUFH) (a)
INVESTMENT INCOME:
Dividends - Unaffiliated	$6,197	$11,791	$8,948	$260
Total investment income	6,197	11,791	8,948	260

EXPENSES:
Investment advisory fees	201,699	368,399	185,840	24,764
Other expenses	1,583	2,883	297	—
Total expenses	203,282	371,282	186,137	24,764
NET INVESTMENT INCOME (LOSS)	(197,085)	(359,491)	(177,189)	(24,504)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	22
In-kind redemptions - Affiliated	—	—	—	219,386
Purchased options contracts	(583,175)	(1,053,261)	(1,218,163)	—
Written options contracts	(193,496)	(1,173,255)	39,519	—
In-kind redemptions - Purchased options contracts	2,241,037	5,343,480	1,850,393	—
In-kind redemptions - Written options contracts	(56,855)	(492,558)	851,083	—
Net realized gain (loss)	1,407,511	2,624,406	1,522,832	219,408
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	1,391,604
Purchased options contracts	2,832,536	4,037,068	4,862,324	—
Written options contracts	(2,142,765)	(2,969,610)	(4,048,773)	—
Net change in unrealized appreciation (depreciation)	689,771	1,067,458	813,551	1,391,604
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,097,282	3,691,864	2,336,383	1,611,012
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,900,197	$3,332,373	$2,159,194	$1,586,508

(a)	Inception date is June 24, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

This page intentionally left blank.

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	FT Vest U.S. Equity Max Buffer ETF - January (JANM)		FT Vest U.S. Equity Max Buffer ETF - February (FEBM)
	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)	Year Ended 5/31/2026	Period Ended 5/31/2025 (b)
OPERATIONS:
Net investment income (loss)	$(272,956)	$(75,967)	$(424,248)	$(92,884)
Net realized gain (loss)	2,282,831	163,348	3,965,343	313,023
Net change in unrealized appreciation (depreciation)	648,158	128,268	454,594	375,410
Net increase (decrease) in net assets resulting from operations	2,658,033	215,649	3,995,689	595,549

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	49,990,273	31,871,286	51,208,268	56,501,110
Cost of shares redeemed	(46,799,536)	(1,565,775)	(61,842,851)	(2,859,914)
Net increase (decrease) in net assets resulting from shareholder transactions	3,190,737	30,305,511	(10,634,583)	53,641,196
Total increase (decrease) in net assets	5,848,770	30,521,160	(6,638,894)	54,236,745

NET ASSETS:
Beginning of period	30,521,160	—	54,236,745	—
End of period	$36,369,930	$30,521,160	$47,597,851	$54,236,745

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	975,002	—	1,875,002	—
Shares sold	1,525,000	1,025,002	1,675,000	1,975,002
Shares redeemed	(1,425,000)	(50,000)	(2,025,000)	(100,000)
Shares outstanding, end of period	1,075,002	975,002	1,525,002	1,875,002

(a)	Inception date is January 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is February 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is April 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(d)	Inception date is May 16, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - March (MARM)		FT Vest U.S. Equity Max Buffer ETF - April (APXM)		FT Vest U.S. Equity Max Buffer ETF - May (MAYM)
Year Ended 5/31/2026	Year Ended 5/31/2025	Year Ended 5/31/2026	Period Ended 5/31/2025 (c)	Year Ended 5/31/2026	Period Ended 5/31/2025 (d)

$(1,022,646)	$(1,366,043)	$(64,870)	$(4,882)	$(154,743)	$(2,609)
8,933,347	15,211,468	441,275	—	1,263,611	—
763,028	(618,617)	85,140	91,656	107,196	24,417
8,673,729	13,226,808	461,545	86,774	1,216,064	21,808

46,621,932	163,848,476	18,005,652	6,663,518	43,899,836	14,661,916
(83,636,315)	(240,839,246)	(6,994,374)	—	(24,382,537)	—
(37,014,383)	(76,990,770)	11,011,278	6,663,518	19,517,299	14,661,916
(28,340,654)	(63,763,962)	11,472,823	6,750,292	20,733,363	14,683,724

135,759,690	199,523,652	6,750,292	—	14,683,724	—
$107,419,036	$135,759,690	$18,223,115	$6,750,292	$35,417,087	$14,683,724

4,275,002	6,800,002	225,002	—	475,002	—
1,400,000	5,300,000	575,000	225,002	1,350,000	475,002
(2,525,000)	(7,825,000)	(225,000)	—	(750,000)	—
3,150,002	4,275,002	575,002	225,002	1,075,002	475,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Max Buffer ETF - June (JUNM)		FT Vest U.S. Equity Max Buffer ETF - July (JULM)
	Year Ended 5/31/2026	Period Ended 5/31/2025 (e)	Year Ended 5/31/2026	Period Ended 5/31/2025 (f)
OPERATIONS:
Net investment income (loss)	$(534,622)	$(647,952)	$(214,535)	$(132,133)
Net realized gain (loss)	4,049,830	3,173,467	1,606,425	329,112
Net change in unrealized appreciation (depreciation)	1,148,297	2,454,930	412,168	792,244
Net increase (decrease) in net assets resulting from operations	4,663,505	4,980,445	1,804,058	989,223

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	70,060,186	104,303,684	32,694,892	21,318,313
Cost of shares redeemed	(70,866,757)	(50,147,657)	(27,106,597)	(4,706,940)
Net increase (decrease) in net assets resulting from shareholder transactions	(806,571)	54,156,027	5,588,295	16,611,373
Total increase (decrease) in net assets	3,856,934	59,136,472	7,392,353	17,600,596

NET ASSETS:
Beginning of period	59,136,472	—	17,600,596	—
End of period	$62,993,406	$59,136,472	$24,992,949	$17,600,596

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,825,002	—	550,002	—
Shares sold	2,125,000	3,400,002	1,000,000	700,002
Shares redeemed	(2,150,000)	(1,575,000)	(825,000)	(150,000)
Shares outstanding, end of period	1,800,002	1,825,002	725,002	550,002

(e)	Inception date is June 21, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(f)	Inception date is July 24, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(g)	Inception date is August 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(h)	Inception date is September 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(i)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - August (AUGM)		FT Vest U.S. Equity Max Buffer ETF - September (SEPM)		FT Vest U.S. Equity Max Buffer ETF - October (OCTM)
Year Ended 5/31/2026	Period Ended 5/31/2025 (g)	Year Ended 5/31/2026	Period Ended 5/31/2025 (h)	Year Ended 5/31/2026	Period Ended 5/31/2025 (i)

$(266,296)	$(152,358)	$(230,618)	$(151,242)	$(240,952)	$(148,902)
1,205,187	815,906	1,336,219	513,389	1,505,697	460,874
1,224,342	276,098	1,009,918	325,602	1,117,508	224,120
2,163,233	939,646	2,115,519	687,749	2,382,253	536,092

38,345,539	34,446,785	32,209,728	38,483,441	34,762,070	35,738,795
(25,977,676)	(17,587,085)	(25,941,863)	(16,429,852)	(33,847,976)	(7,671,810)
12,367,863	16,859,700	6,267,865	22,053,589	914,094	28,066,985
14,531,096	17,799,346	8,383,384	22,741,338	3,296,347	28,603,077

17,799,346	—	22,741,338	—	28,603,077	—
$32,330,442	$17,799,346	$31,124,722	$22,741,338	$31,899,424	$28,603,077

550,002	—	750,002	—	925,002	—
1,150,000	1,100,002	1,025,000	1,300,002	1,075,000	1,175,002
(775,000)	(550,000)	(825,000)	(550,000)	(1,050,000)	(250,000)
925,002	550,002	950,002	750,002	950,002	925,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Max Buffer ETF - November (NOVM)		FT Vest U.S. Equity Max Buffer ETF - December (DECM)
	Year Ended 5/31/2026	Period Ended 5/31/2025 (j)	Year Ended 5/31/2026	Period Ended 5/31/2025 (k)
OPERATIONS:
Net investment income (loss)	$(197,085)	$(91,415)	$(359,491)	$(119,460)
Net realized gain (loss)	1,407,511	89,330	2,624,406	27,836
Net change in unrealized appreciation (depreciation)	689,771	277,988	1,067,458	464,044
Net increase (decrease) in net assets resulting from operations	1,900,197	275,903	3,332,373	372,420

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	28,483,418	22,932,502	62,320,236	38,494,567
Cost of shares redeemed	(23,518,589)	(2,301,763)	(49,858,821)	(764,955)
Net increase (decrease) in net assets resulting from shareholder transactions	4,964,829	20,630,739	12,461,415	37,729,612
Total increase (decrease) in net assets	6,865,026	20,906,642	15,793,788	38,102,032

NET ASSETS:
Beginning of period	20,906,642	—	38,102,032	—
End of period	$27,771,668	$20,906,642	$53,895,820	$38,102,032

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	675,002	—	1,225,002	—
Shares sold	875,000	750,002	1,900,000	1,250,002
Shares redeemed	(725,000)	(75,000)	(1,525,000)	(25,000)
Shares outstanding, end of period	825,002	675,002	1,600,002	1,225,002

(j)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(k)	Inception date is December 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(l)	Inception date is June 24, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)		FT Vest Laddered Max Buffer ETF (BUFH)
Year Ended 5/31/2026	Period Ended 5/31/2025 (k)	Period Ended 5/31/2026 (l)

$(177,189)	$(10,122)	$(24,504)
1,522,832	(24,294)	219,408
813,551	90,956	1,391,604
2,159,194	56,540	1,586,508

105,346,447	6,925,241	61,233,411
(66,276,503)	(3,066,810)	(8,352,728)
39,069,944	3,858,431	52,880,683
41,229,138	3,914,971	54,467,191

3,914,971	—	—
$45,144,109	$3,914,971	$54,467,191

125,002	—	—
3,200,000	225,002	2,950,002
(2,000,000)	(100,000)	(400,000)
1,325,002	125,002	2,550,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - January (JANM)

	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$31.30	$31.07
Income from investment operations:
Net investment income (loss) (b)	(0.27)	(0.09)
Net realized and unrealized gain (loss)	2.80	0.32
Total from investment operations	2.53	0.23
Net asset value, end of period	$33.83	$31.30
Total return (c)	8.08%	0.74%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$36,370	$30,521
Ratio of total expenses to average net assets	0.86% (d)	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.83)%	(0.81)% (e)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is January 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - February (FEBM)

	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$28.93	$28.80
Income from investment operations:
Net investment income (loss) (b)	(0.25)	(0.06)
Net realized and unrealized gain (loss)	2.53	0.19
Total from investment operations	2.28	0.13
Net asset value, end of period	$31.21	$28.93
Total return (c)	7.88%	0.45%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$47,598	$54,237
Ratio of total expenses to average net assets	0.86% (d)	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.83)%	(0.81)% (e)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is February 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - March (MARM)

	Year Ended May 31,		Period Ended 5/31/2024 (a)
	2026	2025
Net asset value, beginning of period	$31.76	$29.34	$29.05
Income from investment operations:
Net investment income (loss) (b)	(0.27)	(0.25)	(0.04)
Net realized and unrealized gain (loss)	2.61	2.67	0.33
Total from investment operations	2.34	2.42	0.29
Net asset value, end of period	$34.10	$31.76	$29.34
Total return (c)	7.37%	8.25%	1.00%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$107,419	$135,760	$199,524
Ratio of total expenses to average net assets	0.86% (d)	0.85%	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.83)%	(0.82)%	(0.82)% (e)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is March 26, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - April (APXM)

	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.00	$29.48
Income from investment operations:
Net investment income (loss) (b)	(0.25)	(0.03)
Net realized and unrealized gain (loss)	1.94	0.55
Total from investment operations	1.69	0.52
Net asset value, end of period	$31.69	$30.00
Total return (c)	5.63%	1.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$18,223	$6,750
Ratio of total expenses to average net assets	0.86% (d)	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)% (e)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is April 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - May (MAYM)

	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.91	$30.90
Income from investment operations:
Net investment income (loss) (b)	(0.26)	(0.01)
Net realized and unrealized gain (loss)	2.30	0.02
Total from investment operations	2.04	0.01
Net asset value, end of period	$32.95	$30.91
Total return (c)	6.60%	0.03%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$35,417	$14,684
Ratio of total expenses to average net assets	0.86% (d)	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.65)% (e)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is May 16, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - June (JUNM)

	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$32.40	$30.49
Income from investment operations:
Net investment income (loss) (b)	(0.28)	(0.26)
Net realized and unrealized gain (loss)	2.88	2.17
Total from investment operations	2.60	1.91
Net asset value, end of period	$35.00	$32.40
Total return (c)	8.02%	6.26%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$62,993	$59,136
Ratio of total expenses to average net assets	0.86% (d)	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.83)%	(0.87)% (e)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is June 21, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - July (JULM)

	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$32.00	$30.31
Income from investment operations:
Net investment income (loss) (b)	(0.28)	(0.22)
Net realized and unrealized gain (loss)	2.75	1.91
Total from investment operations	2.47	1.69
Net asset value, end of period	$34.47	$32.00
Total return (c)	7.72%	5.58%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$24,993	$17,601
Ratio of total expenses to average net assets	0.86% (d)	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.83)%	(0.84)% (e)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is July 24, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - August (AUGM)

	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$32.36	$31.04
Income from investment operations:
Net investment income (loss) (b)	(0.29)	(0.21)
Net realized and unrealized gain (loss)	2.88	1.53
Total from investment operations	2.59	1.32
Net asset value, end of period	$34.95	$32.36
Total return (c)	8.00%	4.25%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$32,330	$17,799
Ratio of total expenses to average net assets	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is August 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - September (SEPM)

	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.32	$29.55
Income from investment operations:
Net investment income (loss) (b)	(0.26)	(0.17)
Net realized and unrealized gain (loss)	2.70	0.94
Total from investment operations	2.44	0.77
Net asset value, end of period	$32.76	$30.32
Total return (c)	8.05%	2.61%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$31,125	$22,741
Ratio of total expenses to average net assets	0.86% (d)	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.83)%	(0.84)% (e)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is September 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - October (OCTM)

	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.92	$30.40
Income from investment operations:
Net investment income (loss) (b)	(0.27)	(0.16)
Net realized and unrealized gain (loss)	2.93	0.68
Total from investment operations	2.66	0.52
Net asset value, end of period	$33.58	$30.92
Total return (c)	8.60%	1.71%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$31,899	$28,603
Ratio of total expenses to average net assets	0.86% (d)	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.83)%	(0.83)% (e)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - November (NOVM)

	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.97	$30.46
Income from investment operations:
Net investment income (loss) (b)	(0.27)	(0.14)
Net realized and unrealized gain (loss)	2.96	0.65
Total from investment operations	2.69	0.51
Net asset value, end of period	$33.66	$30.97
Total return (c)	8.69%	1.67%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$27,772	$20,907
Ratio of total expenses to average net assets	0.86% (d)	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.83)%	(0.83)% (e)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - December (DECM)

	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$31.10	$30.74
Income from investment operations:
Net investment income (loss) (b)	(0.27)	(0.11)
Net realized and unrealized gain (loss)	2.85	0.47
Total from investment operations	2.58	0.36
Net asset value, end of period	$33.68	$31.10
Total return (c)	8.30%	1.17%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$53,896	$38,102
Ratio of total expenses to average net assets	0.86% (d)	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.83)%	(0.82)% (e)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is December 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)

	Year Ended 5/31/2026	Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$31.32	$30.74
Income from investment operations:
Net investment income (loss) (b)	(0.27)	(0.11)
Net realized and unrealized gain (loss)	3.02	0.69
Total from investment operations	2.75	0.58
Net asset value, end of period	$34.07	$31.32
Total return (c)	8.78%	1.89%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$45,144	$3,915
Ratio of total expenses to average net assets	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)%	(0.81)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is December 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Laddered Max Buffer ETF (BUFH)

Period Ended 5/31/2026 (a)

Net asset value, beginning of period	$20.06
Income from investment operations:
Net investment income (loss) (b)	(0.02)
Net realized and unrealized gain (loss)	1.32
Total from investment operations	1.30
Net asset value, end of period	$21.36
Total return (c)	6.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$54,467
Ratio of total expenses to average net assets (d)	0.10% (e)
Ratio of net investment income (loss) to average net assets (d)	(0.10)% (e)
Portfolio turnover rate (f)	1%

(a)	Inception date is June 24, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
May 31, 2026

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the fourteen funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust, listed below. The shares of each Fund are listed and traded on the Cboe BZX Exchange, Inc.

FT Vest U.S. Equity Max Buffer ETF - January – (“JANM”)
FT Vest U.S. Equity Max Buffer ETF - February – (“FEBM”)
FT Vest U.S. Equity Max Buffer ETF - March – (“MARM”)
FT Vest U.S. Equity Max Buffer ETF - April – (“APXM”)
FT Vest U.S. Equity Max Buffer ETF - May – (“MAYM”)
FT Vest U.S. Equity Max Buffer ETF - June – (“JUNM”)
FT Vest U.S. Equity Max Buffer ETF - July – (“JULM”)
FT Vest U.S. Equity Max Buffer ETF - August – (“AUGM”)
FT Vest U.S. Equity Max Buffer ETF - September – (“SEPM”)
FT Vest U.S. Equity Max Buffer ETF - October – (“OCTM”)
FT Vest U.S. Equity Max Buffer ETF - November – (“NOVM”)
FT Vest U.S. Equity Max Buffer ETF - December – (“DECM”)
FT Vest U.S. Equity Quarterly Max Buffer ETF – (“SQMX”)
FT Vest Laddered Max Buffer ETF – (“BUFH”)(1)

(1)	Commenced investment operations on June 24, 2025.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
The investment objective of JANM is to seek to provide investors with returns (before fees and expenses) that match the price return of the State Street® SPDR® S&P 500® ETF Trust (the “Underlying SPDR ETF”), up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over an approximate period of one year (the “Target Outcome Period”). Over the Target Outcome Period from January 20, 2026 through January 15, 2027, the Fund seeks to buffer against the first 45.75% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 44.90%. Prior to January 20, 2026, the Fund sought to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.24% over the Target Outcome Period from January 21, 2025 through January 16, 2026. When the Fund’s fees and expenses were taken into account, the cap was 6.39% and the buffer was 99.15%.
The investment objective of FEBM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from February 23, 2026 through February 19, 2027, the Fund seeks to buffer against the first 47.28% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 46.43%. Prior to February 23, 2026, the Fund sought to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.12% over the Target Outcome Period from February 24, 2025 through February 20, 2026. When the Fund’s fees and expenses were taken into account, the cap was 6.27% and the buffer was 99.15%.
The investment objective of MARM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from March 23, 2026 through March 19, 2027, the Fund seeks to buffer against 77.82% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 76.97%. Prior to March 23, 2026, the Fund sought to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
predetermined upside cap of 7.18% over the Target Outcome Period from March 24, 2025 through March 20, 2026. When the Fund’s fees and expenses were taken into account, the cap was 6.33% and the buffer was 99.15%.
The investment objective of APXM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from April 20, 2026 through April 16, 2027, the Fund seeks to buffer against the first 50.09% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 49.24%. Prior to April 20, 2026, the Fund sought to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.24% over the Target Outcome Period from April 21, 2025 through April 17, 2026. When the Fund’s fees and expenses were taken into account, the cap was 6.39% and the buffer was 99.15%.
The investment objective of MAYM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from May 18, 2026 through May 21, 2027, the Fund seeks to buffer against the first 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.14% and the buffer is 99.13%. Prior to May 18, 2026, the Fund sought to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.02% over the Target Outcome Period from May 19, 2025 through May 15, 2026. When the Fund’s fees and expenses were taken into account, the cap was 6.17% and the buffer was 99.15%.
The investment objective of JUNM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from June 23, 2025 to June 18, 2026, the Fund seeks to buffer against the first 66.53% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 65.68%. Prior to June 23, 2025, the Fund sought to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 9.08% over the Target Outcome Period from June 24, 2024 through June 20, 2025. When the Fund’s fees and expenses were taken into account, the cap was 8.23% and the buffer was 99.15%.
The investment objective of JULM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from July 21, 2025 through July 17, 2026, the Fund seeks to buffer against the first 66.50% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 65.65%. Prior to July 21, 2025, the Fund sought to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 8.45% over the Target Outcome Period from July 25, 2024 through July 18, 2025. When the Fund’s fees and expenses were taken into account, the cap was 7.61% and the buffer was 99.16%.
The investment objective of AUGM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from August 18, 2025 through August 21, 2026, the Fund seeks to buffer against the first 60% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.14% and the buffer is 59.13%. Prior to August 18, 2025, the Fund sought to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 8.02% over the Target Outcome Period from August 19, 2024 through August 15, 2025. When the Fund’s fees and expenses were taken into account, the cap was 7.17% and the buffer was 99.15%.
The investment objective of SEPM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from September 22, 2025 to September 18, 2026, the Fund seeks to buffer against 47.35% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 46.50%. Prior to September 22, 2025, the Fund sought to buffer against 49.98% of Underlying SPDR ETF losses and limit gains up

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
to a predetermined upside cap of 7.00% over the Target Outcome Period from September 23, 2024 through September 19, 2025. When the Fund’s fees and expenses were taken into account, the cap was 6.15% and the buffer was 49.13%.
The investment objective of OCTM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from October 20, 2025 through October 16, 2026, the Fund seeks to buffer against 43.73% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 42.88%. Prior to October 20, 2025, the Fund sought to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.05% over the Target Outcome Period from October 21, 2024 through October 17, 2025. When the Fund’s fees and expenses were taken into account, the cap was 6.20% and the buffer was 99.15%.
The investment objective of NOVM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from November 24, 2025 through November 20, 2026, the Fund seeks to buffer against 57.95% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 57.10%. Prior to November 24, 2025, the Fund sought to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.50% over the Target Outcome Period from November 18, 2024 through November 21, 2025. When the Fund’s fees and expenses were taken into account, the cap was 6.64% and the buffer was 99.13%.
The investment objective of DECM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from December 22, 2025 through December 18, 2026, the Fund seeks to buffer against 50.60% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 49.75%. Prior to December 22, 2025, the Fund sought to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.33% over the Target Outcome Period from December 23, 2024 through December 19, 2025. When the Fund’s fees and expenses were taken into account, the cap was 6.48% and the buffer was 99.15%.
The investment objective of SQMX is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses), against Underlying SPDR ETF losses over an approximate period of three months (the “Target Outcome Period”). Over the Target Outcome Period from March 23, 2026 to June 15, 2026, the Fund seeks to buffer against the first 17.27% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 3.00%. When the Fund’s fees and expenses are taken into account, the cap is 2.79% and the buffer is 17.06%. Prior to March 23, 2026, the Fund’s investment objective sought to buffer against the first 12.20%, 13.82, 13.02%, and 10.58% % of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 3.00% and included a Target Outcome Period of March 24, 2025 through June 20, 2025, June 23, 2025 through September 19, 2025, September 22, 2025 to December 19, 2025, and December 22, 2025 to March 20, 2026, respectively. When the Fund’s fees and expenses were taken into account, the caps were 2.79% and the buffers were 11.99%, 13.61%, 12.81%, and 10.37%, respectively.
Under normal market conditions, each Fund, with the exception of BUFH, will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying SPDR ETF.
The investment objective of BUFH is to seek to provide investors with capital appreciation. The Fund seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve FT Vest U.S. Equity Max Buffer ETFs (the “Underlying Max ETFs”). Under normal market conditions, BUFH will invest substantially all of its assets in Underlying Max ETFs. Unlike the Underlying Max ETFs, BUFH itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying Max ETFs and BUFH itself does not provide any stated buffer against losses. In order to understand BUFH’s strategy and risks, it is important to understand the strategies and risks of the Underlying Max ETFs.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs within 15 minutes before or after the close of the respective exchange, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
a review of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of May 31, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Negative dividend amount, if any, represents charges by the broker on excess cash held in the account.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund, with the exception of BUFH, purchases and sells call and put FLEX Options based on the performance of the Underlying SPDR ETF. The FLEX Options that each Fund holds that reference the Underlying SPDR ETF will give each Fund the right to receive or deliver shares of the Underlying SPDR ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at May 31, 2026 are FLEX Options.
D. Affiliated Transactions
BUFH invests in securities of affiliated funds. The Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
Amounts relating to investments in affiliated funds at May 31, 2026, and for the fiscal period then ended are as follows:

Security Name	Shares at 5/31/2026	Value at 6/24/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2026	Dividend Income
FT Vest U.S. Equity Max Buffer ETF - January	134,725	$—	$5,121,962	$(702,630)	$119,606	$20,156	$4,559,094	$—
FT Vest U.S. Equity Max Buffer ETF - February	145,598	—	5,104,842	(702,385)	123,025	20,087	4,545,569	—
FT Vest U.S. Equity Max Buffer ETF - March	132,363	—	5,108,444	(748,990)	144,426	16,316	4,520,196	—
FT Vest U.S. Equity Max Buffer ETF - April	141,315	—	5,105,320	(732,045)	93,630	14,194	4,481,099	—
FT Vest U.S. Equity Max Buffer ETF - May	137,341	—	5,110,859	(703,203)	104,828	16,335	4,528,819	—
FT Vest U.S. Equity Max Buffer ETF - June	128,759	—	5,103,334	(710,031)	93,162	16,237	4,502,702	—
FT Vest U.S. Equity Max Buffer ETF - July	131,576	—	5,108,845	(703,054)	113,201	17,091	4,536,083	—
FT Vest U.S. Equity Max Buffer ETF - August	130,182	—	5,113,710	(698,765)	119,252	16,966	4,551,163	—
FT Vest U.S. Equity Max Buffer ETF - September	139,421	—	5,119,506	(699,054)	128,684	16,902	4,566,038	—
FT Vest U.S. Equity Max Buffer ETF - October	135,987	—	5,126,081	(704,190)	120,578	19,895	4,562,364	—
FT Vest U.S. Equity Max Buffer ETF - November	134,867	—	5,117,189	(712,807)	113,301	23,963	4,541,646	—
FT Vest U.S. Equity Max Buffer ETF - December	135,240	—	5,123,263	(706,204)	117,911	21,266	4,556,236	—
		$—	$61,363,355	$(8,523,358)	$1,391,604	$219,408	$54,451,009	$—
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid annually, with the exception of BUFH for which dividends from net investment income are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods, none of the Funds paid a distribution in 2026 or 2025.
As of the applicable taxable year end, the components of distributable earnings on a tax basis for each Fund were as follows:

	Taxable Year-End	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Max Buffer ETF - January	31-Jan-26	$(19,378)	$(2,420,223)	$25,501
FT Vest U.S. Equity Max Buffer ETF - February	28-Feb-26	(59,253)	(4,758,644)	(10,430)
FT Vest U.S. Equity Max Buffer ETF - March	31-Mar-26	(236,779)	(5,879,702)	199,973
FT Vest U.S. Equity Max Buffer ETF - April	30-Apr-26	(23,454)	(1,317,235)	32,945
FT Vest U.S. Equity Max Buffer ETF - May	31-May-26	(62,859)	(3,054,001)	131,613

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
	Taxable Year-End	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Max Buffer ETF - June	30-Jun-25	$(282,815)	$(2,163,741)	$484,625
FT Vest U.S. Equity Max Buffer ETF - July	31-Jul-25	(88,000)	(1,212,956)	36,031
FT Vest U.S. Equity Max Buffer ETF - August	31-Aug-25	(113,627)	(1,663,393)	55,019
FT Vest U.S. Equity Max Buffer ETF - September	30-Sep-25	(148,379)	(1,880,717)	45,446
FT Vest U.S. Equity Max Buffer ETF - October	31-Oct-25	(200,147)	(1,620,143)	148,577
FT Vest U.S. Equity Max Buffer ETF - November	30-Nov-25	(163,341)	(776,670)	177,514
FT Vest U.S. Equity Max Buffer ETF - December	31-Dec-25	—	(2,229,529)	70,286
FT Vest U.S. Equity Quarterly Max Buffer ETF	31-Dec-25	—	(1,133,861)	91,963
FT Vest Laddered Max Buffer ETF	31-May-26	(19,650)	—	1,391,465
F. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For JUNM, JULM, AUGM, SEPM, OCTM, NOVM, SQMX, and DECM, the taxable period ended 2024 and taxable year ended 2025 remain open to federal and state audit. For JANM, FEBM, APXM, and MAYM, the taxable period ended 2025 and taxable year ended 2026 remain open to federal and state audit. For MARM, the taxable period ended 2024 and taxable years ended 2025 and 2026 remain open to federal and state audit. For BUFH, the taxable period ended 2026 remains open to federal and state audit. As of May 31, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund’s applicable taxable year end, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

	Taxable Year End	Non-Expiring Capital Loss Carryforwards
FT Vest U.S. Equity Max Buffer ETF - January	31-Jan-26	$2,420,223
FT Vest U.S. Equity Max Buffer ETF - February	28-Feb-26	4,758,644
FT Vest U.S. Equity Max Buffer ETF - March	31-Mar-26	5,879,702
FT Vest U.S. Equity Max Buffer ETF - April	30-Apr-26	1,317,235
FT Vest U.S. Equity Max Buffer ETF - May	31-May-26	3,054,001
FT Vest U.S. Equity Max Buffer ETF - June	30-Jun-25	2,163,741
FT Vest U.S. Equity Max Buffer ETF - July	31-Jul-25	1,212,956
FT Vest U.S. Equity Max Buffer ETF - August	31-Aug-25	1,663,393
FT Vest U.S. Equity Max Buffer ETF - September	30-Sep-25	1,880,717
FT Vest U.S. Equity Max Buffer ETF - October	31-Oct-25	1,620,143
FT Vest U.S. Equity Max Buffer ETF - November	30-Nov-25	776,670
FT Vest U.S. Equity Max Buffer ETF - December	31-Dec-25	2,229,529
FT Vest U.S. Equity Quarterly Max Buffer ETF	31-Dec-25	1,133,861
FT Vest Laddered Max Buffer ETF	31-May-26	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At each Fund’s applicable taxable year end, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Taxable Year End	Qualified Late Year Losses
		Ordinary Losses	Capital Losses
FT Vest U.S. Equity Max Buffer ETF - January	31-Jan-26	$19,378	$—
FT Vest U.S. Equity Max Buffer ETF - February	28-Feb-26	59,253	—
FT Vest U.S. Equity Max Buffer ETF - March	31-Mar-26	236,779	—
FT Vest U.S. Equity Max Buffer ETF - April	30-Apr-26	23,454	—
FT Vest U.S. Equity Max Buffer ETF - May	31-May-26	62,859	—
FT Vest U.S. Equity Max Buffer ETF - June	30-Jun-25	282,815	—
FT Vest U.S. Equity Max Buffer ETF - July	31-Jul-25	88,000	—
FT Vest U.S. Equity Max Buffer ETF - August	31-Aug-25	113,627	—
FT Vest U.S. Equity Max Buffer ETF - September	30-Sep-25	148,379	—
FT Vest U.S. Equity Max Buffer ETF - October	31-Oct-25	200,147	—
FT Vest U.S. Equity Max Buffer ETF - November	30-Nov-25	163,341	—
FT Vest Laddered Max Buffer ETF	31-May-26	19,650	—

In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For each Fund’s applicable taxable period, the adjustments were as follows:

	Taxable Year End	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
FT Vest U.S. Equity Max Buffer ETF - January	31-Jan-26	$232,626	$(4,674,662)	$4,442,036
FT Vest U.S. Equity Max Buffer ETF - February	28-Feb-26	354,178	(8,758,870)	8,404,692
FT Vest U.S. Equity Max Buffer ETF - March	31-Mar-26	1,086,686	(9,961,578)	8,874,892
FT Vest U.S. Equity Max Buffer ETF - April	30-Apr-26	33,609	(1,758,506)	1,724,897
FT Vest U.S. Equity Max Buffer ETF - May	31-May-26	91,884	(4,317,612)	4,225,728
FT Vest U.S. Equity Max Buffer ETF - June	30-Jun-25	404,016	(8,706,671)	8,302,655
FT Vest U.S. Equity Max Buffer ETF - July	31-Jul-25	69,287	(2,678,817)	2,609,530
FT Vest U.S. Equity Max Buffer ETF - August	31-Aug-25	77,474	(3,300,623)	3,223,149
FT Vest U.S. Equity Max Buffer ETF - September	30-Sep-25	65,874	(3,566,934)	3,501,060
FT Vest U.S. Equity Max Buffer ETF - October	31-Oct-25	41,960	(3,582,833)	3,540,873
FT Vest U.S. Equity Max Buffer ETF - November	30-Nov-25	12,978	(2,230,654)	2,217,676
FT Vest U.S. Equity Max Buffer ETF - December	31-Dec-25	301,730	(4,822,119)	4,520,389
FT Vest U.S. Equity Quarterly Max Buffer ETF	31-Dec-25	85,058	(2,386,426)	2,301,368
FT Vest Laddered Max Buffer ETF	31-May-26	4,854	(219,547)	214,693
As of May 31, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Max Buffer ETF - January	$35,619,134	$3,582,739	$(2,806,344)	$776,395

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Max Buffer ETF - February	$46,802,661	$4,735,714	$(3,905,710)	$830,004
FT Vest U.S. Equity Max Buffer ETF - March	105,023,528	17,895,174	(15,424,954)	2,470,220
FT Vest U.S. Equity Max Buffer ETF - April	18,057,913	1,054,092	(877,296)	176,796
FT Vest U.S. Equity Max Buffer ETF - May	35,338,116	796,533	(664,920)	131,613
FT Vest U.S. Equity Max Buffer ETF - June	59,433,237	16,078,893	(12,475,666)	3,603,227
FT Vest U.S. Equity Max Buffer ETF - July	23,805,769	4,792,236	(3,587,824)	1,204,412
FT Vest U.S. Equity Max Buffer ETF - August	30,674,500	5,461,961	(3,961,521)	1,500,440
FT Vest U.S. Equity Max Buffer ETF - September	29,811,689	4,195,729	(2,860,274)	1,335,455
FT Vest U.S. Equity Max Buffer ETF - October	30,579,972	4,331,694	(2,990,066)	1,341,628
FT Vest U.S. Equity Max Buffer ETF - November	26,822,976	3,756,440	(2,788,681)	967,759
FT Vest U.S. Equity Max Buffer ETF - December	52,400,347	5,747,520	(4,216,018)	1,531,502
FT Vest U.S. Equity Quarterly Max Buffer ETF	44,270,390	6,437,437	(5,533,115)	904,322
FT Vest Laddered Max Buffer ETF	53,080,254	1,391,465	—	1,391,465
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. The annual unitary management fee payable by each Fund, except BUFH, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
For BUFH, the annual unitary management fee payable by the Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.1000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.0975%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.0950%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.0925%
Fund net assets greater than $10 billion up to and including $15 billion	0.0900%
Fund net assets greater than $15 billion	0.0850%
First Trust and Vest Financial LLC (“Vest”), an affiliate of First Trust, are responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Vest’s 50% share of each Fund’s expenses for that month. In the event the Sub-Advisor’s share of the expenses exceeds the amount of the sub-advisory fee in any month, the Sub-Advisor will pay the difference to the Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal period ended May 31, 2026, the Funds, except BUFH, had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund, except BUFH, holds options for a target outcome period based on the expiration date of the options. For securities transactions purposes, the options are considered short-term investments.
For the period ended May 31, 2026, the cost of purchases and proceeds from sales of investments for BUFH, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
FT Vest Laddered Max Buffer ETF	$142,358	$171,163

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
For the fiscal period ended May 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest U.S. Equity Max Buffer ETF - January	$12,197,792	$46,641,700
FT Vest U.S. Equity Max Buffer ETF - February	24,316,907	61,584,845
FT Vest U.S. Equity Max Buffer ETF - March	2,478,117	83,969,863
FT Vest U.S. Equity Max Buffer ETF - April	8,552,316	6,969,418
FT Vest U.S. Equity Max Buffer ETF - May	9,682,062	24,293,542
FT Vest U.S. Equity Max Buffer ETF - June	1,660,480	70,765,627
FT Vest U.S. Equity Max Buffer ETF - July	—	27,000,285
FT Vest U.S. Equity Max Buffer ETF - August	14,116,613	25,935,365
FT Vest U.S. Equity Max Buffer ETF - September	25,887,286	25,912,896
FT Vest U.S. Equity Max Buffer ETF - October	6,339,663	30,513,943
FT Vest U.S. Equity Max Buffer ETF - November	4,739,099	23,438,996
FT Vest U.S. Equity Max Buffer ETF - December	4,865,256	48,063,285
FT Vest U.S. Equity Quarterly Max Buffer ETF	4,060,533	64,676,549
FT Vest Laddered Max Buffer ETF	61,220,997	8,352,195
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at May 31, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
JANM
Options contracts	Equity Risk	Options contracts purchased, at value	$39,187,704	Options contracts written, at value	$3,112,213
FEBM
Options contracts	Equity Risk	Options contracts purchased, at value	51,767,265	Options contracts written, at value	4,606,470
MARM
Options contracts	Equity Risk	Options contracts purchased, at value	123,044,103	Options contracts written, at value	16,599,865
APXM
Options contracts	Equity Risk	Options contracts purchased, at value	19,576,981	Options contracts written, at value	1,548,229
MAYM
Options contracts	Equity Risk	Options contracts purchased, at value	37,196,351	Options contracts written, at value	2,193,938
JUNM
Options contracts	Equity Risk	Options contracts purchased, at value	74,879,980	Options contracts written, at value	12,039,880
JULM
Options contracts	Equity Risk	Options contracts purchased, at value	28,258,876	Options contracts written, at value	3,349,031
AUGM
Options contracts	Equity Risk	Options contracts purchased, at value	35,925,476	Options contracts written, at value	3,750,536

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
SEPM
Options contracts	Equity Risk	Options contracts purchased, at value	$33,791,031	Options contracts written, at value	$2,834,672
OCTM
Options contracts	Equity Risk	Options contracts purchased, at value	34,852,490	Options contracts written, at value	3,123,184
NOVM
Options contracts	Equity Risk	Options contracts purchased, at value	30,778,463	Options contracts written, at value	3,178,271
DECM
Options contracts	Equity Risk	Options contracts purchased, at value	58,434,946	Options contracts written, at value	4,921,193
SQMX
Options contracts	Equity Risk	Options contracts purchased, at value	50,740,137	Options contracts written, at value	6,001,975
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal period ended May 31, 2026, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	JANM	FEBM	MARM	APXM	MAYM
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$3,876,714	$7,465,214	$15,259,044	$1,718,341	$3,306,068
Written options contracts	(1,593,883)	(3,499,871)	(6,325,697)	(1,277,066)	(2,042,457)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	2,591,410	2,650,557	8,798,637	315,481	481,484
Written options contracts	(1,943,252)	(2,195,963)	(8,035,609)	(230,341)	(374,288)

Statements of Operations Location	JUNM	JULM	AUGM	SEPM	OCTM
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$2,469,528	$2,199,939	$1,978,305	$2,493,588	$2,298,378
Written options contracts	1,580,302	(593,514)	(773,118)	(1,157,369)	(792,681)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	11,376,726	2,837,456	3,803,934	2,895,521	3,203,094
Written options contracts	(10,228,429)	(2,425,288)	(2,579,592)	(1,885,603)	(2,085,586)

Statements of Operations Location	NOVM	DECM	SQMX
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$1,657,862	$4,290,219	$632,230
Written options contracts	(250,351)	(1,665,813)	890,602
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	2,832,536	4,037,068	4,862,324
Written options contracts	(2,142,765)	(2,969,610)	(4,048,773)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the fiscal period ended May 31, 2026, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
JANM	$76,734,860	$71,056,557	$4,055,064	$3,519,635
FEBM	95,586,258	101,575,020	5,230,698	4,157,285
MARM	159,919,749	188,824,378	10,033,664	10,067,041
APXM	29,429,898	17,677,165	3,030,350	2,536,111
MAYM	65,018,986	43,443,364	5,244,205	4,033,650
JUNM	132,461,511	128,584,905	4,558,858	3,368,405
JULM	52,988,372	45,617,187	2,729,031	2,309,755
AUGM	59,431,869	45,491,462	3,148,921	2,425,276
SEPM	55,527,443	47,833,669	3,213,677	2,831,356
OCTM	60,024,216	57,302,944	3,091,674	2,536,216
NOVM	50,036,860	43,295,534	2,406,692	1,800,241
DECM	95,327,413	79,556,667	4,977,774	3,820,078
SQMX	179,213,635	137,312,430	4,259,740	2,404,888
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before September 30, 2027 for all the Funds, with the exception of BUFH, which will not pay fees any time before June 16, 2027.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
As of June 22, 2026, the investment objective of JUNM changed to seek to buffer against the first 100% of Underlying SPDR ETF losses and an upside cap of 7.33% and include a Target Outcome Period of June 22, 2026 through June 17, 2027. When the Fund’s fees and expenses are taken into account, the cap is 6.48% and the buffer is 99.15%.
As of June 22, 2026, the investment objective of SQMX changed to seek to buffer against the first 12.62% of Underlying SPDR ETF losses and an upside cap of 3.00% and include a Target Outcome Period of June 22, 2026 to September 18, 2026. When the Fund’s fees and expenses are taken into account, the cap is 2.79% and the buffer is 12.41%.
As of July 20, 2026, the investment objective of JULM changed to seek to buffer against the first 100% of Underlying SPDR ETF losses and an upside cap of 7.32% and include a Target Outcome Period of July 20, 2026 through July 16, 2027. When the Fund’s fees and expenses are taken into account, the cap is 6.47% and the buffer is 99.15%.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VIII:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Exchange-Traded Fund VIII (the “Trust”), comprised of the FT Vest U.S. Equity Max Buffer ETF - January, FT Vest U.S. Equity Max Buffer ETF - February, FT Vest U.S. Equity Max Buffer ETF - March, FT Vest U.S. Equity Max Buffer ETF - April, FT Vest U.S. Equity Max Buffer ETF - May, FT Vest U.S. Equity Max Buffer ETF - June, FT Vest U.S. Equity Max Buffer ETF - July, FT Vest U.S. Equity Max Buffer ETF - August, FT Vest U.S. Equity Max Buffer ETF - September, FT Vest U.S. Equity Max Buffer ETF - October, FT Vest U.S. Equity Max Buffer ETF - November, FT Vest U.S. Equity Max Buffer ETF - December, FT Vest U.S. Equity Quarterly Max Buffer ETF, and FT Vest Laddered Max Buffer ETF (collectively, the “Funds”), including the portfolios of investments, as of May 31, 2026, the related statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds as listed above constituting the First Trust Exchange-Traded Fund VIII as of May 31, 2026, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
FT Vest U.S. Equity Max Buffer ETF - January	For the year ended May 31, 2026	For the year ended May 31, 2026 and for the period from January 17, 2025 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Max Buffer ETF - February	For the year ended May 31, 2026	For the year ended May 31, 2026 and for the period from February 21, 2025 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Max Buffer ETF - March	For the year ended May 31, 2026	For the years ended May 31, 2026, and 2025	For the years ended May 31, 2026 and 2025, and for the period from March 26, 2024 (commencement of investment operations) through May 31, 2024
FT Vest U.S. Equity Max Buffer ETF - April	For the year ended May 31, 2026	For the year ended May 31, 2026 and for the period from April 17, 2025 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Max Buffer ETF - May	For the year ended May 31, 2026	For the year ended May 31, 2026 and for the period from May 16, 2025 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Max Buffer ETF - June	For the year ended May 31, 2026	For the year ended May 31, 2026 and for the period from June 21, 2024 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Max Buffer ETF - July	For the year ended May 31, 2026	For the year ended May 31, 2026 and for the period from July 24, 2024 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Max Buffer ETF - August	For the year ended May 31, 2026	For the year ended May 31, 2026 and for the period from August 16, 2024 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Max Buffer ETF - September	For the year ended May 31, 2026	For the year ended May 31, 2026 and for the period from September 20, 2024 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Max Buffer ETF - October	For the year ended May 31, 2026	For the year ended May 31, 2026 and for the period from October 18, 2024 (commencement of investment operations) through May 31, 2025

Report of Independent Registered Public Accounting Firm (Continued)
Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
FT Vest U.S. Equity Max Buffer ETF - November	For the year ended May 31, 2026	For the year ended May 31, 2026 and for the period from November 15, 2024 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Max Buffer ETF - December	For the year ended May 31, 2026	For the year ended May 31, 2026 and for the period from December 20, 2024 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Quarterly Max Buffer ETF	For the year ended May 31, 2026	For the year ended May 31, 2026 and for the period from December 20, 2024 (commencement of investment operations) through May 31, 2025
FT Vest Laddered Max Buffer ETF	For the period from June 24, 2025 (commencement of investment operations) through May 31, 2026
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
July 21, 2026
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund VIII
May 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal period ended May 31, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VIII (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	931,952,816 5,974,259
Thomas J. Driscoll** Votes For Votes Withheld	931,990,349 5,936,726
Richard E. Erickson* Votes For Votes Withheld	931,309,705 6,617,370
Thomas R. Kadlec* Votes For Votes Withheld	931,262,372 6,664,703
Denise M. Keefe*** Votes For Votes Withheld	932,234,496 5,692,579
Robert F. Keith* Votes For Votes Withheld	931,417,790 6,509,285
Niel B. Nielson* Votes For Votes Withheld	931,068,296 6,858,779
Bronwyn Wright*** Votes For Votes Withheld	841,558,465 96,368,610

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.
Federal Tax Information
There were no distributions made by any Fund during their applicable taxable period; therefore, no analysis for the corporate dividends received deduction and qualified dividend income was completed.

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2026 (Unaudited)
Disclaimer
The Funds are not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VIII
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 10, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	August 10, 2026

* Print the name and title of each signing officer under his or her signature.